UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6318

CONSULTING GROUP CAPITAL MARKETS FUNDS

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Capitalization Value Equity Investments

Large Capitalization Growth Investments

Small Capitalization Value Equity Investments

Small Capitalization Growth Investments

International Equity Investments

Emerging Markets Equity Investments

Government Money Investments

Core Fixed Income Investments

High Yield Investments

Municipal Bond Investments

International Fixed Income Investments

FORM N-Q

NOVEMBER 30, 2005

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.6%
48,800	BorgWarner Inc.	$2,928,000
102,700	Lear Corp.	2,859,168
34,700	Magna International Inc., Class A Shares	2,390,830

	Total Auto Components	8,177,998

Automobiles - 0.2%
27,800	Toyota Motor Corp., Sponsored ADR	2,689,650

Hotels, Restaurants & Leisure - 1.3%
195,000	Carnival Corp.	10,625,550
207,400	McDonald’s Corp.	7,020,490

	Total Hotels, Restaurants & Leisure	17,646,040

Household Durables - 1.9%
171,700	Stanley Works	8,241,600
213,700	Whirlpool Corp.	17,491,345

	Total Household Durables	25,732,945

Leisure Equipment & Products - 0.4%
319,000	Mattel Inc.	5,311,350

Media - 4.2%
300,100	Comcast Corp., Special Class A Shares*	7,814,604
936,000	DIRECTV Group Inc.*	12,345,840
270,800	Interpublic Group of Cos. Inc.*	2,523,856
940,000	News Corp., Class A Shares	13,921,400
478,700	Time Warner Inc.	8,607,026
261,000	WPP Group PLC, Sponsored ADR	12,828,150

	Total Media	58,040,876

Multiline Retail - 1.0%
255,200	Target Corp.	13,655,752

Specialty Retail - 3.4%
400,000	Home Depot Inc.	16,712,000
1,006,500	Limited Brands Inc.	22,394,625
272,200	Office Depot Inc.*	8,078,896

	Total Specialty Retail	47,185,521

Textiles, Apparel & Luxury Goods - 1.4%
423,600	Jones Apparel Group Inc.	12,182,736
139,600	V.F. Corp.	7,908,340

	Total Textiles, Apparel & Luxury Goods	20,091,076

	TOTAL CONSUMER DISCRETIONARY	198,531,208

CONSUMER STAPLES - 8.0%
Beverages - 0.6%
187,000	Anheuser-Busch Cos. Inc.	8,179,380

Food & Staples Retailing - 1.6%
410,000	CVS Corp.	11,078,200
309,400	Kroger Co.*	6,020,924
220,500	Safeway Inc.	5,126,625

	Total Food & Staples Retailing	22,225,749

Food Products - 1.5%
299,000	ConAgra Foods Inc.	6,428,500
700,000	Tyson Foods Inc., Class A Shares	11,781,000
31,500	Unilever NV	2,109,870

	Total Food Products	20,319,370

Household Products - 1.1%
104,700	Clorox Co.	5,683,116

See Notes to Schedule of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Household Products (continued)
123,400	Kimberly-Clark Corp.	$7,278,132
46,500	Procter & Gamble Co.	2,659,335

	Total Household Products	15,620,583

Tobacco - 3.2%
481,200	Altria Group Inc.	35,026,548
101,000	Reynolds American Inc.	8,991,020

	Total Tobacco	44,017,568

	TOTAL CONSUMER STAPLES	110,362,650

ENERGY - 12.2%
Energy Equipment & Services - 3.0%
282,000	BJ Services Co.	10,335,300
339,600	GlobalSantaFe Corp.	15,404,256
205,000	Halliburton Co.	13,048,250
34,900	Noble Corp.	2,515,243

	Total Energy Equipment & Services	41,303,049

Oil, Gas & Consumable Fuels - 9.2%
105,500	BP PLC, Sponsored ADR	6,946,120
706,100	Chevron Corp.	40,466,591
336,600	ConocoPhillips	20,367,666
154,900	Exxon Mobil Corp.	8,988,847
310,200	Marathon Oil Corp.	18,391,758
186,200	Occidental Petroleum Corp.	14,765,660
99,700	PetroChina Co., Ltd., ADR	7,846,390
145,200	Petroleo Brasileiro SA, ADR	9,815,520

	Total Oil, Gas & Consumable Fuels	127,588,552

	TOTAL ENERGY	168,891,601

FINANCIALS - 25.0%
Capital Markets - 2.8%
35,800	Goldman Sachs Group Inc.	4,616,768
27,500	Lehman Brothers Holdings Inc.	3,465,000
102,800	Merrill Lynch & Co. Inc.	6,827,976
414,460	Morgan Stanley	23,222,194

	Total Capital Markets	38,131,938

Commercial Banks - 7.9%
802,900	Bank of America Corp.	36,845,081
482,100	KeyCorp	15,986,436
133,000	National City Corp.	4,510,030
484,800	Regions Financial Corp.	16,332,912
112,200	SunTrust Banks Inc.	8,161,428
450,000	U.S. Bancorp	13,626,000
249,250	Wachovia Corp.	13,309,950

	Total Commercial Banks	108,771,837

Consumer Finance - 1.0%
513,100	MBNA Corp.	13,735,687

Diversified Financial Services - 1.9%
345,000	ING Groep NV, Sponsored ADR	11,157,300
381,700	JPMorgan Chase & Co.	14,600,025

	Total Diversified Financial Services	25,757,325

Insurance - 7.5%
140,000	ACE Ltd.	7,770,000
225,000	Allstate Corp.	12,622,500
66,600	American International Group Inc.	4,471,524
400,000	Assured Guaranty Ltd.	10,528,000
500,000	Conseco Inc.*	11,210,000
97,500	Genworth Financial Inc., Class A Shares	3,358,875

See Notes to Schedule of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Insurance (continued)
55,600	Hartford Financial Services Group Inc.	$4,857,772
164,100	Jefferson-Pilot Corp.	9,115,755
182,900	Lincoln National Corp.	9,507,142
230,000	MBIA Inc.	14,209,400
143,000	MetLife Inc.	7,355,920
43,600	RenaissanceRe Holdings Ltd.	1,958,948
106,100	XL Capital Ltd., Class A Shares	7,042,918

	Total Insurance	104,008,754

Real Estate - 0.6%
264,700	Duke Realty Corp.	8,999,800

Thrifts & Mortgage Finance - 3.3%
221,900	Fannie Mae	10,662,295
102,600	Freddie Mac	6,407,370
688,200	Washington Mutual Inc.	28,346,958

	Total Thrifts & Mortgage Finance	45,416,623

	TOTAL FINANCIALS	344,821,964

HEALTH CARE - 9.7%
Health Care Equipment & Supplies - 0.5%
242,500	Boston Scientific Corp.*	6,421,400

Health Care Providers & Services - 2.6%
98,000	CIGNA Corp.	11,026,960
296,900	HCA Inc.	15,138,931
155,000	Humana Inc.*	7,103,650
63,700	Medco Health Solutions Inc.*	3,417,505

	Total Health Care Providers & Services	36,687,046

Pharmaceuticals - 6.6%
79,700	Eli Lilly & Co.	4,024,850
383,600	GlaxoSmithKline PLC, Sponsored ADR	19,015,052
854,600	Merck & Co. Inc.	25,125,240
1,276,400	Pfizer Inc.	27,059,680
370,000	Wyeth	15,377,200

	Total Pharmaceuticals	90,602,022

	TOTAL HEALTH CARE	133,710,468

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.0%
81,000	Boeing Co.	5,523,390
146,700	Northrop Grumman Corp.	8,416,179

	Total Aerospace & Defense	13,939,569

Building Products - 0.6%
297,900	Masco Corp.	8,868,483

Commercial Services & Supplies - 0.4%
150,400	Deluxe Corp.	4,877,472

Electrical Equipment - 0.2%
57,900	Hubbell Inc., Class B Shares	2,808,729

Industrial Conglomerates - 1.5%
401,900	General Electric Co.	14,355,868
76,000	Textron Inc.	5,996,400

	Total Industrial Conglomerates	20,352,268

Machinery - 1.8%
233,200	Eaton Corp.	14,859,504
120,000	Illinois Tool Works Inc.	10,592,400

	Total Machinery	25,451,904

See Notes to Schedule of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS (continued)
Road & Rail - 0.4%
110,600	CSX Corp.	$5,379,584

	TOTAL INDUSTRIALS	81,678,009

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 0.3%
84,900	ADC Telecommunications Inc.*	1,734,507
57,000	Nortel Networks Corp.*	165,300
197,900	Tellabs Inc.*	2,030,454

	Total Communications Equipment	3,930,261

Computers & Peripherals - 2.0%
636,820	Hewlett-Packard Co.	18,894,449
472,500	Seagate Technology*	8,939,700

	Total Computers & Peripherals	27,834,149

Electronic Equipment & Instruments - 1.1%
518,222	Flextronics International Ltd.*	5,348,051
182,520	Sanmina-SCI Corp.*	755,633
1,397,977	Solectron Corp.*	5,018,737
98,150	Tech Data Corp.*	3,858,277

	Total Electronic Equipment & Instruments	14,980,698

IT Services - 1.8%
192,500	Electronic Data Systems Corp.	4,437,125
475,000	First Data Corp.	20,553,250

	Total IT Services	24,990,375

Semiconductors & Semiconductor Equipment - 1.1%
440,000	Applied Materials Inc.	7,968,400
248,400	Intel Corp.	6,627,312

	Total Semiconductors & Semiconductor Equipment	14,595,712

Software - 3.2%
600,000	Cadence Design Systems Inc.*	10,284,000
1,220,300	Microsoft Corp.	33,814,513

	Total Software	44,098,513

	TOTAL INFORMATION TECHNOLOGY	130,429,708

MATERIALS - 2.7%
Chemicals - 1.2%
170,500	Dow Chemical Co.	7,715,125
328,300	Lyondell Chemical Co.	8,348,669

	Total Chemicals	16,063,794

Containers & Packaging - 0.2%
196,800	Smurfit-Stone Container Corp.*	2,493,456

Metals & Mining - 0.8%
217,900	Freeport-McMoRan Copper & Gold Inc., Class B Shares	11,354,769

Paper & Forest Products - 0.5%
158,000	Georgia-Pacific Corp.	7,471,820

	TOTAL MATERIALS	37,383,839

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.2%
327,434	SBC Communications Inc.	8,156,389
246,400	Verizon Communications Inc.	7,879,872

	Total Diversified Telecommunication Services	16,036,261

Wireless Telecommunication Services - 1.2%
139,400	ALLTEL Corp.	9,316,102
39,800	Crown Castle International Corp.*	1,090,520

See Notes to Schedule of Investments.

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Wireless Telecommunication Services (continued)
271,500	Sprint Nextel Corp.	$6,798,360

	Total Wireless Telecommunication Services	17,204,982

	TOTAL TELECOMMUNICATION SERVICES	33,241,243

UTILITIES - 4.1%
Electric Utilities - 2.0%
207,263	American Electric Power Co. Inc.	7,573,390
157,020	Entergy Corp.	10,991,400
189,400	Progress Energy Inc.	8,481,332

	Total Electric Utilities	27,046,122

Multi-Utilities - 2.1%
174,900	DTE Energy Co.	7,632,636
211,800	KeySpan Corp.	7,108,008
196,500	Sempra Energy	8,636,175
148,000	Wisconsin Energy Corp.	5,616,600

	Total Multi-Utilities	28,993,419

	TOTAL UTILITIES	56,039,541

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,132,755,076)	1,295,090,231

FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.9%
Repurchase Agreements - 5.9%
$10,000,000	Interest in $601,035,000 joint tri-party repurchase agreement dated 11/30/05 with Deutsche Bank Securities Inc., 4.010% due 12/1/05; Proceeds at maturity - $10,001,114; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.625% due 12/5/05 to 9/29/25; Market value - $10,200,003)	10,000,000
63,575,000	Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05; Proceeds at maturity - $63,582,082; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/10; Market value - $64,847,011)	63,575,000
3,313,000	Interest in $484,036,000 joint tri-party repurchase agreement dated 11/30/05 with Morgan Stanley, 4.020% due 12/1/05; Proceeds at maturity - $3,313,370; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.800% due 12/2/05 to 11/5/32; Market value - $3,383,383)	3,313,000
4,897,000	State Street Bank & Trust Co. dated 11/30/05, 3.520% due 12/1/05; Proceeds at maturity - $4,897,479; (Fully collateralized by U.S. Treasury Note, 4.250% due 11/15/13; Market value - $4,998,875)	4,897,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $81,785,000)	81,785,000

	TOTAL INVESTMENTS - 99.8% (Cost - $1,214,540,076#)	1,376,875,231
	Other Assets in Excess of Liabilities - 0.2%	2,092,753

	TOTAL NET ASSETS - 100.0%	$1,378,967,984

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 0.8%
190,800	Johnson Controls Inc.	$13,251,060

Diversified Consumer Services - 2.7%
626,635	Apollo Group Inc., Class A Shares*	44,616,412

Hotels, Restaurants & Leisure - 4.9%
276,600	Carnival Corp.	15,071,934
751,300	Hilton Hotels Corp.	16,468,496
1,587,800	Starbucks Corp.*	48,348,510

	Total Hotels, Restaurants & Leisure	79,888,940

Household Durables - 0.7%
529,600	Newell Rubbermaid Inc.	12,217,872

Internet & Catalog Retail - 6.4%
655,400	Amazon.com Inc.*	31,760,684
1,647,316	eBay Inc.*	73,816,230

	Total Internet & Catalog Retail	105,576,914

Media - 1.8%
285,000	Pixar*	15,800,400
462,105	XM Satellite Radio Holdings Inc., Class A Shares*	13,521,192

	Total Media	29,321,592

Multiline Retail - 1.6%
560,700	Kohl’s Corp.*	25,792,200

Specialty Retail - 2.9%
297,850	Bed Bath & Beyond Inc.*	12,706,281
345,430	Lowe’s Cos. Inc.	23,309,617
251,360	Williams-Sonoma Inc.*	10,906,510

	Total Specialty Retail	46,922,408

	TOTAL CONSUMER DISCRETIONARY	357,587,398

CONSUMER STAPLES - 3.2%
Beverages - 0.7%
284,400	Coca-Cola Co.	12,141,036

Food & Staples Retailing - 2.5%
886,693	Walgreen Co.	40,504,136

	TOTAL CONSUMER STAPLES	52,645,172

ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
181,580	Apache Corp.	11,853,542
338,800	ConocoPhillips	20,500,788
262,900	CONSOL Energy Inc.	17,014,888
164,200	Occidental Petroleum Corp.	13,021,060
274,000	Peabody Energy Corp.	21,607,640

	TOTAL ENERGY	83,997,918

FINANCIALS - 9.5%
Capital Markets - 1.4%
546,600	Charles Schwab Corp.	8,335,650
210,700	Merrill Lynch & Co. Inc.	13,994,694

	Total Capital Markets	22,330,344

Commercial Banks - 0.7%
347,660	Commerce Bancorp Inc.	11,712,665

Consumer Finance - 1.5%
228,096	American Express Co.	11,728,696

See Notes to Schedule of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Consumer Finance (continued)
158,600	Capital One Financial Corp.	$13,173,316

	Total Consumer Finance	24,902,012

Diversified Financial Services - 2.3%
53,800	Chicago Mercantile Exchange	19,053,270
308,500	Moody’s Corp.	18,556,275

	Total Diversified Financial Services	37,609,545

Insurance - 3.4%
76,290	AFLAC Inc.	3,661,920
92,100	American International Group Inc.	6,183,594
374,430	Progressive Corp.	46,051,146

	Total Insurance	55,896,660

Thrifts & Mortgage Finance - 0.2%
102,955	Countrywide Financial Corp.	3,583,864

	TOTAL FINANCIALS	156,035,090

HEALTH CARE - 24.8%
Biotechnology - 11.5%
368,225	Amgen Inc.*	29,800,449
390,720	Biogen Idec Inc.*	16,726,723
435,400	Celgene Corp.*	26,524,568
802,300	Genentech Inc.*	76,715,926
314,190	Genzyme Corp.*	23,356,885
314,650	Gilead Sciences Inc.*	15,949,609

	Total Biotechnology	189,074,160

Health Care Equipment & Supplies - 6.1%
202,500	Fisher Scientific International Inc.*	13,057,200
69,700	Intuitive Surgical Inc.*	7,786,884
641,314	Medtronic Inc.	35,637,819
277,700	Stryker Corp.	12,024,410
195,700	Varian Medical Systems Inc.*	9,945,474
325,950	Zimmer Holdings Inc.*	20,427,286

	Total Health Care Equipment & Supplies	98,879,073

Health Care Providers & Services - 3.5%
153,840	Aetna Inc.	14,228,661
256,000	HCA Inc.	13,053,440
401,300	Omnicare Inc.	22,854,035
192,640	Patterson Cos. Inc.*	6,730,842

	Total Health Care Providers & Services	56,866,978

Pharmaceuticals - 3.7%
196,000	Allergan Inc.	19,600,000
120,100	American Pharmaceutical Partners Inc.*	4,566,202
512,200	Schering-Plough Corp.	9,895,704
656,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	26,849,984

	Total Pharmaceuticals	60,911,890

	TOTAL HEALTH CARE	405,732,101

INDUSTRIALS - 5.3%
Air Freight & Logistics - 0.8%
162,200	United Parcel Service Inc., Class B Shares	12,635,380

Building Products - 0.2%
72,600	American Standard Cos. Inc.	2,764,608

Commercial Services & Supplies - 1.1%
159,500	Iron Mountain Inc.*	6,579,375
322,300	Republic Services Inc.	11,554,455

	Total Commercial Services & Supplies	18,133,830

See Notes to Schedule of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS (continued)
Industrial Conglomerates - 1.5%
713,340	General Electric Co.	$25,480,505

Machinery - 0.8%
236,100	Caterpillar Inc.	13,641,858

Road & Rail - 0.9%
330,800	Norfolk Southern Corp.	14,634,592

	TOTAL INDUSTRIALS	87,290,773

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 5.3%
1,320,800	Avaya Inc.*	15,743,936
358,200	Cisco Systems Inc.*	6,282,828
339,100	Motorola Inc.	8,168,919
746,100	Nokia Oyj, Sponsored ADR	12,743,388
969,210	QUALCOMM Inc.	44,069,979

	Total Communications Equipment	87,009,050

Computers & Peripherals - 3.8%
1,024,964	Dell Inc.*	30,912,914
151,700	International Business Machines Corp.	13,486,130
610,340	Network Appliance Inc.*	17,773,101

	Total Computers & Peripherals	62,172,145

Internet Software & Services - 6.6%
163,320	Google Inc., Class A Shares*	66,142,967
1,034,400	Yahoo! Inc.*	41,613,912

	Total Internet Software & Services	107,756,879

IT Services - 0.4%
91,400	Infosys Technologies Ltd., Sponsored ADR	6,586,284

Semiconductors & Semiconductor Equipment - 4.5%
300,300	Advanced Micro Devices Inc.*	7,861,854
557,648	Intel Corp.	14,878,049
543,155	Maxim Integrated Products Inc.	19,852,315
1,131,200	Micron Technology Inc.*	16,130,912
220,300	Texas Instruments Inc.	7,155,344
315,305	Xilinx Inc.	8,336,664

	Total Semiconductors & Semiconductor Equipment	74,215,138

Software - 4.7%
278,035	Adobe Systems Inc.	9,066,721
224,700	Electronic Arts Inc.*	12,664,092
478,510	Microsoft Corp.	13,259,512
524,200	Oracle Corp.*	6,589,194
516,000	Red Hat Inc.*	12,162,120
201,715	Salesforce.com Inc.*	6,424,623
387,400	SAP AG, Sponsored ADR	17,491,110

	Total Software	77,657,372

	TOTAL INFORMATION TECHNOLOGY	415,396,868

MATERIALS - 2.8%
Chemicals - 1.6%
395,750	Ecolab Inc.	13,166,603
261,100	Praxair Inc.	13,577,200

	Total Chemicals	26,743,803

Metals & Mining - 1.2%
430,700	Inco Ltd.	18,946,493

	TOTAL MATERIALS	45,690,296

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,196,250,629)	1,604,375,616

See Notes to Schedule of Investments.

LARGE CAPITALIZATION GROWTH INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
$14,637,000	Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05; Proceeds at maturity - $14,638,630; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/10; Market value - $14,929,857)	$14,637,000
14,294,000	State Street Bank & Trust Co. dated 11/30/05, 3.520% due 12/1/05; Proceeds at maturity - $14,295,398; (Fully collateralized by U.S. Treasury Note, 4.250% due 11/15/13; Market value $14,587,850)	14,294,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $28,931,000)	28,931,000

	TOTAL INVESTMENTS - 99.6% (Cost - $1,225,181,629#)	1,633,306,616
	Other Assets in Excess of Liabilities - 0.4%	7,197,680

	TOTAL NET ASSETS - 100.0%	$1,640,504,296

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 1.4%
74,800	ArvinMeritor Inc.	$994,840
730,658	Hayes Lemmerz International Inc.*	2,221,200
64,988	Modine Manufacturing Co.	2,163,451

	Total Auto Components	5,379,491

Automobiles - 1.8%
475,100	Fleetwood Enterprises Inc.*	5,420,891
37,100	Thor Industries Inc.	1,421,672

	Total Automobiles	6,842,563

Diversified Consumer Services - 0.6%
77,200	Alderwoods Group Inc.*	1,159,544
109,600	Service Corporation International	899,816

	Total Diversified Consumer Services	2,059,360

Hotels, Restaurants & Leisure - 3.9%
57,600	Bob Evans Farms Inc.	1,392,768
51,600	CBRL Group Inc.	1,908,684
28,400	CEC Entertainment, Inc.*	1,016,720
327,800	CKE Restaurants Inc.	4,133,558
55,800	Intrawest Corp.	1,555,704
130,700	Vail Resorts Inc.*	4,869,882

	Total Hotels, Restaurants & Leisure	14,877,316

Household Durables - 1.0%
47,600	American Greetings Corp., Class A Shares	1,247,120
29,700	Furniture Brands International Inc.	592,515
20,300	KB HOME	1,416,331
21,300	WCI Communities Inc.*	546,984

	Total Household Durables	3,802,950

Internet & Catalog Retail - 0.3%
47,900	Insight Enterprises Inc.*	997,757

Leisure Equipment & Products - 1.0%
136,898	Arctic Cat Inc.	2,872,120
152,600	Sturm Ruger & Co. Inc.	1,075,830

	Total Leisure Equipment & Products	3,947,950

Media - 0.3%
26,000	Belo Corp., Class A Shares	566,800
14,000	Meredith Corp.	714,000

	Total Media	1,280,800

Multiline Retail - 0.3%
41,100	Dollar Tree Stores Inc.*	943,656

Specialty Retail - 3.4%
45,600	AnnTaylor Stores Corp.*	1,383,048
41,400	Borders Group Inc.	844,146
123,550	Cato Corp., Class A Shares	2,668,680
223,000	Charlotte Russe Holding Inc.*	4,170,100
21,600	Lenox Group Inc.	266,976
61,300	Pier 1 Imports Inc.	778,510
26,100	Sports Authority Inc.*	821,367
25,050	Stage Stores Inc.	749,245
40,100	Zale Corp.*	1,118,790

	Total Specialty Retail	12,800,862

Textiles, Apparel & Luxury Goods - 2.8%
37,400	Brown Shoe Co. Inc.	1,539,010
28,300	K-Swiss Inc., Class A Shares	883,809

See Notes to Schedule of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Textiles, Apparel & Luxury Goods (continued)
84,500	Kellwood Co.	$1,953,640
24,000	Kenneth Cole Productions Inc., Class A Shares	673,920
75,200	Russell Corp.	1,190,416
216,800	Skechers USA Inc., Class A Shares*	3,243,328
45,800	Wolverine World Wide Inc.	994,776

	Total Textiles, Apparel & Luxury Goods	10,478,899

	TOTAL CONSUMER DISCRETIONARY	63,411,604

CONSUMER STAPLES - 5.1%
Beverages - 0.3%
47,000	Constellation Brands Inc., Class A Shares*	1,110,140

Food & Staples Retailing - 1.6%
63,300	Casey’s General Stores Inc.	1,457,166
74,300	Ruddick Corp.	1,501,603
125,300	Smart & Final Inc.*	1,691,550
34,600	Weis Markets Inc.	1,456,660

	Total Food & Staples Retailing	6,106,979

Food Products - 2.4%
16,400	Bunge Ltd.	877,400
66,100	Chiquita Brands International Inc.	1,374,880
60,900	Corn Products International Inc.	1,355,025
108,900	Del Monte Foods Co.*	1,075,932
57,400	Fresh Del Monte Produce Inc.	1,490,678
33,100	Lancaster Colony Corp.	1,290,900
43,800	Sanderson Farms Inc.	1,560,156

	Total Food Products	9,024,971

Household Products - 0.4%
56,100	WD-40 Co.	1,541,067

Tobacco - 0.4%
35,500	Universal Corp.	1,433,490

	TOTAL CONSUMER STAPLES	19,216,647

ENERGY - 10.8%
Energy Equipment & Services - 2.9%
152,800	Grey Wolf Inc.*	1,147,528
643,400	Input/Output Inc.*	4,786,896
125,200	Newpark Resources Inc.*	917,716
35,900	Tidewater Inc.	1,622,680
20,200	Todco, Class A Shares*	839,714
47,600	W-H Energy Services Inc.*	1,586,508

	Total Energy Equipment & Services	10,901,042

Oil, Gas & Consumable Fuels - 7.9%
41,000	Alpha Natural Resources Inc.*	984,820
41,400	Arch Coal Inc.	3,189,456
25,700	Berry Petroleum Co., Class A Shares	1,466,185
38,750	Cabot Oil & Gas Corp.	1,635,638
49,900	Energy Partners Ltd.*	1,154,686
39,600	Frontline Ltd.	1,637,856
42,500	General Maritime Corp.	1,642,200
30,500	Holly Corp.	1,855,010
38,800	Massey Energy Co.	1,472,460
28,300	Newfield Exploration Co.*	1,309,158
32,000	Penn Virginia Corp.	1,909,120
45,600	Range Resources Corp.	1,698,144
50,700	St Mary Land & Exploration Co.	1,805,934
36,900	Teekay Shipping Corp.	1,564,191
12,200	Tesoro Corp.	671,854
50,400	W&T Offshore Inc.	1,474,200
35,700	Western Gas Resources Inc.	1,702,176

See Notes to Schedule of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
43,800	Whiting Petroleum Corp.*	$1,815,510
30,300	World Fuel Services Corp.	1,040,805

	Total Oil, Gas & Consumable Fuels	30,029,403

	TOTAL ENERGY	40,930,445

FINANCIALS - 15.8%
Commercial Banks - 6.2%
49,700	AMCORE Financial Inc.	1,554,119
65,100	BancorpSouth Inc.	1,478,421
24,700	Bank of Hawaii Corp.	1,274,767
49,500	Boston Private Financial Holdings Inc.	1,534,500
83,800	Colonial BancGroup Inc.	2,087,458
39,600	First Republic Bank	1,535,292
42,700	Greater Bay Bancorp	1,137,528
12,500	Independent Bank Corp.	365,375
17,800	NBT Bancorp Inc.	407,086
64,099	Old National Bancorp	1,403,768
310,400	Oriental Financial Group Inc.	4,125,216
86,699	Provident Bankshares Corp.	3,089,952
68,200	Republic Bancorp Inc.	847,044
42,150	Sterling Financial Corp. of Spokane	1,100,115
60,300	Susquehanna Bancshares Inc.	1,478,556

	Total Commercial Banks	23,419,197

Consumer Finance - 0.4%
119,900	Advance America Cash Advance Centers, Inc.	1,492,755

Insurance - 3.6%
53,500	AmerUs Group Co.	3,142,055
29,700	Delphi Financial Group, Class A Shares	1,407,186
29,200	Harleysville Group Inc.	797,452
70,100	Infinity Property & Casualty Corp.	2,590,195
20,800	LandAmerica Financial Group Inc.	1,346,800
34,300	Platinum Underwriters Holdings Ltd.	1,044,778
57,300	Scottish Re Group Ltd.	1,445,679
42,000	W.R. Berkley Corp.	1,958,040

	Total Insurance	13,732,185

Real Estate - 4.4%
52,800	Ashford Hospitality Trust Inc.	563,376
24,500	Brandywine Realty Trust	710,010
26,500	Camden Property Trust	1,563,500
35,500	CBL & Associates Properties Inc.	1,428,875
31,800	Education Realty Trust Inc.	397,182
65,300	Equity One Inc.	1,551,528
35,700	First Industrial Realty Trust Inc.	1,451,205
40,300	Healthcare Realty Trust Inc.	1,411,306
65,200	Highland Hospitality Corp.	704,812
133,600	HRPT Properties Trust	1,461,584
64,100	Nationwide Health Properties Inc.	1,458,275
62,600	New Plan Excel Realty Trust Inc.	1,494,888
25,600	Prentiss Properties Trust	1,049,600
35,900	Reckson Associates Realty Corp.	1,318,607

	Total Real Estate	16,564,748

Thrifts & Mortgage Finance - 1.2%
45,500	BankUnited Financial Corp., Class A Shares	1,159,795
26,400	MAF Bancorp Inc.	1,123,848
18,300	Triad Guaranty Inc.*	793,488
60,550	Washington Federal Inc.	1,469,549

	Total Thrifts & Mortgage Finance	4,546,680

	TOTAL FINANCIALS	59,755,565

See Notes to Schedule of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 3.4%
69,300	Arrow International Inc.	$2,067,219
19,900	Bio-Rad Laboratories Inc., Class A*	1,162,558
16,400	Diagnostic Products Corp.	747,020
42,800	Invacare Corp.	1,462,048
219,800	Viasys Healthcare Inc.*	6,000,540
60,600	West Pharmaceutical Services Inc.	1,513,182

	Total Health Care Equipment & Supplies	12,952,567

Health Care Providers & Services - 2.7%
262,700	AMN Healthcare Services Inc.*	5,004,435
90,100	Owens & Minor Inc.	2,555,236
15,300	Pediatrix Medical Group Inc.*	1,293,768
30,900	PRA International*	857,166
25,700	RehabCare Group Inc.*	497,552

	Total Health Care Providers & Services	10,208,157

Pharmaceuticals - 0.2%
25,640	Par Pharmaceutical Cos. Inc.*	682,280

	TOTAL HEALTH CARE	23,843,004

INDUSTRIALS - 18.9%
Aerospace & Defense - 0.8%
77,400	Cubic Corp.	1,369,206
26,500	Curtiss-Wright Corp.	1,552,900

	Total Aerospace & Defense	2,922,106

Airlines - 0.2%
24,300	SkyWest Inc.	721,710

Building Products - 3.0%
36,600	Griffon Corp.*	891,576
206,800	Lennox International Inc.	6,040,628
142,000	Trex Co Inc.*	3,247,540
24,300	Universal Forest Products Inc.	1,396,278

	Total Building Products	11,576,022

Commercial Services & Supplies - 5.1%
28,300	Banta Corp.	1,429,150
331,400	Bowne & Co. Inc.	4,901,406
34,900	Brink’s Co.	1,610,984
71,500	Casella Waste Systems Inc., Class A Shares*	875,160
86,900	Ennis Inc.	1,542,475
107,450	Herman Miller Inc.	3,286,896
21,000	United Stationers Inc.*	1,029,000
158,800	Viad Corp.	4,835,460

	Total Commercial Services & Supplies	19,510,531

Construction & Engineering - 1.7%
29,200	Insituform Technologies Inc., Class A Shares*	580,204
402,200	MasTec Inc.*	3,969,714
38,337	Washington Group International Inc.*	1,982,406

	Total Construction & Engineering	6,532,324

Electrical Equipment - 0.9%
46,200	Acuity Brands Inc.	1,436,358
18,100	AO Smith Corp.	658,840
40,200	Regal-Beloit Corp.	1,418,658

	Total Electrical Equipment	3,513,856

Industrial Conglomerates - 0.4%
29,200	Walter Industries Inc.	1,470,220

See Notes to Schedule of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS (continued)
Machinery - 4.9%
37,900	Albany International Corp., Class A Shares	$1,445,127
42,100	Barnes Group Inc.	1,451,187
16,400	Briggs & Stratton Corp.	593,516
76,000	Crane Co.	2,413,000
20,400	Federal Signal Corp.	333,336
42,600	Harsco Corp.	2,830,770
37,200	Kaydon Corp.	1,203,792
26,600	Kennametal Inc.	1,457,414
36,200	Lincoln Electric Holdings Inc.	1,477,322
80,300	Mueller Industries Inc.	2,173,721
42,500	Valmont Industries Inc.	1,418,225
62,700	Wabtec Corp.	1,619,541

	Total Machinery	18,416,951

Marine - 0.8%
31,600	Alexander & Baldwin Inc.	1,580,632
25,600	Kirby Corp.*	1,361,920

	Total Marine	2,942,552

Road & Rail - 1.1%
34,600	Arkansas Best Corp.	1,426,904
18,700	SCS Transportation Inc.*	368,577
70,800	Werner Enterprises Inc.	1,449,276
16,600	Yellow Roadway Corp.*	782,026

	Total Road & Rail	4,026,783

	TOTAL INDUSTRIALS	71,633,055

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.5%
183,900	Belden CDT Inc.	4,295,904
51,400	CommScope Inc.*	1,054,214
28,300	NETGEAR Inc.*	546,190

	Total Communications Equipment	5,896,308

Computers & Peripherals - 0.5%
186,100	Brocade Communications Systems, Inc.*	813,257
45,700	Emulex Corp.*	910,801
10,600	Overland Storage Inc.*	84,376

	Total Computers & Peripherals	1,808,434

Electronic Equipment & Instruments - 2.1%
73,300	Bell Microproducts Inc.*	630,380
51,000	Checkpoint Systems Inc.*	1,221,450
67,500	Ingram Micro, Inc., Class A Shares*	1,267,650
28,200	Landauer Inc.	1,378,980
51,500	Plexus Corp.*	1,107,250
55,900	Symbol Technologies Inc.	638,937
40,500	SYNNEX Corp.*	633,825
56,200	Technitrol Inc.	994,740

	Total Electronic Equipment & Instruments	7,873,212

IT Services - 1.4%
47,800	Acxiom Corp.	1,060,204
225,017	Forrester Research Inc.*	4,194,317

	Total IT Services	5,254,521

Semiconductors & Semiconductor Equipment - 2.3%
178,900	Brooks Automation Inc.*	2,300,654
175,000	Cohu Inc.	4,667,250
87,200	Entegris Inc.*	880,720

See Notes to Schedule of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment (continued)
23,800	International Rectifier Corp.*	$843,948

	Total Semiconductors & Semiconductor Equipment	8,692,572

Software - 0.4%
50,600	QAD Inc.	394,680
55,100	Synopsys Inc.*	1,075,552

	Total Software	1,470,232

	TOTAL INFORMATION TECHNOLOGY	30,995,279

MATERIALS - 11.4%
Chemicals - 3.7%
21,800	Albemarle Corp.	802,240
31,000	H.B. Fuller Co.	960,380
35,500	Lubrizol Corp.	1,498,455
160,250	Lyondell Chemical Co.	4,075,157
90,300	Methanex Corp.	1,582,056
92,700	PolyOne Corp.*	534,879
82,300	RPM International Inc.	1,530,780
83,300	Sensient Technologies Corp.	1,513,561
40,800	Spartech Corp.	865,368
26,200	Westlake Chemical Corp.	734,124

	Total Chemicals	14,097,000

Construction Materials - 1.4%
56,600	Martin Marietta Materials Inc.	4,251,226
16,900	Texas Industries Inc.	842,972

	Total Construction Materials	5,094,198

Containers & Packaging - 2.8%
65,400	Crown Holdings Inc.*	1,212,516
45,100	Greif Inc., Class A Shares	2,708,255
606,000	Intertape Polymer Group Inc.*	4,690,440
27,900	Pactiv Corp.*	564,696
90,200	Rock-Tenn Co., Class A Shares	1,205,072

	Total Containers & Packaging	10,380,979

Metals & Mining - 2.3%
97,800	Agnico-Eagle Mines Ltd.	1,430,814
16,900	Chaparral Steel Co.*	422,500
53,600	Commercial Metals Co.	1,881,360
42,000	Gibraltar Industries Inc.	923,580
197,200	IAMGOLD Corp.	1,473,084
34,700	IPSCO Inc.	2,685,086

	Total Metals & Mining	8,816,424

Paper & Forest Products - 1.2%
32,100	Potlatch Corp.	1,551,714
130,000	Schweitzer-Mauduit International Inc.	3,095,300

	Total Paper & Forest Products	4,647,014

	TOTAL MATERIALS	43,035,615

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
47,500	FairPoint Communications Inc.	567,625

UTILITIES - 4.8%
Electric Utilities - 1.3%
63,700	Cleco Corp.	1,406,496
85,000	Duquesne Light Holdings Inc.	1,440,750
43,700	El Paso Electric Co.*	945,231
32,600	Otter Tail Corp.	979,630

	Total Electric Utilities	4,772,107

See Notes to Schedule of Investments.

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
UTILITIES (continued)
Gas Utilities - 2.8%
52,300	Atmos Energy Corp.	$1,389,611
39,900	Energen Corp.	1,464,330
43,500	National Fuel Gas Co.	1,402,875
37,900	Peoples Energy Corp.	1,361,747
89,900	Southwest Gas Corp.	2,398,532
54,300	UGI Corp.	1,194,600
46,100	WGL Holdings Inc.	1,402,362

	Total Gas Utilities	10,614,057

Independent Power Producers & Energy Traders - 0.1%
13,000	Black Hills Corp.	475,150

Multi-Utilities - 0.6%
40,600	PNM Resources Inc.	1,054,382
51,800	Vectren Corp.	1,406,370

	Total Multi-Utilities	2,460,752

	TOTAL UTILITIES	18,322,066

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $293,192,694)	371,710,905

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.9%
Commercial Paper - 0.2%
$835,000	Prudential PLC, 4.030% due 12/1/05 (Cost - $835,000)	835,000

Repurchase Agreements - 1.7%
4,112,000	Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05; Proceeds at maturity - $4,112,458; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/10; Market value - $4,194,273)	4,112,000
2,144,000	State Street Bank & Trust Co. dated 11/30/05, 3.520% due 12/1/05; Proceeds at maturity - $2,144,210; (Fully collateralized by U.S. Treasury Note, 4.250% due 11/15/13; Market value - $2,191,625)	2,144,000

	Total Repurchase Agreements (Cost - $6,256,000)	6,256,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,091,000)	7,091,000

	TOTAL INVESTMENTS - 100.1% (Cost - $300,283,694#)	378,801,905
	Liabilities in Excess of Other Assets - (0.1)%	(413,425)

	TOTAL NET ASSETS - 100.0%	$378,388,480

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 10.3%
Distributors - 0.1%
11,100	MWI Veterinary Supply Inc.*	$258,963

Diversified Consumer Services - 1.2%
106,500	Laureate Education Inc.*	5,385,705

Hotels, Restaurants & Leisure - 3.2%
87,400	PF Chang’s China Bistro Inc.*	4,496,730
101,499	RARE Hospitality International Inc.*	3,251,013
41,500	Red Robin Gourmet Burgers Inc.*	2,278,350
27,900	Texas Roadhouse Inc.*	421,290
126,100	WMS Industries Inc.*	3,131,063

	Total Hotels, Restaurants & Leisure	13,578,446

Household Durables - 0.2%
73,900	Tempur-Pedic International Inc.*	838,765

Internet & Catalog Retail - 2.6%
63,500	Blue Nile Inc.*	2,634,615
189,900	Nutri/System Inc.*	7,392,807
44,700	Stamps.com Inc.*	1,048,215

	Total Internet & Catalog Retail	11,075,637

Leisure Equipment & Products - 0.5%
111,200	Nautilus Inc.	1,968,240

Specialty Retail - 1.8%
149,059	Bebe Stores Inc.	2,410,284
70,300	Christopher & Banks Corp.	1,060,124
15,700	Golf Galaxy Inc.*	246,804
100,100	Stage Stores Inc.	2,993,991
174,500	Tweeter Home Entertainment Group Inc.*	980,690

	Total Specialty Retail	7,691,893

Textiles, Apparel & Luxury Goods - 0.7%
55,400	Oxford Industries Inc.	3,125,668

	TOTAL CONSUMER DISCRETIONARY	43,923,317

CONSUMER STAPLES - 0.8%
Food Products - 0.8%
1,651	Aurora Foods Inc. (a)(b)*	0
150,900	Delta & Pine Land Co.	3,555,204

	TOTAL CONSUMER STAPLES	3,555,204

ENERGY - 13.4%
Energy Equipment & Services - 7.5%
263,600	Hanover Compressor Co.*	3,563,872
334,200	Key Energy Services Inc.*	4,712,220
109,700	NS Group Inc.*	4,504,282
96,200	Oil States International Inc.*	3,276,572
169,100	Patterson-UTI Energy Inc.	5,282,684
134,200	Pioneer Drilling Co.*	2,351,184
305,300	Superior Energy Services Inc.*	6,646,381
25,549	Weatherford International Ltd.*	1,775,911

	Total Energy Equipment & Services	32,113,106

Oil, Gas & Consumable Fuels - 5.9%
52,200	Arch Coal Inc.	4,021,488
54,200	Energy Partners Ltd.*	1,254,188
113,800	Forest Oil Corp.*	5,099,378
89,300	Foundation Coal Holdings, Inc.	3,176,401
48,400	InterOil Corp.*	900,240
75,500	James River Coal Co.*	3,178,550
122,300	Precision Drilling Trust	3,813,314

See Notes to Schedule of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
97,699	Quicksilver Resources Inc.*	$3,698,884

	Total Oil, Gas & Consumable Fuels	25,142,443

	TOTAL ENERGY	57,255,549

FINANCIALS - 6.6%
Capital Markets - 1.3%
104,229	Apollo Investment Corp.	1,977,224
96,900	Investors Financial Services Corp.	3,657,975

	Total Capital Markets	5,635,199

Commercial Banks - 3.1%
134,400	East-West Bancorp Inc.	5,085,696
116,800	Signature Bank*	3,362,672
140,800	UCBH Holdings Inc.	2,483,712
37,700	Wintrust Financial Corp.	2,117,986

	Total Commercial Banks	13,050,066

Diversified Financial Services - 1.1%
84,500	Bankrate Inc.*	2,725,125
119,800	Encore Capital Group Inc.*	1,962,324

	Total Diversified Financial Services	4,687,449

Insurance - 0.9%
73,300	National Financial Partners Corp.	3,730,237

Real Estate - 0.2%
30,300	Capital Trust Inc., Class A Shares	928,695

	TOTAL FINANCIALS	28,031,646

HEALTH CARE - 23.3%
Biotechnology - 7.1%
148,200	Alexion Pharmaceuticals, Inc.*	2,891,382
49,500	Celgene Corp.*	3,015,540
37,589	Cephalon Inc.*	1,911,401
105,100	Cubist Pharmaceuticals Inc.*	2,376,311
120,100	CV Therapeutics Inc.*	2,970,073
343,700	Human Genome Sciences Inc.*	3,179,225
159,100	Illumina, Inc.*	2,505,825
124,300	InterMune Inc.*	1,796,135
82,000	Momenta Pharmaceuticals Inc.*	1,812,200
255,200	Nektar Therapeutics*	4,292,464
77,950	OSI Pharmaceuticals Inc.*	1,890,287
64,100	Vertex Pharmaceuticals Inc.*	1,634,550

	Total Biotechnology	30,275,393

Health Care Equipment & Supplies - 10.4%
98,300	Advanced Medical Optics Inc.*	4,168,903
195,400	American Medical Systems Holdings Inc.*	3,595,360
59,500	ArthroCare Corp.*	2,275,875
47,400	Greatbatch Inc.*	1,373,652
136,800	Immucor Inc.*	3,388,536
47,450	Intermagnetics General Corp.*	1,586,728
102,500	IRIS International Inc.*	2,528,675
37,500	Orthofix International NV*	1,372,125
15,400	Palomar Medical Technologies, Inc.*	524,062
406,200	PerkinElmer Inc.	9,265,422
252,578	PolyMedica Corp.	9,587,861
86,100	Varian Inc.*	3,612,756
39,500	Viasys Healthcare Inc.*	1,078,350

	Total Health Care Equipment & Supplies	44,358,305

Health Care Providers & Services - 2.1%
129,600	Gentiva Health Services Inc.*	2,126,736
86,000	HealthExtras Inc.*	1,945,320

See Notes to Schedule of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Health Care Providers & Services (continued)
121,000	Manor Care Inc.	$4,771,030
14,000	Odyssey Healthcare Inc.*	259,280

	Total Health Care Providers & Services	9,102,366

Pharmaceuticals - 3.7%
107,150	First Horizon Pharmaceutical Corp.*	1,887,983
121,700	K-V Pharmaceutical Co., Class A Shares*	2,409,660
89,100	Medicines Co.*	1,627,857
124,100	Medicis Pharmaceutical Corp., Class A Shares	3,960,031
304,600	MGI Pharma Inc.*	6,012,804

	Total Pharmaceuticals	15,898,335

	TOTAL HEALTH CARE	99,634,399

INDUSTRIALS - 13.3%
Aerospace & Defense - 0.8%
68,200	AAR Corp.*	1,428,108
41,400	Ceradyne Inc.*	1,949,526

	Total Aerospace & Defense	3,377,634

Air Freight & Logistics - 0.9%
71,400	EGL Inc.*	2,651,796
43,200	Pacer International Inc.	1,141,776

	Total Air Freight & Logistics	3,793,572

Airlines - 0.7%
88,900	US Airways Group Inc.*	2,986,151

Commercial Services & Supplies - 4.1%
42,800	Corporate Executive Board Co.	3,702,628
176,500	Labor Ready Inc.*	3,897,120
210,200	Navigant Consulting Inc.*	4,290,182
431,500	Stewart Enterprises Inc., Class A Shares	2,200,650
104,750	Waste Connections Inc.*	3,649,490

	Total Commercial Services & Supplies	17,740,070

Electrical Equipment - 0.8%
219,000	Artesyn Technologies Inc.*	2,185,620
183,500	Power-One Inc.*	1,141,370

	Total Electrical Equipment	3,326,990

Industrial Conglomerates - 0.8%
198,200	Hexcel Corp.*	3,296,066

Machinery - 4.2%
204,800	A.S.V. Inc.*	5,124,096
61,600	Actuant Corp., Class A Shares	3,267,880
68,500	Gehl Co.*	1,765,930
69,074	Greenbrier Cos. Inc.	1,882,267
54,000	JLG Industries Inc.	2,457,000
134,700	Wabtec Corp.	3,479,301

	Total Machinery	17,976,474

Road & Rail - 0.5%
99,100	J.B. Hunt Transport Services Inc.	2,218,849

Trading Companies & Distributors - 0.5%
104,800	Interline Brands Inc.*	2,238,528

Transportation Infrastructure - 0.0%
399	TIMCO Aviation Services Inc.*	2,392

	TOTAL INDUSTRIALS	56,956,726

INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 2.1%
111,800	Dycom Industries, Inc.*	2,284,074

See Notes to Schedule of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Communications Equipment (continued)
30,900	NICE Systems Ltd., Sponsored ADR*	$1,385,865
202,000	Powerwave Technologies Inc.*	2,537,120
82,800	SafeNet Inc.*	2,943,540

	Total Communications Equipment	9,150,599

Computers & Peripherals - 3.5%
204,600	Advanced Digital Information Corp.*	2,148,300
121,400	M-Systems Flash Disk Pioneers Ltd.*	3,781,610
82,100	Novatel Wireless, Inc.*	1,118,202
122,400	Palm Inc.*	3,473,712
84,500	Synaptics, Inc.*	2,273,895
70,900	UNOVA Inc.*	1,993,708

	Total Computers & Peripherals	14,789,427

Electronic Equipment & Instruments - 1.1%
77,600	NovAtel Inc.*	2,340,416
142,300	Xyratex Ltd.*	2,234,110

	Total Electronic Equipment & Instruments	4,574,526

Internet Software & Services - 5.2%
164,200	aQuantive Inc.*	4,415,338
197,600	CNET Networks Inc.*	2,962,024
436,900	Digitas Inc.*	5,461,250
237,300	Openwave Systems Inc.*	3,941,553
614,700	SkillSoft PLC, ADR*	3,048,912
38,648	Sohu.com Inc.*	734,312
27,500	Websense Inc.*	1,786,125

	Total Internet Software & Services	22,349,514

IT Services - 2.7%
62,300	CheckFree Corp.*	2,918,755
53,400	Global Payments Inc.	2,337,852
201,000	MPS Group Inc.*	2,526,570
374,800	Sapient Corp.*	2,331,256
84,300	TNS Inc.*	1,521,615

	Total IT Services	11,636,048

Semiconductors & Semiconductor Equipment - 8.2%
228,300	Asyst Technologies Inc.*	1,420,026
94,900	ATMI Inc.*	2,715,089
48,800	Cymer Inc.*	1,865,136
80,200	FEI Co.*	1,600,792
72,200	FormFactor Inc.*	2,025,932
143,800	Genesis Microchip Inc.*	3,221,120
69,900	Marvell Technology Group Ltd.*	3,882,246
36,800	Microchip Technology Inc.	1,227,648
140,000	Microsemi Corp.*	3,885,000
123,700	Netlogic Microsystems Inc.*	3,223,622
230,200	Tessera Technologies Inc.*	6,330,500
79,200	Varian Semiconductor Equipment Associates Inc.*	3,486,384

	Total Semiconductors & Semiconductor Equipment	34,883,495

Software - 5.8%
264,500	Concur Technologies Inc.*	3,340,635
213,800	Informatica Corp.*	2,403,112
108,100	Internet Security Systems Inc.*	2,471,166
345,700	Micromuse Inc.*	2,561,637
50,600	MICROS Systems Inc.*	2,444,486
523,000	Nuance Communications Inc.*	3,253,060
173,000	Quest Software Inc.*	2,724,750
150,300	Wind River Systems Inc.*	2,071,134

See Notes to Schedule of Investments.

SMALL CAPITALIZATION GROWTH INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Software (continued)
172,700	Witness Systems Inc.*	$3,462,635

	Total Software	24,732,615

	TOTAL INFORMATION TECHNOLOGY	122,116,224

MATERIALS - 0.4%
Chemicals - 0.4%
101,200	Rockwood Holdings Inc.*	1,845,888

	TOTAL COMMON STOCKS (Cost - $314,466,819)	413,318,953

FACE AMOUNT
CONVERTIBLE NOTE - 0.0%
Transportation Infrastructure - 0.0%
$422	TIMCO Aviation Services Inc., Jr. Subordinated Notes, 8.000% due 1/2/07 (a)(b)* (Cost - $60)	0

SHARES
RIGHTS - 0.0%
Biotechnology - 0.0%
880	OSI Pharmaceuticals Inc.* (Cost - $123)	40

WARRANTS
WARRANTS - 0.0%
5,615	TIMCO Aviation Services Inc., Expires 12/31/07(a)(b)* (Cost - $6)	1

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $314,467,008)	413,318,994

FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreements - 3.9%
$15,457,000	Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05; Proceeds at maturity - $15,458,722; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/10; Market value - $15,766,264)	15,457,000
1,276,000	State Street Bank & Trust Co. dated 11/30/05, 3.520% due 12/1/05; Proceeds at maturity - $1,276,125; (Fully collateralized by U.S. Treasury Note, 4.250% due 11/15/13; Market value - $1,305,125)	1,276,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,733,000)	16,733,000

	TOTAL INVESTMENTS - 100.6% (Cost - $331,200,008#)	430,051,994
	Liabilities in Excess of Other Assets - (0.6)%	(2,592,000)

	TOTAL NET ASSETS - 100.0%	$427,459,994

*	Non-income producing security.

(a)	Illiquid Security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.1%
Australia - 1.8%
208,610	BHP Billiton Ltd., Sponsored ADR	$6,710,984
1,187,000	John Fairfax Holdings Ltd.	3,439,992
1,341,000	Qantas Airways Ltd.	3,737,582
84,100	Rio Tinto Ltd.	3,839,936

	Total Australia	17,728,494

Brazil - 1.9%
131,825	Banco Itau Holding Financeira SA, ADR	3,343,082
74,900	Brasil Telecom Participacoes SA, Sponsored ADR	2,906,120
66,920	Gol-Linhas Aereas Inteligentes SA, ADR	3,045,529
135,630	Petroleo Brasileiro SA, ADR	9,168,588

	Total Brazil	18,463,319

Canada - 4.0%
42,800	Alcan Inc., New York Shares	1,641,380
142,100	Alcan Inc., Toronto Shares	5,447,126
100,600	Barrick Gold Corp.	2,676,966
557,900	Bombardier Inc.	1,151,738
73,490	Canadian National Railway Co.	5,868,911
233,000	CGI Group Inc.*	1,692,513
115,330	Gildan Activewear Inc.*	4,388,307
209,600	Kinross Gold Corp.*	1,580,384
48,420	Manulife Financial Corp.	2,785,603
49,580	Research In Motion Ltd.*	3,030,825
89,740	Ritchie Brothers Auctioneers, Inc.	3,504,347
109,900	Talisman Energy Inc.	5,250,234

	Total Canada	39,018,334

Cayman Islands - 0.1%
2,608,000	Global Bio-chem Technology Group Co., Ltd.	1,126,624

Chile - 0.3%
64,080	Banco Santander Chile SA, ADR	2,771,460

China - 0.7%
7,945,000	China Construction Bank*	2,612,526
6,558,000	China Telecom Corp., Ltd.	2,262,152
23,100	PetroChina Co., Ltd., ADR	1,817,970

	Total China	6,692,648

Finland - 0.7%
131,200	Metso Corp.	3,432,458
185,150	Nokia Oyj	3,165,233

	Total Finland	6,597,691

France - 9.1%
97,518	Air France-KLM	1,816,586
244,600	Alcatel SA*	3,028,027
58,600	Assurances Generales de France	5,720,605
379,300	Axa	11,443,718
217,750	BNP Paribas SA, ADR	8,595,681
87,400	Compagnie de Saint-Gobain	5,064,645
93,950	Dassault Systemes SA, ADR	5,183,221
119,000	France Telecom SA	2,982,801
64,600	Lafarge SA	5,552,315
203,859	Sanofi-Aventis, ADR	8,197,170
26,700	Societe BIC SA	1,563,263
49,600	Societe Generale	5,912,169
88,800	Technip SA	5,035,842
86,465	Technip SA, ADR	4,878,355
112,500	Thomson	2,305,241

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
France (continued)
44,413	Total SA	$11,121,891

	Total France	88,401,530

Germany - 8.9%
44,500	Allianz AG	6,478,968
64,207	BASF AG	4,742,611
113,700	Bayer AG	4,539,013
206,700	Bayerische Motoren Werke AG	9,094,862
58,300	Continental AG	4,942,787
33,600	Deutsche Boerse AG	3,307,804
150,200	Deutsche Telekom AG	2,496,911
57,300	E.ON AG	5,459,259
261,600	E.ON AG, Sponsored ADR	8,279,640
110,700	Hannover Rueckversicherung AG	3,706,636
67,100	Metro AG	3,007,798
173,700	MLP AG	3,405,698
116,038	Rhoen-Klinikum AG	4,364,203
164,400	SAP AG, Sponsored ADR	7,422,660
70,000	Schering AG	4,535,026
120,300	Siemens AG	9,125,585
19,200	Siemens AG, Sponsored ADR	1,450,944

	Total Germany	86,360,405

Greece - 1.2%
890,400	National Bank of Greece SA, ADR	7,007,448
229,000	Public Power Corp.	4,768,043

	Total Greece	11,775,491

Hong Kong - 1.4%
344,000	Cheung Kong Holdings Ltd.	3,579,798
2,858,000	Hang Lung Properties Ltd.	4,293,532
1,552,000	Hung Hing Printing Group Ltd.	820,545
409,860	Techtronic Industries Co., Ltd., Sponsored ADR	5,232,478

	Total Hong Kong	13,926,353

India - 0.9%
83,110	HDFC Bank Ltd., ADR	4,121,425
63,450	Infosys Technologies Ltd., Sponsored ADR	4,572,207

	Total India	8,693,632

Ireland - 3.2%
261,500	Allied Irish Banks PLC	5,651,297
133,740	Allied Irish Banks PLC, Sponsored ADR	5,760,182
225,700	CRH PLC	5,987,260
77,400	Irish Life & Permanent PLC	1,396,196
238,800	Ryanair Holdings PLC, Sponsored ADR*	11,897,016

	Total Ireland	30,691,951

Israel - 0.1%
36,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,496,208

Italy - 2.2%
165,295	Eni SpA	4,482,307
305,750	Luxottica Group SpA, Depositary Receipts	7,545,910
469,200	Mediaset SpA	4,942,727
668,000	Unicredito Italian	4,158,382

	Total Italy	21,129,326

Japan - 21.0%
53,000	Acom Co., Ltd.	3,166,493
411,000	Ajinomoto Co. Inc.	4,086,818
31,900	Aruze Corp.	637,067
487,000	Asahi Glass Co., Ltd.	5,615,709

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Japan (continued)
98,600	Asatsu-DK Inc.	$3,188,485
954	East Japan Railway Co.	6,010,579
162,000	FamilyMart Co., Ltd.	4,805,515
225,500	Hitachi Construction Machinery Co., Ltd.	4,390,349
495,000	Hitachi Ltd.	3,342,051
293,000	JS Group Corp.	5,422,979
592,000	Kuraray Co., Ltd.	5,856,929
206,100	Matsushita Electric Industrial Co., Ltd., Sponsored ADR	4,159,098
375	Millea Holdings Inc.	6,204,303
212,500	Miraca Holdings Inc.	4,447,984
977,000	Mitsubishi Electric Corp.	6,563,677
375	Mitsubishi Tokyo Financial Group Inc.	4,731,565
957,600	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	12,113,640
223,680	Nidec Corp., ADR	4,026,240
938,000	Nippon Shinpan Co., Ltd.	8,519,791
58,800	Nippon System Development Co. Ltd.	1,601,738
1,193,000	Nipponkoa Insurance Co., Ltd.	9,599,824
96,600	ORIX Corp., Sponsored ADR	10,387,398
1,075,000	Osaka Gas Co. Ltd.	3,530,186
89,000	Secom Co., Ltd.	4,588,511
228,100	Sega Sammy Holdings Inc.	7,338,082
455,000	Sharp Corp.	7,056,445
134,300	Sony Corp.	4,993,817
875,000	Sumitomo Chemical Co., Ltd.	5,461,667
697,000	Sumitomo Trust & Banking Co., Ltd.	5,876,524
85,300	Takeda Pharmaceutical Co., Ltd.	4,689,985
107,200	Takefuji Corp.	7,255,651
77,389	TDK Corp.	6,485,997
10,000	TIS Incorporated	243,576
381,000	Tokyu Corp.	2,276,290
331,000	Toshiba Corp.	1,742,469
162,800	Toyota Motor Corp.	7,876,432
107,000	Toyota Motor Corp., Sponsored ADR	10,352,250
30,700	Yamada Denki Co., Ltd.	3,147,600
140,000	Yamaguchi Bank, Ltd.	1,878,755

	Total Japan	203,672,469

Luxembourg - 0.3%
135,500	Arcelor	3,249,408

Mexico - 1.4%
127,360	America Movil SA de CV, Series L Shares, ADR	3,657,779
118,580	Desarrolladora Homex SA de CV, ADR*	3,587,045
133,200	Telefonos de Mexico SA de CV, Series L Shares, Sponsored ADR	2,987,676
60,730	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	3,291,566

	Total Mexico	13,524,066

Netherlands - 5.7%
226,000	Akzo Nobel NV	10,154,567
66,700	DSM NV	2,471,634
207,800	ING Groep NV, CVA	6,742,299
438,200	Koninklijke Ahold NV*	3,301,317
123,000	Koninklijke Ahold NV, Sponsored ADR*	917,580
163,500	Koninklijke Philips Electronics NV	4,574,351
32,100	Koninklijke Philips Electronics NV, New York Registered Shares	896,874
308,860	QIAGEN NV*	3,468,498
396,600	Reed Elsevier NV	5,283,785
229,600	Royal Dutch Shell PLC, Class A Shares	7,070,646
186,615	TNT NV	5,040,640
75,500	Unilever NV, CVA	5,078,280

	Total Netherlands	55,000,471

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
Norway - 1.2%
51,200	Norsk Hydro ASA	$5,129,682
254,690	Statoil ASA, Sponsored ADR	5,570,071
51,200	Yara International ASA	785,969

	Total Norway	11,485,722

Portugal - 0.3%
343,000	Portugal Telecom, SGPS, SA	3,142,166

Singapore - 0.8%
127,800	Flextronics International Ltd.*	1,318,896
634,000	Neptune Orient Lines Ltd.	1,072,225
3,390,000	Singapore Telecommunications Ltd.	5,031,577

	Total Singapore	7,422,698

South Africa - 0.6%
161,270	Sasol Ltd., Sponsored ADR	5,386,418

South Korea - 2.2%
29,000	Honam Petrochemical Corp.	1,405,806
167,700	Kookmin Bank, Sponsored ADR	11,066,523
63,800	KT Corp., Sponsored ADR	1,392,754
101,220	LG. Philips LCD Co., Ltd., Sponsored ADR*	2,237,974
252,700	SK Telecom Co., Ltd., Sponsored ADR	5,339,551

	Total South Korea	21,442,608

Spain - 1.5%
458,000	Banco Santander Central Hispano SA	5,831,809
138,900	Endesa SA	3,624,079
137,900	Repsol YPF, SA	4,066,230
20,800	Repsol YPF, SA, Sponsored ADR	614,016

	Total Spain	14,136,134

Sweden - 1.7%
37,000	Assa Abloy AB	547,310
160,800	Electrolux AB, Class B Shares	3,742,035
556,700	Nordea Bank AB	5,481,844
126,200	Trelleborg AB, Class B Shares	2,093,283
107,050	Volvo AB, Sponsored ADR	4,557,119

	Total Sweden	16,421,591

Switzerland - 6.1%
65,700	Ciba Specialty Chemicals AG, Registered Shares	3,859,856
272,200	Converium Holding AG*	2,618,701
64,200	Credit Suisse Group	3,127,242
4,600	Forbo Holding AG, Registered Shares*	957,678
74,300	Lonza Group AG, Registered Shares	4,209,712
49,200	Nestle SA	14,592,745
115,800	Novartis AG, Sponsored ADR	6,067,920
121,250	Roche Holding AG, Sponsored ADR	9,112,313
93,260	UBS AG, Registered Shares	8,572,459
29,000	Zurich Financial Services AG*	5,921,743

	Total Switzerland	59,040,369

Taiwan - 0.9%
125,600	Chunghwa Telecom Co., Ltd., ADR	2,187,952
693,450	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	6,643,251

	Total Taiwan	8,831,203

Thailand - 0.3%
1,292,200	Bangkok Bank Public Co., Ltd., NVDR	3,119,590

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
United Kingdom - 14.3%
200,700	Admiral Group PLC	$1,540,747
174,200	Amdocs Ltd.*	4,604,106
205,000	Anglo American PLC	6,447,702
419,700	Aviva PLC	4,990,163
190,180	BG Group PLC, Sponsored ADR	8,902,326
241,300	BOC Group PLC	4,651,443
565,700	BP PLC	6,211,703
535,000	Cattles PLC	2,745,032
952,300	Centrica PLC	3,793,472
522,000	Compass Group PLC	1,907,604
645,650	Diageo PLC	9,337,248
15,000	Diageo PLC, Sponsored ADR	872,250
453,725	GlaxoSmithKline PLC	11,229,494
246,200	HBOS PLC	3,720,392
1,130,328	International Power PLC	4,801,189
8,680,700	Invensys PLC*	2,631,044
430,000	Kesa Electricals PLC (British)	1,835,780
1,128,928	Kingfisher PLC	4,399,304
615,600	Michael Page International PLC	2,729,442
1,342,100	Misys PLC	5,044,056
222,600	Northern Rock PLC	3,211,481
505,000	Prudential PLC (British)	4,613,697
196,000	Rio Tinto PLC	7,943,414
2,009,860	Royal & Sun Alliance Insurance Group PLC	3,950,908
214,100	Royal Bank of Scotland Group PLC	6,118,372
57,900	Royal Dutch Shell PLC, ADR, Class A Shares	3,567,798
1,158,200	Tesco PLC	6,078,011
22,471	TI Automotive Ltd., Class A Shares (a)*	0
74,300	Travis Perkins PLC	1,632,998
4,243,000	Vodafone Group PLC	9,167,456

	Total United Kingdom	138,678,632

United States - 0.3%
44,200	NTL Inc.*	2,573,766
8,403	Telewest Global Inc.*	187,303

	Total United States	2,761,069

	TOTAL COMMON STOCKS (Cost - $750,892,013)	922,188,080

PREFERRED STOCKS - 1.5%
Brazil - 0.4%
467,200	Companhia Paranaense de Energia-Copel, Sponsored ADR	4,059,968

Germany - 1.1%
113,500	Henkel KGaA	10,946,195

	TOTAL PREFERRED STOCKS (Cost - $12,897,706)	15,006,163

RIGHTS - 0.0%
Hong Kong - 0.0%
10,750	Cheung Kong (a)* (Cost - $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $763,789,719)	937,194,243

See Notes to Schedule of Investments.

INTERNATIONAL EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 4.3%
Repurchase Agreement - 4.3%
$41,881,000	State Street Bank & Trust Co. dated 11/30/05, 3.520% due 12/1/05; Proceeds at maturity - $41,885,095; (Fully collateralized by U.S. Treasury Note, 4.250% due 11/15/13; Market value - $42,729,300) (Cost - $41,881,000)	$41,881,000

	TOTAL INVESTMENTS - 100.9% (Cost - $805,670,719#)	979,075,243
	Liabilities in Excess of Other Assets - (0.9)%	(9,185,952)

	TOTAL NET ASSETS - 100.0%	$969,889,291

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Sector *(unaudited)

Financials	25.4%
Consumer Discretionary	11.4%
Industrials	11.1%
Materials	10.2%
Energy	9.0%
Consumer Staples	6.9%
Information Technology	6.7%
Health Care	6.6%
Telecommunication Services	4.5%
Utilities	3.9%
Repurchase Agreement	4.3%

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.2%
Argentina - 1.4%
174,000	Grupo Financiero Galicia SA, ADR*	$1,277,160
167,200	IRSA Inversionesy Representaciones, Sponsored GDR*	2,103,376
38,542	Telecom Argentina S.A., Class B Shares, Sponsored ADR*	513,765

	Total Argentina	3,894,301

Bermuda - 0.2%
9,745	Credicorp Ltd.	258,730
340,000	Kingway Brewery Holdings Ltd.	122,762
139,500	Nelson Resources Ltd.*	299,936
132,000	Skyworth Digital Holdings Ltd. (a)	15,830

	Total Bermuda	697,258

Brazil - 10.1%
15,986	Banco Bradesco SA, Sponsored ADR	981,540
80,800	Banco do Brasil SA	1,438,075
3,100	Banco Itau Holding Financeira SA, ADR	78,616
133,517,400	Brasil Telecom Participacoes SA	1,630,701
2,575,300	Cia de Saneamento Basico do Estado de Sao Paulo	162,528
23,100	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, Sponsored ADR	738,969
2,306	Companhia de Bebidas das Americas, ADR	76,444
8,800	Companhia de Concessoes Rodoviarias	267,296
88,400	Companhia Vale do Rio Doce	3,841,035
99,913	Companhia Vale do Rio Doce, Sponsored ADR	3,780,708
9,219	Cosan SA Industria e Comercio*	244,194
22,300	Cyrela Brazil Realty SA	248,059
30,454	Diagnosticos da America SA*	539,254
16,400	EDP - Energias do Brasil SA*	197,321
55,347	Localiza Rent A Car SA*	593,048
21,800	Lojas Renner SA*	732,440
35,602	Petroleo Brasileiro SA, ADR	2,406,695
118,922	Petroleo Brasileiro SA, Sponsored ADR	7,325,595
29,329	Porto Seguro SA	343,559
21,596	Submarino SA*	362,597
38,702	Tele Norte Leste Participacoes SA	966,452
25,220	Tele Norte Leste Participacoes SA, Sponsored ADR	469,092
14,092	Tim Participacoes SA, ADR	361,460

	Total Brazil	27,785,678

Cayman Islands - 0.3%
375,000	China Mengniu Dairy Co., Ltd.	309,484
304,000	Tencent Holdings Ltd.	307,730
258,000	Xinao Gas Holdings Ltd.	197,953

	Total Cayman Islands	815,167

China - 3.2%
166,000	Aluminum Corporation of China Ltd.	119,873
282,000	Angang New Steel Co., Ltd.	146,367
112,000	Anhui Expressway Co., Ltd.	58,492
480,000	China Construction Bank (b)*	157,837
259,000	China Life Insurance Co., Ltd.*	203,731
28,600	China Petroleum & Chemical Corp., ADR	1,287,858
1,990,000	China Petroleum & Chemical Corp., Class H Shares	891,732
210,600	China Shenhua Energy Co., Ltd, Class H Shares *	234,910
288,000	China Shipping Development Co., Ltd.	202,402
956,000	China Telecom Corp., Ltd.	329,768
392,700	Datang International Power Generation Co., Ltd.	291,176
342,000	Harbin Power Equipment Co., Ltd.	206,174
128,000	Huaneng Power International, Inc., Class H Shares	87,481
228,000	Jiangsu Expressway Co., Ltd.	129,364
142,000	Maanshan Iron & Steel Co., Ltd.	43,489
3,922,500	PetroChina Co., Ltd.	3,060,166

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
China (continued)
293,500	Ping An Insurance Group Co. of China Ltd.	$495,799
92,521	Shenzhen Chiwan Wharf Holdings Ltd., Class B Shares	135,772
634,000	Sinopec Shanghai Petrochemical Co., Ltd.	220,739
59,000	Weichai Power Co., Ltd.	128,197
165,600	Yanzhou Coal Mining Co., Ltd., Class H Shares	105,170
57,800	ZTE Corp.	164,720

	Total China	8,701,217

Colombia - 0.2%
21,000	BanColombia SA, Sponsored ADR	539,700

Egypt - 0.7%
2	Medinet Nasr Housing	28
21,918	Orascom Construction Industries	718,779
8,574	Orascom Telecom Holding S.A.E.*	847,990
5,985	Orascom Telecom Holding S.A.E., GDR (b)	300,746

	Total Egypt	1,867,543

Hong Kong - 2.8%
70,000	Beijing Enterprises Holdings Ltd.	120,957
150,000	China Merchants Holdings International Co., Ltd.	315,287
498,000	China Mobile (Hong Kong) Ltd.	2,433,857
514,000	China National Aviation Co., Ltd.	94,782
718,000	China Netcom Group Corp. (Hong Kong), Ltd.	1,166,599
326,000	China Overseas Land & Investment Ltd.	128,217
176,000	CITIC International Financial Holdings Ltd.	66,384
35,000	Citic Pacific Ltd.	95,908
3,336,000	CNOOC Ltd.	2,215,439
94,900	iShares MSCI Hong Kong Index Fund	1,222,312

	Total Hong Kong	7,859,742

Hungary - 1.0%
1,512	EGIS RT	155,405
18,730	FHB Land Credit and Mortgage Bank Rt	118,749
52,720	Magyar Telekom RT	237,556
10,578	MOL Magyar Olaj-es Gazipari RT	1,011,638
35,508	OTP Bank RT	1,173,545

	Total Hungary	2,696,893

India - 3.0%
11,748	ICICI Bank Ltd., Sponsored ADR	299,222
32,704	Infosys Technologies Ltd., Sponsored ADR	2,356,650
33,818	Ranbaxy Laboratories Ltd., Sponsored GDR	275,955
12,400	Reliance Industries Ltd., Sponsored GDR, London Shares (b)	447,268
76,963	Reliance Industries Ltd., Sponsored GDR, Luxembourg Shares (b)	2,776,055
56,639	Satyam Computer Services Ltd., ADR	1,995,958

	Total India	8,151,108

Indonesia - 2.3%
660,175	PT Astra International Tbk.	598,962
1,165,000	PT Bank Central Asia Tbk.	383,300
2,115,500	PT Bank Mandiri Persero Tbk.	272,083
1,466,000	PT Bank Rakyat Indonesia	434,831
815,500	PT Indonesian Satellite Corp. Tbk.	434,988
60,700	PT Indonesian Satellite Corp. Tbk., ADR	1,645,577
3,468,996	PT Telekomunikasi Indonesia Tbk.	1,902,241
30,100	PT Telekomunikasi Indonesia Tbk., Sponsored ADR	664,608

	Total Indonesia	6,336,590

Ireland - 0.1%
136,414	Dragon Oil PLC*	368,569

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS (continued)
Israel - 3.7%
400,100	Bank Hapoalim Ltd.	$1,740,834
570,800	Bank Leumi Le-Israel	2,074,523
877,300	Bezeq Israeli Telecommunication Corp. Ltd.*	1,146,457
400,400	Israel Discount Bank, Class A Shares*	660,003
269,400	Makhteshim-Agan Industries Ltd.	1,472,712
25,200	Orbotech Ltd.*	584,388
62,898	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,571,270

	Total Israel	10,250,187

Luxembourg - 0.2%
5,080	Tenaris SA, ADR	567,944

Malaysia - 0.9%
293,900	Genting Berhad	1,596,225
334,200	Resorts World Berhad	1,000,519

	Total Malaysia	2,596,744

Mexico - 5.8%
34,200	Alfa, SA de CV, Series A Shares	192,680
141,115	America Movil SA de CV, Series L Shares, ADR	4,052,823
67,200	Cemex SA de CV	377,265
66,054	Cemex SA de CV, Participation Certificate, Sponsored ADR	3,718,840
70,880	Corporacion GEO, SA de CV, Series B Shares*	242,454
21,700	Fomento Economico Mexicano SA de CV	147,368
5,434	Fomento Economico Mexicano SA de CV, Sponsored ADR	369,458
71,800	Grupo Aeroportuario del Sureste SA de CV, Series B Shares	224,014
771,173	Grupo Mexico SA de CV, Series B Shares	1,657,982
187,500	Grupo Televisa SA	740,995
11,586	Grupo Televisa SA, Sponsored ADR	919,928
58,248	Telefonos de Mexico SA de CV, Series L Shares, Sponsored ADR	1,306,503
60,300	Urbi, Desarrollos Urbanos, SA de CV*	430,429
28,219	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	1,529,470

	Total Mexico	15,910,209

Pakistan - 0.1%
40,200	National Bank Of Pakistan	122,047
24,500	Pakistan State Oil Co., Ltd.	170,782

	Total Pakistan	292,829

Peru - 0.1%
12,934	Cia de Minas Buenaventura SA, ADR	362,411

Philippines - 0.1%
9,700	Philippine Long Distance Telephone Co., Sponsored ADR	306,520

Poland - 0.4%
8,092	Agora SA	168,164
28,468	Polski Koncern Naftowy Orlen SA	515,188
28,401	Powszechna Kasa Oszczednosci Bank Polski SA	239,855
33,466	Telekomunikacja Polska SA	242,255

	Total Poland	1,165,462

Russia - 6.2%
108,683	AFK Sistema, Registered Shares, Sponsored GDR (b)	2,385,592
6,356	AO VimpelCom, Sponsored ADR *	288,117
11,695	Gazprom, Registered Shares, Sponsored ADR	828,006
5,390	Kalina	204,820
126,805	LUKOIL, Sponsored ADR	7,234,225
5,162	Mechel Steel Group OAO, ADR	148,769
10,891	Mining and Metallurgical Co. Norilsk Nickel, ADR	926,824
33,700	NovaTek OAO, Sponsored GDR	758,250
2,875	NovaTek OAO, Sponsored GDR (b)*	64,688

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Russia (continued)
497	Priargunsky Plant*	$126,984
663,834	RAO Unified Energy System (UES)	271,176
1,227	Sberbank RF	1,360,743
6,151	Surgutneftegaz, Preferred Shares, Sponsored ADR	525,910
16,170	Surgutneftegaz, Sponsored ADR	832,755
216,799	Tatneft	730,613
1,880	Vsmpo-Avisma Corp. (a)	294,690

	Total Russia	16,982,162

South Africa - 7.2%
19,545	ABSA Group Ltd.	277,476
47,922	African Bank Investments Ltd.	167,491
28,800	Anglo Platinum Ltd.	1,906,401
26,551	Barloworld Ltd.	420,463
24,180	Bidvest Group Ltd.	329,256
63,901	Edgars Consolidated Stores Ltd.	299,432
231,672	FirstRand Ltd.	566,080
37,777	Foschini Ltd.	264,943
52,341	Gold Fields Ltd.	803,378
105,100	Gold Fields Ltd., Sponsored ADR	1,571,245
23,282	Impala Platinum Holdings Ltd.	3,046,058
18,033	Imperial Holdings Ltd.*	344,415
30,930	JD Group Ltd.	345,832
8,468	Johnnic Holdings Ltd.*	16,239
56,125	Mittal Steel South Africa Ltd.	490,489
84,326	MTN Group Ltd.	704,211
31,289	Naspers Ltd.	503,334
16,088	Remgro Ltd.	281,168
34,929	Reunert Ltd.	275,489
186,453	Sanlam Ltd.	380,908
121,421	Sasol Ltd.	4,037,195
86,348	Standard Bank Group Ltd.	914,725
128,226	Steinhoff International Holdings Ltd.*	343,060
27,742	Telkom South Africa Ltd.	562,026
21,773	Tiger Brands Ltd.	465,512
81,276	Truworths International Ltd.	251,385
35,469	VenFin Ltd.	249,579

	Total South Africa	19,817,790

South Korea - 20.1%
4,300	Amorepacific Corp.	1,402,129
6,900	Cheil Communications, Inc.	1,558,926
6,070	Cheil Industries Inc.	168,856
4,097	CJ Home Shopping Co., Ltd.	420,602
13,820	Daegu Bank	201,249
11,540	Daelim Industrial Co.	759,284
29,130	Dongbu Insurance Co., Ltd.	500,298
13,740	Hana Financial Group Inc. (a)	569,010
9,050	Hanjin Heavy Industries & Construction Co., Ltd.	199,652
11,850	Hanjin Shipping Co. Ltd.	255,689
22,690	Hankook Tire Co., Ltd.	274,432
31,670	Hanwha Chemical Corp.	338,610
23,080	Hanwha Corp.	571,696
24,184	Hyundai Department Store Co., Ltd	1,780,747
6,080	Hyundai Engineering & Construction Co., Ltd.*	240,906
17,940	Hyundai Marine & Fire Insurance Co., Ltd.	190,075
9,090	Hyundai Mipo Dockyard Co., Ltd.	575,216
8,260	Hyundai Mobis	693,728
41,075	Hyundai Motor Co.	3,402,051
8,100	Hyundai Motor Co., GDR (b)	324,000
16,300	Kangwon Land Inc.	323,319
87,512	Kookmin Bank	5,757,925
11,000	Kookmin Bank, Sponsored ADR	725,890

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
South Korea (continued)
35,330	Korea Electric Power Corp.	$1,187,922
13,630	Korea Investment Holdings Co., Ltd.	465,543
8,840	Korea Kumho Petrochemical Co., Ltd.	182,616
40	KT Corp.	1,639
27,193	KT Corp., Sponsored ADR	593,623
16,610	KT&G Corp.	737,687
25,941	LG Chem Ltd.	1,317,758
27,200	LG Electronics, Inc.	2,068,621
62,200	LG. Philips LCD Co., Ltd., Sponsored ADR*	1,375,242
6,260	LS Cable Ltd.	180,198
1,518	NHN Corp.*	358,386
15,300	POSCO	3,071,843
22,590	Samsung Electronics Co., Ltd.	13,070,943
30	Samsung Electronics Co., Ltd., GDR (b)	8,693
2,137	Samsung Electronics Co., Ltd., Registered Shares, GDR (b)	619,196
4,015	Samsung Fire & Marine Insurance Co., Ltd.	421,507
18,500	Samsung SDI Co., Ltd.	1,933,237
71,170	Shinhan Financial Group Co., Ltd.	2,754,523
17,420	SK Corp.	910,189
5,560	SK Telecom Co., Ltd.	1,046,367
167,900	Ssangyong Motor Co.*	1,530,351
13,330	Woori Finance Holdings Co. Ltd.	244,416

	Total South Korea	55,314,790

Sri Lanka - 0.2%
3,177,800	Dialog Telekom Ltd*	591,943

Taiwan - 15.1%
335,235	Acer, Inc.	743,177
54,225	Advanced Semiconductor Engineering, Inc.	39,072
29,692	Asia Optical Co., Inc.	182,056
286,402	Asustek Computer, Inc.	811,809
614,596	AU Optronics Corp.	880,208
1,415,691	Cathay Financial Holding Co., Ltd.	2,563,961
6,100	Cathay Financial Holding Co., Ltd., GDR (b)	109,953
1	China Development Financial Holding Corp.*	0
495,142	China Steel Corp.	370,815
2,748,442	Chinatrust Financial Holding Co., Ltd.	2,210,037
237,000	Chunghwa Telecom Co., Ltd.	403,067
53,100	Chunghwa Telecom Co., Ltd., ADR	925,002
192,341	Compal Electronics, Inc.	169,010
182,034	Delta Electronics, Inc.	366,615
311,060	E.Sun Financial Holding Co., Ltd.	194,903
362,521	EVA Airways Corp.	161,166
475,187	Far Eastern Textile Co., Ltd.	291,361
147,000	Far EasTone Telecommunications Co., Ltd.	167,108
533,400	First Financial Holding Co., Ltd.	372,412
350,353	Formosa Chemicals & Fibre Corp.	551,943
184,091	Formosa Plastics Corp.	276,283
19,000	High Tech Computer Corp.	282,317
813,664	Hon Hai Precision Industry Co., Ltd.	4,114,993
26,600	Hon Hai Precision Industry Co., Ltd., Registered Shares, GDR	267,330
55,100	iShares MSCI Taiwan Index Fund	654,037
283,676	Lite-On Technology Corp.	357,605
92,400	Media Tek, Inc.	966,305
963,000	Mega Financial Holding Co., Ltd.	632,125
109,000	Mitac International Corp.	149,928
449,613	Nan Ya Plastics Corp.	541,298
126,900	Nien Made Enterprises Co., Ltd.	151,263
47,504	Novatek Microelectronics Corp. Ltd.	258,671
691	Pacific Electric Wire & Cable Co., Ltd. (a)	0
343,628	Polaris Securities Co., Ltd.	133,287
3,047,112	Powerchip Semiconductor Corp.	1,681,955

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Taiwan (continued)
388,050	Quanta Computer, Inc. (b)	$595,121
1,093,334	Siliconware Precision Industries Co.	1,159,703
111,999	Siliconware Precision Industries Co., ADR	591,355
1,284,000	Sunplus Technology Co., Ltd.	1,291,068
548,553	Taishin Financial Holdings Co., Ltd.	288,880
454,980	Taiwan Cement Corp.	284,401
1,320,000	Taiwan Fertilizer Co., Ltd.	1,370,590
169,600	Taiwan Mobile Co., Ltd.	150,292
1,700,245	Taiwan Semiconductor Manufacturing Co., Ltd.	3,018,442
324,494	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,108,653
128,400	Tripod Technology Corp.	299,206
1,501,477	Unimicron Technology Corp.	1,261,105
1,196,901	United Microelectronics Corp.	667,812
773,112	United Microelectronics Corp., ADR*	2,388,916
362,306	Wan Hai Lines Ltd.	219,986
115,000	Wintek Corp.	156,122
119,000	Wistron Corp.*	147,705
1,966,000	Yageo Corp.*	686,315
409,700	Yageo Corp., Sponsored GDR*	704,684
2,286,093	Yuanta Core Pacific Securities Co.	1,371,021

	Total Taiwan	41,742,449

Thailand - 3.6%
180,850	Advanced Info Service Public Co., Ltd.	434,409
828,800	Bangkok Bank Public Co., Ltd.	2,111,464
173,400	Bangkok Bank Public Co., Ltd., NVDR	418,617
2,847,600	Italian-Thai Development PCL	538,913
39,600	Italian-Thai Development Public Co., Ltd., NVDR	7,494
469,000	Kasikornbank PCL, NVDR	694,140
1,628,800	Krung Thai Bank PCL	395,196
895,300	Land & Houses PCL, NVDR	168,351
327,100	PTT Public Co., Ltd.	1,714,269
1,400	PTT Public Co., Ltd., NVDR	7,337
414,700	Seamico Securities Public Co., Ltd.	40,851
1,716,700	Shin Corp. Public Co., Ltd.	1,603,614
17,000	Shin Corporation Public Co., Ltd., NVDR	15,880
107,800	Siam Cement PCL, NVDR	606,808
11,500	Siam Cement Public Co., Ltd.	69,198
251,200	Thai Oil Public Co., Ltd.	383,977
154,300	Thai Olefins Public Co., Ltd. (a)	232,115
50,000	Total Access Communication Public Co., Ltd.*	156,000
1,500,100	True Corp Public Co., Ltd.*	304,824

	Total Thailand	9,903,457

Turkey - 3.5%
13,441	Adana Cimento Sanayii Turk Anomin Sirketi, Class A Shares	102,247
221,374	Akbank TAS	1,765,760
367	Aktas Electric Ticaret AS (a)*	0
2,358	Alarko Holding AS*	91,429
6,672	Anadolu Efes Biracilik ve Malt Sanayii AS	179,858
27,858	Aygaz AS	105,959
1,749	BIM Birlesik Magazalar AS*	42,627
38,328	Bolu Cimento Sanayii AS	86,620
37,523	Denizbank AS*	253,571
23,922	Dogus Otomotiv Servis ve Ticaret AS	111,306
26,234	Eczacibasi Ilac Sanayi ve Ticaret AS	94,163
29,886	Eregli Demir ve Celik Fabrikalari TAS	193,133
67,248	Finansbank AS*	273,164
45,301	Hurriyet Gazetecilik ve Matbaacilik A.S.	173,977
213,508	Koc Holding AS	1,048,618
13,559	Tupras-Turkiye Petrol Rafinerileri AS	238,334
15,065	Turk Demir Dokum Fabrikalari AS	100,693
14,700	Turk Ekonomi Bankasi AS	221,477

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

SHARES	SECURITY	VALUE
Turkey (continued)
40,499	Turk Sise ve Cam Fabrikalari AS	$134,598
39,026	Turkcell Iletisim Hizmet AS	243,552
82,700	Turkcell Iletisim Hizmetleri AS, ADR	1,261,175
121,811	Turkiye Garanti Bankasi AS*	410,235
213,173	Turkiye Is Bankasi, Class C Shares	1,842,042
152,800	Turkiye Vakiflar*	756,101

	Total Turkey	9,730,639

United Kingdom - 0.4%
19,665	Anglo American PLC	614,622
13,729	Kazakhmys PLC*	155,745
121,294	Old Mutual PLC	316,448

	Total United Kingdom	1,086,815

United States - 0.3%
17,280	Inversiones Aguas Metropolitanas SA, ADR (b)*	312,505
6,040	Quanta Computer Inc., GDR (b)	46,568
6,142	Southern Copper Corp.	390,693

	Total United States	749,766

	TOTAL COMMON STOCKS (Cost - $173,343,720)	257,085,883

PREFERRED STOCKS - 5.3%
Brazil - 3.6%
7,500	All America Latina Logistica SA	315,664
22,366	Banco Bradesco SA	686,974
112,930	Banco Itau Holding Financeira SA	2,871,319
4,462,875	Companhia de Bebidas das Americas	1,748,474
12,290	Companhia de Bebidas das Americas, ADR	481,768
10,800,000	Companhia Energetica de Minas Gerais	437,786
489,099	Itausa - Investimentos Itau SA	1,676,594
8,700	Perdigao SA	274,924
576	Telefonica Data Brasil Holding*	0
11,600	Telemar Norte Leste SA, Series A Shares	342,286
11,100	Ultrapar Participacoes SA	178,910
32,700	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	767,578

	Total Brazil	9,782,277

Russia - 0.6%
992	Transneft*	1,775,680

South Korea - 1.1%
7,700	Hyundai Motor Co., Ltd.	443,299
10,380	LG Electronics, Inc.	508,203
4,710	Samsung Electronics Co., Ltd.	2,055,356

	Total South Korea	3,006,858

	TOTAL PREFERRED STOCKS (Cost - $6,206,077)	14,564,815

FACE AMOUNT
CORPORATE NOTE - 0.1%
United Kingdom - 0.1%
$13,340	UBS AG London, zero coupon due 10/6/06 (Cost - $154,658)	247,457

WARRANTS
WARRANTS - 0.1%
Netherlands - 0.1%
8,490	ABN Amro Bank NV, Expires 2/28/06* (Cost - $240,849)	222,141

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $179,945,304)	272,120,296

See Notes to Schedule of Investments.

EMERGING MARKETS EQUITY INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
$2,565,000	State Street Bank & Trust Co. dated 11/30/05, 3.520% due 12/1/05; Proceeds at maturity - $2,565,251; (Fully collateralized by U.S. Treasury Note, 4.250% due 11/15/13; Market value - $2,620,100) (Cost - $2,565,000)	$2,565,000

	TOTAL INVESTMENTS - 99.6% (Cost - $182,510,304#)	274,685,296
	Other Assets in Excess of Liabilities - 0.4%	1,136,618

	TOTAL NET ASSETS - 100.0%	$275,821,914

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Sector* (unaudited)

Financials	19.2%
Information Technology	18.9%
Energy	15.7%
Materials	13.0%
Telecommunication Services	12.0%
Consumer Discretionary	8.7%
Industrials	5.2%
Consumer Staples	3.2%
Health Care	1.3%
Utilities	1.2%
Exchange Traded	0.7%
Repurchase Agreement	0.9%

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

GOVERNMENT MONEY INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.1%
U.S. Government Agencies - 99.1%
$1,500,000	Federal Farm Credit Bank, Bonds, 1.850%, 3/3/06	$1,491,871
	Federal Home Loan Bank (FHLB):
	Bonds:
3,000,000	4.195%, 5/10/06 (a)	2,999,457
3,550,000	Series 375, 2.500%, 12/15/05	3,548,208
1,500,000	Series 444, 2.000%, 2/13/06	1,494,340
	Discount Notes:
33,045,000	3.880%, 12/1/05	33,045,000
3,000,000	4.110%, 2/3/06	2,978,320
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
3,000,000	4.160%, 2/27/06	2,969,860
3,000,000	4.200%, 3/13/06	2,964,810
3,000,000	4.200%, 3/27/06	2,960,077
	Series RB:
3,000,000	3.730%, 12/6/05	2,998,458
3,000,000	3.930%, 1/3/06	2,989,303
3,000,000	4.120%, 2/7/06	2,976,880
	Federal National Mortgage Association (FNMA):
	Discount Notes:
3,000,000	3.870%, 12/28/05	2,991,371
3,500,000	3.930%, 1/4/06	3,487,141
3,500,000	3.920%, 1/11/06	3,484,534
3,500,000	4.180%, 3/20/06	3,456,339
3,000,000	4.260%, 3/29/06	2,958,779
3,500,000	4.210%, 4/3/06	3,450,493
4,400,000	Notes, 3.799%, 9/22/06 (a)	4,398,379

	TOTAL INVESTMENTS - 99.1% (Cost - $87,643,620#)	87,643,620
	Other Assets in Excess of Liabilities - 0.9%	815,272

	TOTAL NET ASSETS - 100.0%	$88,458,892

(a)	Variable rate security. Coupon rates disclosed are those, which are in effect at November 30, 2005.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 15.1%
Aerospace & Defense - 0.2%
$80,000	A	Boeing Capital Corp., 6.500% due 2/15/12	$86,259
135,000	BBB+	Lockheed Martin Corp., Bonds, 8.500% due 12/1/29	181,790
70,000	BBB+	Loral Corp., Debentures, 7.000% due 9/15/23	79,951
		Northrop Grumman Corp.:
105,000	BBB+	Debentures, 7.750% due 2/15/31	132,705
280,000	BBB+	Notes, 4.079% due 11/16/06	277,777
		Raytheon Co., Notes:
12,000	BBB	6.750% due 8/15/07	12,319
33,000	BBB	6.150% due 11/1/08	34,143

		Total Aerospace & Defense	804,944

Airlines - 0.0%
50,000	AAA	Delta Air Lines Inc., Pass-Through Certificates, Series 2002-1, 6.417% due 7/2/12	50,886

Auto Components - 0.0%
50,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	43,750

Automobiles - 0.7%
		DaimlerChrysler North America Holding Corp.:
640,000	BBB	4.050% due 6/4/08 (a)	622,772
100,000	BBB	Medium-Term Notes, Series D, 5.300% due 8/8/06 (a)(b)	100,510
285,000	BBB	Notes, 4.875% due 6/15/10	277,440
1,710,000	BB+	Ford Motor Co., Notes, 7.450% due 7/16/31 (a)	1,214,100
555,000	BB	General Motors Acceptance Corp., Notes, 6.750% due 1/15/06 (a)	553,136
1,065,000	BB-	General Motors Corp., Senior Debentures, 8.250% due 7/15/23 (a)	716,213
110,000	AAA	Toyota Motor Credit Corp., Notes, 2.875% due 8/1/08	104,859

		Total Automobiles	3,589,030

Beverages - 0.1%
215,000	A+	Anheuser-Busch Cos. Inc., Notes, 4.950% due 1/15/14	214,633

Capital Markets - 0.6%
275,000	A+	Bank of New York Co. Inc., Senior Notes, 3.750% due 2/15/08	268,451
20,000	B+	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13 (c)	19,950
135,000	A+	Goldman Sachs Group Inc., Notes, 4.750% due 7/15/13	130,267
		Lehman Brothers Holdings Inc.:
300,000	A+	Medium-Term Notes, Series H, 4.500% due 7/26/10	292,895
350,000	A+	Notes, 4.000% due 1/22/08	344,093
50,000	A+	Merrill Lynch & Co. Inc., Medium-Term Notes, Series B, 2.940% due 1/30/06	49,886
		Morgan Stanley:
125,000	A+	5.800% due 4/1/07	126,469
1,125,000	A+	5.050% due 1/21/11	1,120,444
205,000	A+	Bonds, 6.100% due 4/15/06	206,018
390,000	A+	Notes, 3.625% due 4/1/08	379,305

		Total Capital Markets	2,937,778

Chemicals - 0.0%
23,000	BB	IMC Global Inc., Series B, 10.875% due 6/1/08	25,587
9,000	BB-	Lyondell Chemical Co., Senior Secured Notes, Series A, 9.625% due 5/1/07	9,473
30,000	CCC+	Rhodia SA, Senior Notes, 10.250% due 6/1/10	33,075
20,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	21,350

		Total Chemicals	89,485

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Commercial Banks - 2.1%
		Bank of America Corp.:
		Senior Notes:
$195,000	AA-	3.875% due 1/15/08	$191,440
320,000	AA-	4.500% due 8/1/10	313,900
		Subordinated Notes:
850,000	A+	7.800% due 2/15/10	938,700
50,000	A+	7.400% due 1/15/11	55,057
550,000	NR	Bank of England, 2.279% due 1/12/06 (a)	646,744
90,000	A+	Bank One Corp., Notes, 2.625% due 6/30/08	85,170
200,000	AA-	Banque Paribas NY, Subordinated Notes, 6.875% due 3/1/09	211,365
500,000	AAA	Depfa ACS Bank, Senior Notes, Series DTC, 3.625% due 10/29/08	485,476
425,000	AA-	Deutsche Bank AG NY, 3.843% due 3/15/07 (b)	421,813
		HBOS Treasury Services PLC, Notes:
195,000	AA	3.600% due 8/15/07 (c)	191,185
415,000	AA	3.500% due 11/30/07 (c)	404,709
		HSBC Bank USA:
1,575,000	AA-	3.870% due 6/7/07 (a)	1,553,350
		Senior Notes:
250,000	AA-	3.875% due 9/15/09	240,808
600,000	AA-	Series BKNT, 4.570% due 9/21/07 (a)(b)	601,199
20,000	AA	Rabobank Capital Funding II, 5.260% due 12/31/49 (b)(c)	19,919
40,000	AA	Rabobank Capital Funding Trust III, Subordinated Notes, 5.254% due 12/29/49 (b)(c)	38,875
660,000	A	Royal Bank of Scotland Group PLC, 9.118% due 3/31/49 (a)	757,957
225,000	BBB+	Sumitomo Mitsui Banking Corp., 5.625% due 10/15/15 (b)(c)	222,858
10,000	A-	Sumitomo Mitsui Banking Corp., New York, Subordinated Notes, 8.000% due 6/15/12	11,496
		SunTrust Banks Inc.:
265,000	A+	Deposit Notes, 4.415% due 6/15/09	260,442
		Senior Notes:
385,000	A+	3.625% due 10/15/07	376,549
145,000	A+	4.000% due 10/15/08	141,539
160,000	A+	U.S. Bancorp, Senior Medium-Term Notes, Series N, 3.950% due 8/23/07	157,901
800,000	AA-	U.S. Bank National Association, Senior Bank Notes, 4.400% due 8/15/08	791,726
375,000	AA-	Wachovia Bank North America, Senior Bank Notes, 4.375% due 8/15/08	370,649
		Wells Fargo & Co.:
		Senior Notes:
25,000	AA-	5.125% due 2/15/07	25,077
800,000	AA-	4.000% due 8/15/08	784,306
625,000	AA-	4.200% due 1/15/10	607,495
165,000	AA-	4.625% due 8/9/10	162,584
10,000	A+	Subordinated Notes, 5.000% due 11/15/14	9,856

		Total Commercial Banks	11,080,145

Commercial Services & Supplies - 0.1%
30,000	B-	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13 (c)	31,425
50,000	BB	Service Corp. International, Senior Notes, 7.500% due 6/15/17 (c)	49,687
		Waste Management Inc.:
185,000	BBB	6.375% due 11/15/12	196,169
40,000	BBB	7.375% due 5/15/29	46,287
100,000	BBB	7.750% due 5/15/32	121,902

		Total Commercial Services & Supplies	445,470

Computers & Peripherals - 0.0%
50,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (c)	52,000

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES (continued)
Consumer Finance - 0.0%
$90,000	A	SLM Corp., Notes, CPI-Indexed, 4.770% due 4/1/09 (b)	$87,094

Containers & Packaging - 0.0%
10,000	CCC+	Graham Packaging Co. Inc., Subordinated Notes, 9.875% due 10/15/14	9,725
20,000	B-	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	18,225

		Total Containers & Packaging	27,950

Diversified Financial Services - 3.7%
200,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (c)	197,031
725,000	AA+	AIG SunAmerica Global Financing XII, Notes, 5.300% due 5/30/07 (c)	729,457
		BAE Systems Holdings Inc.:
800,000	BBB	4.740% due 8/15/08 (a)(b)(c)	800,990
310,000	BBB	5.200% due 8/15/15 (c)	302,480
150,000	AA	Belvoir Land LLC, Series A-1, 5.270% due 12/15/47 (c)	140,973
		CIT Group Inc.:
15,000	A	6.500% due 2/7/06	15,050
70,000	A	Senior Notes, 7.750% due 4/2/12	79,392
10,000	BB-	Eircom Funding, 8.250% due 8/15/13	10,875
		Ford Motor Credit Co.:
100,000	BB+	Bonds, 7.375% due 2/1/11	90,949
		Notes:
835,000	BB+	6.625% due 6/16/08 (a)	779,044
1,500,000	BB+	7.375% due 10/28/09 (a)	1,379,979
30,000	BB+	7.875% due 6/15/10	28,142
685,000	BB+	Senior Notes, 7.250% due 10/25/11 (a)	618,014
		General Electric Capital Corp.:
990,000	AAA	5.000% due 11/15/11	987,832
		Medium-Term Notes, Series A:
105,000	AAA	3.450% due 7/16/07	102,920
3,130,000	AAA	3.450% due 1/15/08 (a)(b)	3,103,332
385,000	AAA	4.250% due 1/15/08	380,666
120,000	AAA	4.125% due 9/1/09	116,874
1,175,000	AAA	Notes, 3.500% due 8/15/07	1,150,569
		General Motors Acceptance Corp.:
220,000	BB	4.500% due 7/15/06	211,911
10,000	BB	Global Notes, 6.125% due 2/1/07	9,601
		Medium-Term Notes:
10,000	BB	4.375% due 12/10/07	8,963
25,000	BB	5.110% due 9/23/08 (b)	22,783
		Notes:
2,000,000	BB	6.125% due 9/15/06 (a)	1,929,760
360,000	BB	6.125% due 1/22/08	333,519
2,090,000	BB	5.625% due 5/15/09 (a)	1,872,506
220,000	BB	7.750% due 1/19/10	208,832
		HSBC Finance Corp., Notes:
20,000	A	7.200% due 7/15/06	20,283
100,000	A	4.750% due 5/15/09	98,920
585,000	A	4.125% due 11/16/09 (a)	565,597
20,000	A	8.000% due 7/15/10	22,311
50,000	A	6.375% due 10/15/11	52,917
240,000	AA	Irwin Land LLC, 5.300% due 12/15/35 (c)	229,233
		JPMorgan Chase & Co.:
210,000	A	5.150% due 10/1/15	206,128
500,000	A+	Senior Notes, 5.250% due 5/30/07	503,197
365,000	A	Subordinated Notes, 5.125% due 9/15/14	359,653

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services (continued)
$310,000	A-	JPMorgan Chase Capital XIII, Bonds, Series M, 4.970% due 9/30/34 (b)	$309,013
310,000	AAA	MassMutual Global Funding II, 2.550% due 7/15/08 (c)	292,210
425,000	A+	Nationwide Building Society, Notes, 4.250% due 2/1/10 (c)	413,226
330,000	AA+	New York Life Global Funding, Notes, 3.875% due 1/15/09 (c)	321,325
250,000	AA-	Pricoa Global Funding I, Secured Notes, 4.350% due 6/15/08 (c)	246,393
205,000	AA	Principal Life Global Funding I, Notes, 3.625% due 4/30/08 (c)	199,038
130,000	AAA	TIAA Global Markets Inc., Senior Notes, 3.875% due 1/22/08 (c)	127,430
225,000	AAA	USAA Capital Corp., Medium-Term Notes, Series B, 4.000% due 12/10/07 (c)	221,642

		Total Diversified Financial Services	19,800,960

Diversified Telecommunication Services - 1.0%
		BellSouth Corp., Notes:
870,000	A	4.258% due 4/26/06 (b)(c)	869,029
70,000	A	4.750% due 11/15/12	68,011
295,000	A-	British Telecommunications PLC, Bonds, 8.375% due 12/15/10	336,512
96,000	B-	Cincinnati Bell Inc., 7.000% due 2/15/15	93,120
20,000	BB+	Citizens Communications Co., Notes, 9.250% due 5/15/11	21,950
		Deutsche Telekom International Finance BV:
140,000	A-	5.650% due 7/22/13	138,924
185,000	A-	Bonds, 8.250% due 6/15/30	232,841
30,000	A-	France Telecom SA, Notes, 8.500% due 3/1/31	39,698
50,000	A+	GTE Corp., Debentures, 6.940% due 4/15/28	52,588
40,000	B+	Intelsat Bermuda Ltd., Senior Notes, 8.625% due 1/15/15 (c)	40,300
30,000	B	Qwest Capital Funding Inc., 7.750% due 2/15/31	28,875
		Qwest Communications International Inc.:
470,000	B	7.840% due 2/15/09 (b)	478,813
20,000	B	7.250% due 2/15/11	20,375
		SBC Communications Inc.:
80,000	A	Bonds, 6.450% due 6/15/34	82,040
35,000	A	Global Notes, 6.150% due 9/15/34	34,637
		Notes:
800,000	A	4.389% due 6/5/06 (c)	798,298
180,000	A	5.100% due 9/15/14	175,110
		Telecom Italia Capital SA:
30,000	BBB+	5.250% due 11/15/13	29,440
240,000	BBB+	4.950% due 9/30/14	229,191
10,000	BBB+	5.250% due 10/1/15	9,706
250,000	BBB+	6.000% due 9/30/34	239,837
225,000	A-	Telefonica Europe BV, 7.750% due 9/15/10	247,465
		Verizon Global Funding Corp., Notes:
55,000	A+	6.875% due 6/15/12	59,528
445,000	A+	7.375% due 9/1/12	495,027
165,000	A+	Verizon Maryland Inc., Debentures, Series B, 5.125% due 6/15/33	136,877
340,000	A+	Verizon New Jersey Inc., Debentures, Series A, 5.875% due 1/17/12	341,740

		Total Diversified Telecommunication Services	5,299,932

Electric Utilities - 0.8%
85,000	B+	AES Corp., Secured Notes, 8.750% due 5/15/13 (c)	92,862
30,000	BBB-	Cleveland Electric Illuminating Co., Senior Notes, 5.650% due 12/15/13	30,438
40,000	BBB	Exelon Corp., Bonds, 5.625% due 6/15/35	36,916
		FirstEnergy Corp.:
		Notes:
20,000	BBB-	5.500% due 11/15/06	20,095
650,000	BBB-	7.375% due 11/15/31 (a)	750,019
40,000	BBB-	Senior Notes, Series B, 6.450% due 11/15/11	42,104

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric Utilities (continued)
$185,000	A	Florida Power & Light Co., 4.950% due 6/1/35	$167,319
245,000	BBB	Florida Power Corp., First Mortgage, 5.900% due 3/1/33	247,401
5,000	A+	Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11	5,340
40,000	BBB-	Midamerican Energy Holdings Co., Senior Notes, 5.875% due 10/1/12	41,131
110,000	A-	Niagara Mohawk Power Corp., Senior Notes, Series G, 7.750% due 10/1/08	117,751
300,000	BBB	Pacific Gas & Electric Co., 6.050% due 3/1/34	304,170
800,000	BBB	PSEG Power LLC, 7.750% due 4/15/11 (a)	883,571
125,000	A-	Public Service Electric & Gas Co., Medium-Term Notes, Series D, 5.250% due 7/1/35	117,049
40,000	B+	Reliant Energy Inc., Senior Secured Notes, 6.750% due 12/15/14	35,200
310,000	BBB+	Scottish Power PLC, 5.375% due 3/15/15	308,453
175,000	AA	SP PowerAssets Ltd., Notes, 3.800% due 10/22/08 (c)	169,884
210,000	BB+	SWEPCO Capital I, 5.250% due 10/1/43 (b)	207,277
130,000	BBB-	TXU Electric Delivery Co., Senior Secured Notes, 6.375% due 1/15/15	137,646
150,000	BBB-	TXU Energy Co., LLC, Notes, 4.920% due 1/17/06 (a)(b)	149,996
250,000	BBB+	Virginia Electric and Power Co., Medium-Term Notes, Series F, 5.730% due 11/25/08	254,730

		Total Electric Utilities	4,119,352

Energy Equipment & Services - 0.0%
100,000	BBB	Halliburton Co., Debentures, 7.600% due 8/15/96	116,412
60,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	64,950
18,000	B	Southern Natural Gas Co., Notes, 8.000% due 3/1/32	19,435

		Total Energy Equipment & Services	200,797

Food & Staples Retailing - 0.1%
580,000	AA	Wal-Mart Stores Inc., Notes, 3.375% due 10/1/08 (a)	559,117

Food Products - 0.0%
160,000	BBB+	Kraft Foods Inc., Senior Notes, 5.625% due 11/1/11	163,622

Health Care Providers & Services - 0.4%
50,000	BBB-	AmerisourceBergen Corp., 5.875% due 9/15/15 (c)	50,500
60,000	B	DaVita Inc., 7.250% due 3/15/15	61,575
		HCA Inc.:
		Debentures:
690,000	BB+	6.250% due 2/15/13 (a)	686,382
120,000	BB+	7.190% due 11/15/15	125,714
		Senior Notes:
30,000	BB+	7.875% due 2/1/11	32,109
50,000	BB+	5.750% due 3/15/14	49,000
49,000	BB+	Omnicare Inc., Series B, 8.125% due 3/15/11	51,389
		Tenet Healthcare Corp., Senior Notes:
76,000	B	6.375% due 12/1/11	68,970
621,000	B	9.875% due 7/1/14 (a)	625,658
200,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 6/15/06	201,672
150,000	BBB+	WellPoint Inc., Notes, 5.950% due 12/15/34	152,185

		Total Health Care Providers & Services	2,105,154

Hotels, Restaurants & Leisure - 0.1%
20,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 8.000% due 3/1/14	18,000
11,000	BBB-	Caesars Entertainment Inc., Senior Notes, 8.500% due 11/15/06	11,320
16,000	BB+	Harrah’s Operating Co. Inc., Senior Subordinated Notes, 7.875% due 12/15/05	16,000
10,000	BBB-	Hilton Hotels Corp., Notes, 7.625% due 5/15/08	10,400
2,000	BB-	HMH Properties Inc., Senior Secured Notes, Series B, 7.875% due 8/1/08	2,040
30,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	31,350

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure (continued)
		Mandalay Resort Group:
$20,000	BB	Debentures, 7.000% due 11/15/36	$20,550
		Senior Notes:
10,000	BB	9.500% due 8/1/08	10,850
35,000	BB	8.500% due 9/15/10	38,062
		MGM MIRAGE Inc.:
		Senior Notes:
50,000	BB	6.750% due 9/1/12	50,625
50,000	BB	6.625% due 7/15/15 (c)	49,625
6,000	B+	Senior Subordinated Notes, 9.750% due 6/1/07	6,345
		Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
2,000	B+	6.375% due 7/15/09	2,015
10,000	B+	8.000% due 4/1/12	10,600
20,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	21,650
30,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Senior Notes, 7.375% due 5/1/07	30,937
		Station Casinos Inc.:
28,000	BB-	Senior Notes, 6.000% due 4/1/12	28,070
20,000	B+	Senior Subordinated Notes, 6.875% due 3/1/16	20,400

		Total Hotels, Restaurants & Leisure	378,839

Household Durables - 0.0%
10,000	BB	Beazer Homes USA Inc., 8.375% due 4/15/12	10,350
20,000	BBB	Lennar Corp., Senior Notes, 5.600% due 5/31/15 (c)	19,228
105,000	BBB-	Pulte Homes Inc., Notes, 5.200% due 2/15/15	98,227
8,000	BB-	Schuler Homes Inc., Senior Subordinated Notes, 10.500% due 7/15/11	8,660

		Total Household Durables	136,465

Household Products - 0.1%
20,000	B -	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	20,400
500,000	A -	Clorox Co., Senior Notes, 4.614% due 12/14/07 (a)(b)	501,095

		Total Household Products	521,495

Independent Power Producers & Energy Traders - 0.2%
		Duke Energy Corp.:
150,000	BBB	Notes, 6.250% due 1/15/12	157,562
310,000	BBB	Senior Notes, 5.625% due 11/30/12	316,668
110,000	CCC+	Dynegy Holdings Inc., Senior Notes, 8.750% due 2/15/12	117,700
540,000	BB+	TXU Corp., Notes, Series R, 6.550% due 11/15/34	503,162

		Total Independent Power Producers & Energy Traders	1,095,092

Industrial Conglomerates - 0.3%
150,000	AAA	General Electric Co., Notes, 5.000% due 2/1/13	149,020
		Tyco International Group SA:
530,000	BBB+	6.375% due 10/15/11	550,137
420,000	BBB+	6.000% due 11/15/13	428,358
26,000	BBB+	7.000% due 6/15/28	28,092
210,000	BBB+	6.875% due 1/15/29	225,245

		Total Industrial Conglomerates	1,380,852

Insurance - 0.5%
300,000	AA	Allstate Financial Global Funding, Bonds, 6.150% due 2/1/06 (c)	300,744
100,000	AA+	ASIF Global Financing XIX, 4.900% due 1/17/13 (c)	98,898
		Berkshire Hathaway Finance Corp.:
190,000	AAA	4.125% due 1/15/10	184,955
245,000	AAA	4.750% due 5/15/12	241,093
500,000	AAA	Notes, 3.400% due 7/2/07	488,852
220,000	BBB	Liberty Mutual Group., 6.500% due 3/15/35 (c)	211,231

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Insurance (continued)
$400,000	AA	Met Life Global Funding I, Notes, 3.375% due 10/5/07 (c)	$389,452
190,000	A	MetLife Inc., Senior Notes, 5.700% due 6/15/35	185,982
200,000	AA	Monumental Global Funding III, Secured Notes, Series A, 5.200% due 1/30/07 (c)	200,728
40,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	38,806
240,000	A-	Prudential Financial Inc., Senior Notes, 4.104% due 11/15/06	238,344

		Total Insurance	2,579,085

IT Services - 0.0%
110,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	116,318

Leisure Equipment & Products - 0.1%
680,000	B	Eastman Kodak Co., Series MTN, 6.375% due 6/15/06 (a)	680,384

Machinery - 0.0%
24,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	25,560
45,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	45,113

		Total Machinery	70,673

Media - 1.1%
260,000	BBB	BSKYB Finance UK PLC, 6.500% due 10/15/35 (c)	259,735
		Clear Channel Communications Inc.:
100,000	BBB-	Bonds, 4.900% due 5/15/15	89,598
700,000	BBB-	Notes, 5.500% due 9/15/14 (a)	662,922
10,000	BBB-	Senior Notes, 4.625% due 1/15/08	9,840
30,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13	34,678
		Comcast Corp.:
260,000	BBB+	6.500% due 1/15/15	272,851
380,000	BBB+	Bonds, Class A, 5.650% due 6/15/35	344,856
305,000	BBB+	Notes, 7.050% due 3/15/33	325,565
450,000	BBB+	Senior Unsecured, 6.500% due 11/15/35	454,320
160,000	BBB-	COX Communications Inc., Notes, 3.875% due 10/1/08	154,216
		CSC Holdings Inc.:
4,000	BB-	Debentures, 7.875% due 2/15/18	3,890
10,000	BB-	Senior Debentures, 7.625% due 7/15/18	9,550
65,000	BB-	Senior Notes, Series B, 7.625% due 4/1/11	65,000
70,000	BB-	DIRECTV Holdings LLC Finance, Senior Notes, 6.375% due 6/15/15	69,037
		EchoStar DBS Corp., Senior Notes:
6,000	BB-	7.304% due 10/1/08 (b)	6,157
50,000	BB-	6.625% due 10/1/14	48,500
12,000	B+	Entercom Radio LLC, 7.625% due 3/1/14	12,030
40,000	B	Lamar Media Corp., Senior Subordinated Notes, 7.250% due 1/1/13	41,400
		Liberty Media Corp.:
110,000	BB+	7.875% due 7/15/09	115,783
80,000	BB+	5.700% due 5/15/13	73,367
196,000	BB+	Senior Notes, 5.991% due 9/17/06 (b)	197,446
		News America Inc.:
315,000	BBB	7.625% due 11/30/28	353,928
185,000	BBB	6.200% due 12/15/34	182,675
20,000	BB-	Reader’s Digest Association Inc., Senior Notes, 6.500% due 3/1/11	19,600
30,000	BB+	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.750% due 3/15/15	30,300
10,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	10,350
5,000	B	Sun Media Corp., 7.625% due 2/15/13	5,163
125,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	139,447
50,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	60,490
		Time Warner Inc.:

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media (continued)
$275,000	BBB+	6.875% due 5/1/12	$295,732
385,000	BBB+	7.700% due 5/1/32	442,537
165,000	BBB+	Senior Notes, 7.625% due 4/15/31	187,741
280,000	BBB+	Turner Broadcasting System Inc., Senior Notes, 8.375% due 7/1/13	325,282
685,000	BBB+	Viacom Inc., 6.400% due 1/30/06 (a)	686,727

		Total Media	5,990,713

Metals & Mining - 0.0%
100,000	A	Corporacion Nacional del Cobre, Senior Notes, 4.750% due 10/15/14 (c)	96,021

Multi-Utilities - 0.1%
		Dominion Resources Inc.:
80,000	BBB+	Notes, 4.750% due 12/15/10	78,007
135,000	BBB+	Remarketable Notes, Series E, 7.195% due 9/15/14	149,528
330,000	BBB+	Senior Notes, 5.700% due 9/17/12	335,474
175,000	BBB+	Series D, 5.125% due 12/15/09	174,206

		Total Multi-Utilities	737,215

Multiline Retail - 0.1%
80,000	BBB	Federated Department Stores Inc., Bonds, 6.790% due 7/15/27	81,683
20,000	BB+	JC Penney Co. Inc., Debentures, 7.400% due 4/1/37	21,449
110,000	BBB	May Department Stores Co., 7.875% due 3/1/30	128,691
300,000	A+	Target Corp., Notes, 5.400% due 10/1/08	304,815

		Total Multiline Retail	536,638

Oil, Gas & Consumable Fuels - 1.3%
510,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31 (a)	583,374
115,000	BBB+	Anadarko Finance Co., Series B, 7.500% due 5/1/31	138,971
70,000	A-	Apache Corp., Notes, 6.250% due 4/15/12	75,250
370,000	A-	Apache Finance Canada Corp., 4.375% due 5/15/15	355,309
		Atlantic Richfield Co.:
755,000	AA+	Debentures, 9.125% due 3/1/11	896,600
40,000	AA+	Notes, 5.900% due 4/15/09	41,524
20,000	AA+	BP Capital Markets PLC, 2.750% due 12/29/06	19,564
		Chesapeake Energy Corp., Senior Notes:
40,000	BB	6.375% due 6/15/15	39,400
30,000	BB	6.250% due 1/15/18	28,875
380,000	AA	ChevronTexaco Capital Co., 3.500% due 9/17/07	372,305
		Conoco Funding Co.:
50,000	A-	5.450% due 10/15/06	50,281
80,000	A-	7.250% due 10/15/31	99,254
115,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	138,232
340,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	428,539
210,000	BBB	Devon Financing Corp. ULC, Guaranteed Debentures, 7.875% due 9/30/31	260,528
		El Paso Corp., Medium-Term Notes:
504,000	B-	7.800% due 8/1/31	497,700
195,000	B-	7.750% due 1/15/32	193,050
9,000	B	El Paso Natural Gas Co., Bonds, 8.375% due 6/15/32	9,999
		EnCana Corp., Bonds:
190,000	A-	6.300% due 11/1/11	201,122
75,000	A-	6.500% due 8/15/34	82,772
965,000	BB+	Kerr-McGee Corp., Secured, 7.875% due 9/15/31 (a)	1,123,534
30,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	30,450
14,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	14,525
370,000	BBB	Pemex Project Funding Master Trust, 7.375% due 12/15/14	409,035
155,000	BBB	Petro-Canada, Notes, 5.950% due 5/15/35	152,310
10,000	A-	Petronas Capital Ltd., 7.875% due 5/22/22 (c)	12,276

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
$30,000	B+	Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	$28,050
20,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17 (c)	19,600
90,000	AAA	Seariver Maritime Financial Holdings, zero coupon bond to yield, 3.910% due 9/1/12	64,637
49,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	55,554
		Vintage Petroleum Inc.:
30,000	BB-	Senior Notes, 8.250% due 5/1/12	32,475
10,000	B	Senior Subordinated Notes, 7.875% due 5/15/11	10,500
40,000	BB+	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	45,100
		Williams Cos. Inc.:
95,000	B+	Debentures, Series A, 7.500% due 1/15/31	96,425
385,000	B+	Notes, 8.750% due 3/15/32	438,900
30,000	B+	Senior Notes, 7.750% due 6/15/31	31,125
30,000	BBB-	XTO Energy Inc., Senior Notes, 6.250% due 4/15/13	31,681

		Total Oil, Gas & Consumable Fuels	7,108,826

Paper & Forest Products - 0.2%
		Georgia-Pacific Corp.:
56,000	BB+	8.875% due 2/1/10	63,140
		Debentures:
1,000	BB+	9.500% due 12/1/11	1,071
4,000	BB+	7.700% due 6/15/15	3,950
1,000	BB+	Notes, 8.125% due 5/15/11	1,020
80,000	BBB	International Paper Co., Notes, 5.500% due 1/15/14	77,930
715,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (a)	755,408

		Total Paper & Forest Products	902,519

Pharmaceuticals - 0.2%
770,000	A	Wyeth, 5.500% due 2/15/16 (c)	775,117

Real Estate - 0.4%
225,000	BBB+	AvalonBay Communities Inc., Medium-Term Notes, 5.000% due 8/1/07	225,027
485,000	BBB+	CPG Partners LP, Notes, 3.500% due 3/15/09	462,115
105,000	BBB+	EOP Operating LP, Notes, 7.500% due 4/19/29	116,773
650,000	BBB+	ERP Operating LP, Notes, 6.625% due 3/15/12	695,366
		Forest City Enterprises Inc., Senior Notes:
10,000	BB-	7.625% due 6/1/15	10,550
19,000	BB-	6.500% due 2/1/17	18,620
9,000	BBB-	Health Care REIT Inc., Notes, 8.000% due 9/12/12	9,990
		Host Marriott LP:
20,000	BB-	Senior Notes, Series I, 9.500% due 1/15/07	20,950
2,000	BB-	Series G, 9.250% due 10/1/07	2,137
10,000	BB	La Quinta Properties Inc., Senior Notes, 7.000% due 8/15/12	10,725
325,000	BB+	Rouse Co., Notes, 5.375% due 11/26/13	306,861
		Ventas Realty LP/Ventas Capital Corp.:
10,000	BB	8.750% due 5/1/09	10,775
30,000	BB	6.750% due 6/1/10	30,600
30,000	BB	9.000% due 5/1/12	34,050
20,000	BB	7.125% due 6/1/15	20,900

		Total Real Estate	1,975,439

Road & Rail - 0.1%
27,000	CCC+	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	28,586
10,000	B+	Kansas City Southern Railway, 9.500% due 10/1/08	10,850
		Norfolk Southern Corp., Senior Notes:
20,000	BBB+	6.750% due 2/15/11	21,555

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Road & Rail (continued)
$105,000	BBB+	7.250% due 2/15/31	$126,657
		Union Pacific Corp., Notes:
45,000	BBB	6.650% due 1/15/11	47,997
140,000	BBB	5.375% due 5/1/14	141,011

		Total Road & Rail	376,656

Specialty Retail - 0.0%
30,000	BB-	Amerigas Partners LP, Senior Notes, 7.250% due 5/20/15	30,900
60,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	55,650

		Total Specialty Retail	86,550

Textiles, Apparel & Luxury Goods - 0.0%
30,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	30,750

Tobacco - 0.1%
		Altria Group Inc.:
300,000	BBB	Debentures, 7.750% due 1/15/27	347,328
235,000	BBB	Notes, 7.000% due 11/4/13	254,971
		R.J. Reynolds Tobacco Holdings Inc.:
85,000	BB+	7.250% due 6/1/12	86,381
10,000	BB+	Series B, 7.750% due 5/15/06	10,125

		Total Tobacco	698,805

Wireless Telecommunication Services - 0.4%
		New Cingular Wireless Services Inc.:
55,000	A	Notes, 8.125% due 5/1/12	63,397
45,000	A	Senior Notes, 7.350% due 3/1/06	45,306
		Nextel Communications Inc., Senior Notes:
60,000	A-	Series D, 7.375% due 8/1/15	63,207
15,000	A-	Series F, 5.950% due 3/15/14	15,019
		Rogers Wireless Communications Inc., Secured Notes:
10,000	BB	6.375% due 3/1/14	9,988
40,000	BB	7.500% due 3/15/15	43,000
		Sprint Capital Corp.:
760,000	A-	6.000% due 1/15/07 (a)	768,116
100,000	A-	6.125% due 11/15/08	102,942
295,000	A-	Notes, 8.750% due 3/15/32	387,801
		Vodafone Group PLC:
		Notes:
390,000	A+	3.950% due 1/30/08	382,762
175,000	A	5.000% due 9/15/15	170,460
160,000	A+	Senior Notes, 7.750% due 2/15/10	175,679

		Total Wireless Telecommunication Services	2,227,677

		TOTAL CORPORATE BONDS & NOTES (Cost - $80,995,363)	80,174,228

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.8%
		U.S. Treasury Bonds, Inflation Indexed:
1,180,749	AAA	2.375% due 1/15/25 (a)	1,215,941
48,352	AAA	3.875% due 4/15/29	63,608
		U.S. Treasury Notes, Inflation Indexed:
2,318,202	AAA	0.875% due 4/15/10 (a)	2,202,384
6,463,575	AAA	2.000% due 1/15/14 (a)	6,401,214
2,266,616	AAA	2.000% due 7/15/14 (a)	2,243,862
1,873,296	AAA	1.625% due 1/15/15 (a)	1,795,730

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES (continued)
$1,154,465	AAA	1.875% due 7/15/15 (a)	$1,129,707

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $15,284,665)	15,052,446

ASSET-BACKED SECURITIES - 5.4%
Automobiles - 1.9%
592,778	AAA	AmeriCredit Automobile Receivables Trust, Series 2001-C, Class A4, 5.010% due 7/14/08 (a)	593,318
		Capital Auto Receivables Asset Trust:
73	AAA	Series 2002-3, Class A3, 3.620% due 10/16/06	73
1,825,000	AAA	Series 2004-2, Class A2, 3.350% due 2/15/08 (a)	1,799,159
1,900,000	AAA	DaimlerChrysler North America Holding Corp., Series 2004-C, Class A-4, 3.280% due 12/8/09 (a)	1,845,927
1,900,000	AAA	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.480% due 11/15/08 (a)	1,875,697
72,705	AAA	M&I Auto Loan Trust, Series 2003-1, Class A3, 2.310% due 2/20/08	72,136
2,375,000	AAA	Nissan Auto Receivables Owner Trust, Series 2005-B, Class A3, 3.990% due 7/15/09 (a)	2,348,023
1,525,000	AAA	Wachovia Auto Owner Trust, Series 2005-B, Class A3, 4.790% due 4/20/10	1,524,756

		Total Automobiles	10,059,089

Credit Card - 0.9%
1,500,000	AAA	Bank One Issuance Trust, Series 2003-A9, Class A9, 3.860% due 6/15/11	1,463,056
		MBNA Credit Card Master Note Trust:
1,775,000	AAA	Series 2003-A7, Class A7, 2.650% due 11/15/10 (a)	1,685,751
1,575,000	AAA	Series 2004-A4, Class A4, 2.700% due 9/15/09 (a)	1,532,184

		Total Credit Card	4,680,991

Home Equity - 2.6%
1,534,000	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 4.431% due 9/25/35 (a)(b)	1,534,838
676,109	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 4.681% due 11/25/33 (a)(b)	678,569
1,500,000	AAA	Bear Stearns Asset Backed Securities Inc., Series 2004-FR3, Class 1A2, 4.711% due 9/25/34 (a)(b)	1,513,148
		Chase Funding Mortgage Loan Asset-Backed Certificates:
5,385	AAA	Series 2002-2, Class 2A1, 4.441% due 5/25/32 (b)	5,395
5,562	AAA	Series 2002-3, Class 2A1, 4.511% due 8/25/32 (b)	5,570
		Countrywide Asset-Backed Certificates:
6,931	AAA	Series 2001-BC3, Class A, 4.431% due 12/25/31 (b)	6,936
5,025	AAA	Series 2002-3, Class 1A1, 4.561% due 5/25/32 (b)	5,034
278,925	AAA	Series 2003-BC2, Class 2A1, 4.491% due 6/25/33 (b)	279,615
608,691	AAA	Series 2004-S1, Class A1, 4.411% due 12/25/18 (a)(b)	609,117
875,795	AAA	Series 2004-SD4, Class A1, 4.571% due 12/25/34 (a)(b)(c)	877,190
1,518,629	AAA	Series 2005-12, Class 2A1, 4.148% due 2/25/36 (a)(b)	1,519,545
400,000	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35 (b)	393,112
		Countrywide Home Equity Loan Trust:
626,971	AAA	Series 2001-A, Class A, 4.609% due 4/15/27 (a)(b)	627,366
13,299	AAA	Series 2002-C, Class A, 4.609% due 5/15/28 (b)	13,316
1,430,642	AAA	Series 2005-F, Class 2A, 4.609% due 12/15/35 (a)(b)	1,431,089
1,426,227	AAA	Series 2005-H, Class 2A, 4.609% due 12/15/35 (a)(b)	1,426,227
2,609	AAA	Delta Funding Home Equity Loan Trust, Series 1998-4, Class A1A, 4.969% due 2/15/31 (b)	2,629
		EMC Mortgage Loan Trust:
19,925	AAA	Series 2002-B, Class A1, 4.844% due 2/25/41 (b)(c)	19,925
97,867	AAA	Series 2003-A, Class A1, 4.741% due 8/25/40 (b)(c)	98,647
436,705	AAA	Fremont Home Loan Trust, Series 2004-1, 4.391% due 2/25/34 (b)	437,076

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Home Equity (continued)
		Option One Mortgage Loan Trust:
$8,108	AAA	Series 2002-6, Class A2, 4.591% due 11/25/32 (b)	$8,143
21,204	AAA	Series 2003-1, Class A2, 4.611% due 2/25/33 (b)	21,270
100,000	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	107,151
144,132	AAA	Renaissance Home Equity Loan Trust, Series 2003-4, Class A2, 4.391% due 3/25/34 (b)	144,226
1,405,488	AAA	Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 4.314% due 9/25/35 (a)(b)	1,401,531
317,583	AAA	Structured Asset Investment Loan Trust, Series 2003-BC5, Class 2A, 4.531% due 6/25/33 (b)	317,835
		Structured Asset Securities Corp.:
88,875	AAA	Series 2002-14A, Class 2A1, 6.150% due 7/25/32 (a)(b)	88,553
499,683	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31 (c)	450,370

		Total Home Equity	14,023,423

		TOTAL ASSET-BACKED SECURITIES (Cost - $29,028,300)	28,763,503

MORTGAGE-BACKED SECURITIES - 46.7%
FHLMC - 4.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
311,670		8.500% due 12/1/06-7/1/17	332,625
188,680		8.000% due 8/1/08-6/1/17	200,088
8,277		9.500% due 10/1/08 (a)	8,700
27,062		10.000% due 4/1/09-10/1/09	28,594
12,350		10.250% due 5/1/09-2/1/10	13,145
14,258		9.000% due 8/1/09-10/1/09	14,905
32,711		11.500% due 10/1/15	35,989
27,196		9.500% due 6/1/16-8/1/16	29,358
400		7.500% due 7/1/16	418
3,977,511		5.000% due 12/15/17-11/1/35	3,835,331
8,053		17.560% due 2/15/24 (b)(d)	1,396
8,264		6.500% due 2/15/30	8,255
257,699		4.350% due 12/1/34 (b)	253,515
233,721		4.079% due 1/1/35 (b)	228,595
424,062		4.097% due 1/1/35 (b)	415,159
2,772,024		5.099% due 4/1/35 (a)(b)	2,723,262
949,927		5.500% due 4/15/35	957,384
1,900,189		5.500% due 8/1/35 (a)	1,875,126
1,599,999		5.000% due 10/1/35 (a)	1,539,672
		Gold:
71,545		8.500% due 9/1/08-2/1/18	76,240
46,842		8.000% due 8/1/09-8/1/12	49,000
5,587		9.500% due 4/1/10	5,948
171,082		7.000% due 5/1/12-8/1/12	177,780
2,528,621		5.500% due 10/1/13-7/1/18 (a)	2,543,139
261,974		6.500% due 7/1/14 (a)	263,446
2,436,374		6.000% due 5/1/16-5/1/34	2,462,937
287,101		5.500% due 2/1/17-9/1/35	285,009
1,545,149		6.000% due 2/1/18 (a)	1,576,397
1,192,338		4.500% due 8/1/18-8/1/20	1,154,991
3,519,560		5.000% due 7/1/19-9/1/35	3,462,876
1,000,000		5.000% due 12/1/35 (e)(f)	961,875

		TOTAL FHLMC	25,521,155

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES (continued)
FNMA - 39.2%
	Federal National Mortgage Association (FNMA):
$34,395	8.500% due 6/1/06-6/1/17	$35,723
54,703	9.000% due 3/1/08-3/1/18	56,712
1,467,597	6.225% due 7/1/08 (a)	1,495,113
14,384,318	5.500% due 12/1/08-12/1/35	14,328,659
36,913	9.500% due 11/1/09-11/1/21	39,045
777,380	5.507% due 12/1/11	793,293
9,310	10.750% due 10/1/12	9,919
2,542,180	6.000% due 4/1/16-4/1/35 (a)	2,564,541
1,826,357	6.000% due 4/1/17-5/1/35	1,842,776
16,301	8.000% due 8/1/17	17,475
17,762,109	5.000% due 1/1/18-11/1/35	17,383,288
8,362,528	4.000% due 7/1/18-8/1/20 (a)	7,941,454
72,423	4.000% due 7/1/18	68,841
8,149,717	4.500% due 5/1/19-11/1/35	7,769,845
1,884,962	5.000% due 10/1/20 (a)	1,858,224
3,100,000	4.500% due 12/1/20 (e)	2,997,313
300,000	5.000% due 12/1/20 (e)	295,594
5,044	10.000% due 1/1/21	5,592
4,726,255	6.500% due 11/1/23-12/1/34	4,848,492
170,401	7.000% due 9/1/26 (a)	178,478
81,123	6.418% due 1/1/30 (a)(b)	82,339
55,909	6.565% due 3/1/30 (a)(b)	56,561
154,596	4.644% due 10/25/30 (a)(b)	155,951
43,804,220	5.500% due 10/25/30-11/1/35 (a)	43,298,847
310,328	4.770% due 5/18/32 (a)(b)	312,584
662,351	7.000% due 6/1/32-2/1/33	691,801
961,900	4.003% due 4/1/34	937,736
613,695	4.218% due 12/1/34 (a)(b)	604,051
84,402	4.263% due 12/1/34	83,182
1,281,860	4.460% due 1/1/35 (a)(b)	1,267,203
6,567,567	4.500% due 1/1/35-4/1/35 (a)	6,138,411
1,534,245	4.587% due 9/1/35 (a)(b)	1,522,388
1,496,074	5.084% due 10/1/35 (a)(b)	1,529,553
899,083	5.091% due 10/1/35 (a)(b)	905,462
300,000	2.728% due 11/1/35 (b)	308,406
299,542	3.400% due 11/1/35 (b)	295,722
299,497	4.065% due 11/1/35 (b)	295,635
299,472	4.495% due 11/1/35 (b)	297,273
299,525	4.809% due 11/1/35 (b)	298,477
596,941	4.918% due 11/1/35 (a)(b)	595,046
600,000	4.500% due 12/1/35 (e)(f)	560,625
21,500,000	5.000% due 12/1/35 (e)(f)	20,687,042
55,600,000	5.500% due 12/1/35 (e)(f)	54,766,000
5,600,000	6.000% due 12/1/35 (e)(f)	5,633,253
1,500,000	6.500% due 12/1/35 (e)(f)	1,536,093
289,506	6.169% due 4/1/40 (b)	295,040
940,000	Grantor Trust, 5.763% due 12/25/11 (a)	981,867

	TOTAL FNMA	208,666,925

GNMA - 2.7%
	Government National Mortgage Association (GNMA):
326,286	6.500% due 6/15/08	333,158
11,686	11.000% due 7/15/10-9/15/10	12,711
868,745	6.000% due 6/20/15-12/15/33	890,213

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT		SECURITY	VALUE
GNMA (continued)
$167,666		8.500% due 11/20/16-8/15/30	$180,989
31,372		9.500% due 12/15/16-8/15/19	34,578
103,195		9.000% due 4/20/17-9/15/30	112,391
301,888		4.670% due 12/16/25 (a)	305,013
243,508		4.375% due 2/20/26 (a)(b)	245,447
130,747		4.125% due 10/20/27 (a)	132,037
4,698		8.000% due 3/20/30	5,001
206,221		4.375% due 5/20/30 (a)	207,979
42,692		8.500% due 11/15/30 (a)	46,138
224,364		4.770% due 3/16/32 (a)(b)	226,016
1,247,168		5.000% due 1/15/33-11/15/35	1,221,465
32,698		5.500% due 8/15/33	32,639
46,927		4.500% due 9/15/33 (a)	44,595
6,042,389		5.000% due 10/15/33-11/15/35 (a)	5,919,765
1,038,975		3.750% due 5/20/34 (b)	1,020,842
3,680,000		5.000% due 12/15/35 (e)	3,592,600

		TOTAL GNMA	14,563,577

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $251,672,086)	248,751,657

	RATING‡
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.8%
		Banc of America Commercial Mortgage Inc.:
1,010,000	Aaa(g)	Series 2001-1, Class A2, 6.503% due 4/15/36 (a)	1,064,576
1,060,000	AAA	Series 2005-1, Class A4, 4.881% due 11/10/42 (b)	1,053,208
1,000,000	AAA	Series 2005-3, Class A3A, 4.621% due 7/10/43	966,027
		Banc of America Funding Corp.:
16,977	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	16,738
811,220	AAA	Series 2005-B, Class 2A1, 5.137% due 4/20/35 (a)(b)	806,185
476,893	Aaa(g)	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	465,624
1,200,000	AAA	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464% due 4/11/37	1,217,703
294,234	AAA	Bayview Financial Acquisition Trust, Series 2003-F, Class A, 4.700% due 9/28/43 (b)	295,153
		Bear Stearns Adjustable Rate Mortgage Trust:
305,155	AAA	Series 2002-09, Class 4A, 6.084% due 10/25/32 (a)(b)	307,488
144,255	AAA	Series 2002-11, Class 1A1, 5.627% due 2/25/33 (a)(b)	144,317
		Bear Stearns Alt-A Trust:
1,144,404	AAA	Series 2005-2, Class 2A4, 4.799% due 4/25/35 (a)(b)	1,131,017
679,443	AAA	Series 2005-4, Class 23A2, 5.426% due 5/25/35 (a)(b)	679,078
		Bear Stearns Commercial Mortgage Securities Inc.:
1,025,000	AAA	Series 2004-PWR6, Class A6, 4.825% due 11/11/41	992,203
1,030,000	Aaa(g)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	1,015,403
262,050	Aaa(g)	Capco America Securitization Corp., Series 1998-D7, Class A1A, 5.860% due 10/15/30	262,609
		Chase Commercial Mortgage Securities Corp.:
2,000,000	AA	Series 1997-1, Class D, 7.370% due 6/19/29 (a)	2,059,947
410,000	AAA	Series 2000-3, Class A2, 7.319% due 10/15/32	444,593
		Commercial Mortgage Acceptance Corp.:
100,000	AAA	Series 1997-ML1, Class A3, 6.570% due 12/15/30	102,234
1,001,209	AAA	Series 1998-C2, Class A2, 6.030% due 9/15/30	1,018,481
920,000	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32 (b)	991,669
800,000	AAA	Commercial Mortgage Pass Through Certificates, Series 2005-F10A, Class MOA1, 4.549% due 3/15/20 (a)(b)(c)	800,340

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Countrywide Alternative Loan Trust:
$983,846	AAA	Series 2005-27, Class 2A3, 4.723% due 8/25/35 (a)(b)	$991,071
1,796,021	AAA	Series 2005-59, Class 1A1, 4.700% due 11/20/35 (a)(b)	1,799,995
		Countrywide Home Loans:
1,278,271	AAA	Series 2005-11, Class 3A3, 4.608% due 4/25/35 (a)(b)	1,287,938
1,139,890	AAA	Series 2005-11, Class 6A1, 4.491% due 3/25/35 (a)(b)	1,140,501
1,226,254	AAA	Series 2005-R1, Class 1AF1, 4.551% due 3/25/35 (a)(b)(c)	1,228,248
149,545	Aaa(g)	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538% due 6/15/31	153,458
1,126,538	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 4.770% due 11/19/44 (a)(b)	1,126,556
		Federal Home Loan Mortgage Corp. (FHLMC):
2,160,000	AAA	PAC-1(11), Series 3078, Class PA, 5.500% due 7/15/24 (a)	2,177,481
3,260,404	AAA	Structured Pass Through Securities, Series T-61, Class 1A1, 4.419% due 7/25/44 (a)(b)	3,261,959
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
440,796	AAA	Series 2000-T06, Class A3, 5.033% due 1/25/28 (b)	447,142
239,750	AAA	Series 2002-T06, Class A1, 3.310% due 2/25/32	223,009
1,697,771	AAA	Series 2005-057, Class PA, PAC, 5.500% due 5/25/27 (a)	1,710,081
784,168	AAA	Series 2005-058, Class EP, PAC, 5.500% due 7/25/35	789,342
1,025,000	AAA	Series 2005-105, Class TL, PAC, 5.500% due 11/25/31	1,032,367
925,000	AAA	First Union National Bank Commercial Mortgage, Series 2001-C3, Class A3, 6.423% due 8/15/33	978,513
738,938	AAA	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2, 6.560% due 11/18/35	760,804
559,249	AAA	Fremont Home Loan Trust, Series 2004-C, Class 2A1, 4.461% due 1/25/32 (a)(b)	559,963
1,130,000	Aaa(g)	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.269% due 12/10/35	1,192,623
		GMAC Commercial Mortgage Securities Inc.:
161,684	Aaa(g)	Series 1998-C1, Class A2, 6.700% due 5/15/30	166,898
877,636	Aaa(g)	Series 1999-C3, Class A2, 7.179% due 8/15/36	930,993
975,000	AA+	Series 2000-C2, Class B, 7.594% due 6/16/10	1,068,950
		GS Mortgage Securities Corp. II:
1,269,738	AAA	Series 1998-C1, Class A3, 6.135% due 10/18/30	1,301,218
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/3/18 (a)(c)	324,466
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,178,187
768,358	AAA	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 4.541% due 9/25/35 (a)(b)	755,642
985,315	AAA	Homebanc Mortgage Trust, Series 2005-04, Class A1, 4.461% due 10/25/35 (b)	985,121
43,862	AAA	Impac CMB Trust, Series 2003-1, Class 1A1, 4.591% due 3/25/33 (b)	43,909
414,161	AAA	Impac Secured Assets Corp., Series 2004-3, Class 1A1, 4.391% due 11/25/34 (b)	414,433
1,072,135	AAA	Indymac Index Mortgage Loan Trust, Series 2004-AR15, Class 1A1, 5.112% due 2/25/35 (a)(b)	1,066,440
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	627,046
80,000	Aaa(g)	Series 2005-CB12, Class A4, 4.895% due 9/12/37	77,660
100,000	Aaa(g)	Series 2005-CB13, Class A4, 5.295% due 1/12/43 (b)	100,484
1,200,000	Aaa(g)	Series 2005-LDP4, Class A4, 4.918% due 10/15/42 (a)(b)	1,166,030
434,270	Aaa(g)	LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1, 7.105% due 10/15/32	440,491
		LB-UBS Commercial Mortgage Trust:
721,596	AAA	Series 2000-C5, Class A1, 6.410% due 12/15/19	737,671
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,117,244

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$310,000	AAA	Series 2005-C3, Class A5, 4.739% due 7/15/35	$298,249
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 10/17/14	386,993
		Lehman XS Trust:
1,480,774	AAA	Series 2005-5N, Class 1A1, 4.491% due 11/25/35 (a)(b)	1,480,774
780,000	AAA	Series 2005-7N, Class 1A1B, 4.520% due 12/25/35 (a)(b)	780,000
1,600,000	AAA	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 3.787% due 11/21/34 (a)(b)	1,530,750
492,062	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A2, 4.497% due 2/25/35 (b)	482,371
		MLCC Mortgage Investors Inc.:
283,502	Aaa(g)	Series 2005-1, Class 2A1, 4.969% due 4/25/35 (b)	280,796
869,405	Aaa(g)	Series 2005-1, Class 2A2, 4.969% due 4/25/35 (a)(b)	861,108
480,000	AAA	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.946% due 8/13/42	469,312
71,017	AAA	Nationslink Funding Corp., Series 1999-LTL1, Class A2, 6.867% due 1/22/26	74,589
200,000	AAA	Nomura Asset Securities Corp., Series 1996-MD5, Class A1B, 7.120% due 4/13/39	201,477
5,791	Aaa(g)	Ocwen Residential MBS Corp., Series 1998-R1, Class A1, step bond to yield 4.730% due 10/25/40 (c)	5,786
		Residential Asset Mortgage Products Inc.:
35,499	AAA	Series 2003-RS4, Class AIIB, 4.521% due 5/25/33 (b)	35,614
440,125	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	457,042
379,064	AAA	Residential Asset Securities Corp., Series 2003-KS1, Class A1, 4.601% due 1/25/33 (b)	380,263
		Small Business Administration:
1,194,237	Aaa(g)	Series 1999-P10B, Class 1, 7.540% due 8/10/09 (a)	1,265,153
1,199,171	Aaa(g)	Series 2000-P10A, Class 1, 8.017% due 2/10/10 (a)	1,282,316
1,304,105	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/15	1,273,810
		Small Business Administration Participation Certificates:
823,386	Aaa(g)	7.700% due 7/1/16 (a)	874,906
1,342,893	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13 (a)	1,379,424
432,319	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15 (a)	451,562
905,698	Aaa(g)	Series 1995-20K, Class 1, 6.650% due 11/1/15 (a)	942,551
2,870,231	Aaa(g)	Series 1999-20L, Class 1, 7.190% due 12/1/19 (a)	3,069,944
2,367,134	Aaa(g)	Series 2000-20A, Class 1, 7.590% due 1/1/20 (a)	2,559,434
2,062,584	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22 (a)	2,069,567
		Structured Adjustable Rate Mortgage Loan Trust:
1,644,120	AAA	Series 2004-6, Class 4A1, 4.847% due 6/25/34 (a)(b)	1,598,613
1,271,999	AAA	Series 2005-19XS, Class 1A1, 4.511% due 10/25/35 (b)	1,273,702
		Washington Mutual Inc.:
37,312	AAA	Series 2002-AR2, Class 1A1, 6.356% due 7/25/32 (a)(b)	37,200
2,187,459	AAA	Series 2003-R1, Class A1, 4.461% due 12/25/27 (a)(b)	2,187,073
131,644	AAA	Series 2004-AR11, Class A, 4.597% due 10/25/34 (b)	129,231
1,069,471	AAA	Series 2004-AR12, Class A2A, 4.453% due 10/25/44 (a)(b)	1,071,753
1,277,912	AAA	Series 2005-AR13, Class A1A1, 4.481% due 10/25/45 (a)(b)	1,276,189
1,000,000	AAA	Series 2005-AR4, Class A5, 4.679% due 4/25/35 (a)(b)	976,700
1,500,000	AAA	Washington Mutual Pass Through Certificates, Series 2005-AR15, Class A1A2, 4.446% due 11/25/45 (a)(b)	1,500,410
1,657,422	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1, 4.526% due 6/25/34 (a)(b)	1,616,645

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $83,960,148)	83,759,834

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.9%
U.S. Government Agencies - 4.7%
$240,000	Federal Agricultural Mortgage Corp. (FAMC), 4.250% due 7/29/08	$237,208
400,000	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	401,931
	Federal Home Loan Bank System (FHLB):
120,000	4.875% due 11/15/06	120,230
70,000	3.500% due 11/15/07	68,442
580,000	4.125% due 4/18/08 (a)	572,799
30,000	3.625% due 11/14/08	29,140
	Federal Home Loan Mortgage Corp. (FHLMC):
2,125,000	4.000% due 7/13/07 (a)	2,102,719
1,120,000	4.375% due 11/16/07 (a)	1,113,705
200,000	4.500% due 7/15/13	195,653
780,000	5.000% due 7/15/14 (a)	786,414
850,000	6.750% due 3/15/31 (a)	1,045,668
400,000	6.250% due 7/15/32	466,157
650,000	5.625% due 11/23/35 (a)	648,502
	Federal National Mortgage Association (FNMA):
60,000	2.710% due 1/30/07	58,688
1,500,000	3.250% due 11/15/07 (a)	1,461,039
3,260,000	4.000% due 1/26/09 (a)	3,189,232
230,000	3.125% due 3/16/09	218,954
1,890,000	4.750% due 2/21/13 (a)	1,861,028
130,000	step bond to yield 6.260% due 4/26/19	129,015
7,451,657	5.500% due 11/1/34 (a)	7,350,215
603,021	5.500% due 2/1/35 (a)	594,812
695,201	4.500% due 3/1/35	649,773
1,210,000	Tennessee Valley Authority, 5.880% due 4/1/36 (a)	1,351,282

	Total U.S. Government Agencies	24,652,606

U.S. Government Obligations - 18.2%
	U.S. Treasury Bonds:
15,000	10.375% due 11/15/12	16,658
1,800,000	9.125% due 5/15/18 (a)	2,543,485
1,550,000	9.000% due 11/15/18 (a)	2,187,923
580,000	8.500% due 2/15/20	801,692
4,945,000	8.750% due 8/15/20 (a)	7,004,904
2,205,000	8.000% due 11/15/21 (a)	2,986,829
70,000	7.250% due 8/15/22	89,502
6,255,000	6.250% due 8/15/23 (a)	7,321,040
1,000,000	6.875% due 8/15/25 (a)	1,260,821
665,000	6.000% due 2/15/26	766,750
665,000	6.750% due 8/15/26	832,861
500,000	6.625% due 2/15/27 (a)	620,098
2,990,000	6.125% due 11/15/27 (a)	3,523,063
20,000	5.375% due 2/15/31	21,981
	U.S. Treasury Notes:
410,000	1.625% due 2/28/06	407,822
550,000	2.750% due 6/30/06	545,188
470,000	2.625% due 11/15/06	462,161
600,000	3.125% due 1/31/07 (a)	591,258
160,000	2.250% due 2/15/07	155,969
6,010,000	3.750% due 3/31/07 (a)	5,958,356
120,000	3.125% due 5/15/07	117,867
220,000	4.000% due 8/31/07	218,505
2,270,000	3.375% due 2/15/08 (a)	2,221,408
4,080,000	3.750% due 5/15/08	4,018,963
16,220,000	4.375% due 11/15/08 (a)	16,208,597
210,000	2.625% due 3/15/09	198,721

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT		SECURITY	VALUE
U.S. Government Obligations (continued)
$40,000		3.875% due 5/15/09	$39,320
40,000		4.000% due 6/15/09	39,466
100,000		3.625% due 7/15/09 (a)	97,383
3,885,000		3.500% due 8/15/09 (a)	3,764,507
1,000,000		3.375% due 10/15/09 (a)	963,321
3,400,000		3.500% due 12/15/09	3,285,651
600,000		3.625% due 1/15/10 (a)	582,001
12,800,000		3.500% due 2/15/10	12,348,006
1,750,000		4.000% due 4/15/10 (a)	1,720,539
1,420,000		3.875% due 2/15/13 (a)	1,366,751
2,200,000		4.250% due 8/15/14 (a)	2,156,088
2,900,000		4.250% due 11/15/14 (a)(h)	2,840,417
920,000		4.125% due 5/15/15 (a)	890,963
4,365,000		4.500% due 11/15/15	4,367,047
		U.S. Treasury Strip Principal (STRIPS):
230,000		zero coupon bond to yield 5.480% due 8/15/26	85,099
100,000		zero coupon bond to yield 5.050% due 11/15/26	36,558
3,260,000		zero coupon bond to yield 4.790% due 11/15/27 (a)	1,140,804
680,000		zero coupon bond to yield 4.750% due 5/15/30	213,680

		Total U.S. Government Obligations	97,020,023

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $122,689,589)	121,672,629

	RATING‡
MUNICIPAL BONDS - 0.7%
Illinois - 0.0%
210,000	AA	Illinois State GO, 5.100% due 6/1/33	201,871

New York - 0.1%
520,000	A+	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters, 5.250% due 10/1/35 (a)	576,321

Oregon - 0.1%
600,000	AAA	Oregon School Boards Association GO, Series A, FGIC-Insured, zero coupon bond to yield 4.170% due 6/30/09	504,612

Texas - 0.2%
700,000	AAA	DeSoto, TX, ISD, GO, Building, PSF-GTD-Insured, 5.000% due 8/15/30 (a)	719,180
345,000	AA	Texas State PFA Revenue, Unemployment Compensation, Series B, 3.125% due 6/15/07	336,976

		Total Texas	1,056,156

Virginia - 0.3%
1,300,000	BBB	Tobacco Settlement Financing Corp., Asset Backed, 5.625% due 6/1/37 (a)	1,302,353

		TOTAL MUNICIPAL BONDS (Cost - $3,629,704)	3,641,313

SOVEREIGN BONDS† - 5.8%
Brazil - 0.7%
		Federative Republic of Brazil:
510,000	BB-	14.500% due 10/15/09 (a)	650,760
100,000	BB-	8.875% due 4/15/24	106,000
170,000	BB-	12.250% due 3/6/30	233,325
1,930,000	BB-	11.000% due 8/17/40 (a)(i)	2,377,760
206,472	BB-	DCB, Series L, 5.250% due 4/15/12 (b)	202,987

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT		RATING‡	SECURITY	VALUE
Brazil (continued)
$28,000		BB-	Global Bonds, Series B, 8.875% due 4/15/24	$29,680

			Total Brazil	3,600,512

Bulgaria - 0.0%
180,000		BBB	Republic of Bulgaria, 8.250% due 1/15/15	216,675

Canada - 0.0%
170,000		AA	Ontario Province of Canada, 3.500% due 9/17/07	166,600

China - 0.2%
1,000,000		AA-	Hong Kong Government International Bond, 5.125% due 8/1/14 (a)(c)	995,581

Colombia - 0.2%
			Republic of Colombia:
580,000		BB	6.142% due 11/16/15 (a)(b)	586,960
220,000		BB	11.750% due 2/25/20	303,325
130,000		BB	8.125% due 5/21/24	137,280

			Total Colombia	1,027,565

France - 1.3%
5,940,000	EUR	NR	Republic of France, zero coupon to yield 2.140% due 1/26/06 (a)	6,978,787

Italy - 0.0%
55,000		AA-	Republic of Italy, Series DTC, 4.375% due 10/25/06	54,880

Mexico - 0.6%
			United Mexican States:
695,000		BBB	8.125% due 12/30/19	853,113
550,000		BBB	11.500% due 5/15/26 (a)	892,375
190,000		BBB	Bonds, 8.300% due 8/15/31	241,870
			Series A, Notes:
25,000		BBB	8.000% due 9/24/22	30,594
930,000		BBB	7.500% due 4/8/33 (a)	1,091,122

			Total Mexico	3,109,074

Netherlands - 1.9%
			Kingdom of the Netherlands:
3,400,000	EUR	AAA	6.000% due 1/15/06 (a)	4,023,731
5,200,000	EUR	NR	zero coupon to yield 2.190% due 2/28/06 (a)	6,096,369

			Total Netherlands	10,120,100

Panama - 0.0%
			Republic of Panama:
54,000		BB	9.625% due 2/8/11	63,315
20,000		BB	9.375% due 1/16/23	24,700
40,000		BB	8.875% due 9/30/27	46,950

			Total Panama	134,965

Peru - 0.1%
			Republic of Peru:
290,000		BB	8.750% due 11/21/33	340,750
164,000		BB	PDI, 5.000% due 3/7/17	158,978

			Total Peru	499,728

Russia - 0.6%
2,840,000		BBB-	Russian Federation, step bond to yield 7.790% due 3/31/30 (a)	3,179,025

South Korea - 0.0%
20,000		A	Export-Import Bank of Korea, Notes, 5.250% due 2/10/14 (c)	19,948

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT		RATING‡	SECURITY	VALUE
SOVEREIGN BONDS † (continued)
United Kingdom - 0.2%
$500,000	GBP	NR	United Kingdom Treasury, 4.750% due 6/7/10 (a)	$883,277

			TOTAL SOVEREIGN BONDS (Cost - $29,743,350)	30,986,717

SHARES
PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
100			Home Ownership Funding II, step coupon to yield 2.570% (c)	31,506

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
41			Fresenius Medical Care Capital Trust II, 7.875%	43,255

INDUSTRIALS - 0.0%
Airlines - 0.0%
16			US Airways Group Inc., Class A Shares (j)(k)*	0

			TOTAL PREFERRED STOCKS (Cost - $106,494)	74,761

CONVERTIBLE PREFERRED STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
21,900			General Motors Corp., Senior Debentures, Series A, 4.500% due 3/6/32	475,230
4,400			General Motors Corp., Senior Debentures, Series B, 5.250% due 3/6/32	67,408

			TOTAL CONSUMER DISCRETIONARY	542,638

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
35			McLeodUSA Inc., 2.500% due 4/18/12*	4

			TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $597,390)	542,642

WARRANTS
WARRANTS - 0.0%
77			McLeodUSA Inc., 4/16/07*	1
16			US Airways Group Inc., Class A1, 4/16/07(j)(k)*	0

			TOTAL WARRANTS (Cost - $0)	1

CONTRACTS
PURCHASED OPTIONS - 0.0%
58			Eurodollar Futures, Put @ $93.75, expires 12/19/05	363
45			Eurodollar Futures, Put @ $94.00, expires 12/19/05	281
70			Eurodollar Futures, Put @ $92.50, expires 3/13/06	437
2,000,000			Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 8/8/06	8,316
4,600,000			Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/12/06	8,446
10,000,000			Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 10/18/06	32,420
4,100,000			Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/19/06	7,798
4,100,000			Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/24/06	7,995

			TOTAL PURCHASED OPTIONS (Cost - $92,801)	66,056

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $617,799,890)	613,485,787

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT		SECURITY	VALUE
SHORT-TERM INVESTMENTS † - 4.4%
Commercial Paper - 0.7%
		Dnb Nor Bank Asa:
$2,300,000		4.270% due 2/16/06 (a)	$2,279,216
800,000		4.320% due 3/8/06 (a)	790,828
800,000		Viacom Inc., 4.490% due 12/30/05 (a)	797,116

		Total Commercial Paper (Cost - $3,867,160)	3,867,160

Sovereign Bonds - 0.5%
100,000	EUR	French Treasury Bill, zero coupon to yield 2.030% due 1/5/06 (a)	117,644
		German Treasury Bill, zero coupon to yield:
400,000	EUR	2.030% due 12/7/05 (a)	471,463
1,200,000	EUR	2.020% due 1/18/06 (a)	1,410,655
700,000	EUR	2.040% due 2/15/06 (a)	821,405

		Total Sovereign Bonds (Cost - $2,951,388)	2,821,167

U.S. Government Agencies - 0.7%
3,200,000		Federal Home Loan Bank (FHLB), Discount Notes, 4.510% due 5/16/06	3,135,754
565,000		Federal National Mortgage Association (FNMA), Discount Notes, 3.490% due 12/5/05 (a)(h)	564,787

		Total U.S. Government Agencies (Cost - $3,700,541)	3,700,541

U.S. Government Obligations - 0.1%
		U.S. Treasury Bills:
160,000		3.380% due 12/1/05 (a)(h)	160,000
5,000		3.530% due 12/1/05 (a)(h)	5,000
110,000		3.410% due 12/15/05 (a)(h)	109,856
200,000		3.460% due 12/15/05 (a)(h)	199,733

		Total U.S. Government Obligations (Cost - $474,589)	474,589

Repurchase Agreements - 2.3%
6,786,000		Interest in $170,569,000 joint tri-party repurchase agreement dated 11/30/05 with Barclays Capital Inc., 3.940% due 12/1/05; Proceeds at maturity - $6,786,743; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 2.875% due 1/5/06 to 11/30/06; Market value - $6,921,725)	6,786,000
5,083,000		Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05; Proceeds at maturity - $5,083,566; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/10; Market value - $5,184,701) (a)	5,083,000
415,000		State Street Bank & Trust Co. dated 11/30/05, 3.520% due 12/1/05; Proceeds at maturity - $415,041; (Fully collateralized by U.S. Treasury Note, 4.250% due 11/15/13; Market value - $423,550)	415,000

		Total Repurchase Agreements (Cost - $12,284,000)	12,284,000

SHARES
Securities Purchased from Securities Lending Collateral - 0.1%
453,150		State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $453,150)	453,150

		TOTAL SHORT-TERM INVESTMENTS (Cost - $23,730,828)	23,600,607

		TOTAL INVESTMENTS - 119.7% (Cost - $641,530,718#)	637,086,394
		Liabilities in Excess of Other Assets - (19.7)%	(104,807,590)

		TOTAL NET ASSETS - 100.0%	$532,278,804

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, foreign currency contracts, TBA’s, mortgage dollar rolls and short sales.

(b)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Interest only security.

(e)	This security is traded on a “to-be-announced” basis (See Note 1).

(f)	All or a portion of this security is acquired under mortgage dollar roll agreement (See Notes 1 and 2).

(g)	Rating by Moody’s Investors Service.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	All or a portion of this security is on loan (See Notes 1 and 2).

(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(k)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

DCB	— Debt Conversion Bond
EUR	— Euro
FGIC	— Financial Guaranty Insurance Company
GBP	— Great Britain Pound
GO	— General Obligation
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
MTN	— Medium-Term Note
PAC	— Planned Amortization Cost
PDI	— Past Due Interest
PFA	— Public Facilities Authority

Consulting Group Capital Market - Core Fixed Income Investments

Summary of Investments by Security Type * (unaudited)

Mortgage-Backed Securities	39.0%
U.S. Government & Agency Obligations	19.1%
Collateralized Mortgage Obligations	13.1%
Corporate Bonds & Notes	12.6%
Sovereign Bonds	4.9%
Asset-Backed Securities	4.5%
Short-Term Investments	3.7%
U.S. Treasury Inflation Protected Securities	2.4%
Municipal Bonds	0.6%
Convertible Preferred Stocks	0.1%

100.0%

* As a percentage of total investments.

See Notes to Schedule of Investments.

CORE FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
900,000	Swaption, 3 Month LIBOR, 4.78% fixed rate Call	8/8/06	$4.78	$8,426
2,000,000	Swaption, 3 Month LIBOR, 4.30% fixed rate Call	10/12/06	4.30	8,382
4,300,000	Swaption, 3 Month LIBOR, 4.56% fixed rate Call	10/18/06	4.56	32,254
1,800,000	Swaption, 3 Month LIBOR, 4.31% fixed rate Call	10/19/06	4.31	7,956
1,800,000	Swaption, 3 Month LIBOR, 4.31% fixed rate Call	10/24/06	4.31	8,127
15	U. K. 90 Day LIBOR Put	12/1/05	94.25	163

	TOTAL OPTIONS WRITTEN (Premiums received - $103,573)			$65,308

Schedule of Securities Sold Short

FACE AMOUNT	SECURITY	VALUE
	Federal National Mortgage Association (FNMA):
$200,000	4.000% due 12/1/20 (a)	$189,625
1,100,000	5.500% due 12/1/20 (a)	1,104,813
600,000	4.500% due 12/1/35 (a)	560,625
4,000,000	5.000% due 12/1/35 (a)	3,848,752
4,300,000	5.500% due 12/1/35 (a)	4,235,500
3,600,000	6.000% due 12/1/35 (a)	3,621,377
3,980,000	Government National Mortgage Association (GNMA), 5.000% due 12/1/35 (a)	3,892,937
2,600,000	U.S. Treasury Notes, 6.000% due 8/15/09	2,740,361

	TOTAL OPEN SHORT SALES (Proceeds - $20,130,604)	$20,193,990

(a)	This security is traded on a “to-be-announced” basis (See Note 1).

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 91.5%
Aerospace & Defense - 1.9%
		L-3 Communications Corp., Senior Subordinated Notes:
$1,485,000	BB+	7.625% due 6/15/12	$1,566,675
2,745,000	BB+	6.375% due 10/15/15 (a)	2,717,550
800,000	B-	TransDigm Inc., Senior Subordinated Notes, 8.375% due 7/15/11	832,000

		Total Aerospace & Defense	5,116,225

Airlines - 1.1%
880,000	B	American Airlines Inc., Pass-Through Certificates, Series 2001-2, Class C, 7.800% due 10/1/06	869,283
305,000	B	CHC Helicopter Corp., Senior Subordinated Notes, 7.375% due 5/1/14	308,812
		Continental Airlines Inc., Pass-Through Certificates:
1,223,093	B+	Series 2001-1, Class C, 7.033% due 6/15/11	1,110,542
750,000	B	Series 2001-2, Class D, 7.568% due 12/1/06	715,432

		Total Airlines	3,004,069

Auto Components - 1.3%
1,030,000	B-	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	968,200
		TRW Automotive Inc., Senior Subordinated Notes:
350,000	BB-	9.375% due 2/15/13	378,875
290,000	BB-	11.000% due 2/15/13	325,525
1,976,000	B-	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,729,000

		Total Auto Components	3,401,600

Automobiles - 0.0%
170,000	BB-	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	115,600

Beverages - 0.2%
425,000	BB	Constellation Brands Inc., 8.625% due 8/1/06	434,563

Building Products - 0.9%
65,000	B+	Ainsworth Lumber Co., Ltd., 7.250% due 10/1/12	58,338
1,575,000	CCC+	Associated Materials Inc., Senior Discount Notes, step bond to yield 9.924% due 3/1/14	677,250
1,135,000	B	Jacuzzi Brands Inc., Secured Notes, 9.625% due 7/1/10	1,214,450
460,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	443,900
50,000	B-	U.S. Concrete Inc., Senior Subordinated Notes, 8.375% due 4/1/14	50,125

		Total Building Products	2,444,063

Capital Markets - 0.6%
590,000	B-	BCP Crystal U.S. Holdings Corp., Senior Subordinated Notes, 9.625% due 6/15/14	657,113
		E*TRADE Financial Corp., Senior Notes:
440,000	B+	7.375% due 9/15/13 (a)	438,900
376,000	B+	7.875% due 12/1/15	382,580

		Total Capital Markets	1,478,593

Chemicals - 2.8%
15,000	BB-	ARCO Chemical Co., Debentures, 10.250% due 11/1/10	16,613
480,000	B-	Basell Finance Co. BV, 8.100% due 3/15/27 (a)	441,600
1,235,000	BB-	Equistar Chemicals LP/Equistar Funding Corp., Senior Notes, 10.125% due 9/1/08	1,347,694
160,000	B+	Ethyl Corp., Senior Notes, 8.875% due 5/1/10	167,600
685,000	BBB-	FMC Corp., Medium-Term Notes, Series A, 7.000% due 5/15/08	710,483
		Hercules Inc.:
100,000	BB-	11.125% due 11/15/07	111,375
15,000	B1(b)	Junior Subordinated Debentures, 6.500% due 6/30/29	11,456

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Chemicals (continued)
$255,000	B	Huntsman International LLC, Senior Notes, 9.875% due 3/1/09	$269,344
		Huntsman LLC:
251,000	BB-	11.625% due 10/15/10	286,454
335,000	B	11.500% due 7/15/12	382,737
		Lyondell Chemical Co.:
200,000	BB-	Secured Notes, 9.500% due 12/15/08	210,500
		Senior Secured Notes:
50,000	BB-	10.500% due 6/1/13	57,062
549,000	BB-	Series A, 9.625% due 5/1/07	577,822
		Millennium America Inc., Senior Notes:
265,000	BB-	7.000% due 11/15/06	268,975
559,000	BB-	9.250% due 6/15/08	606,515
660,000	B-	Nalco Co., Senior Notes, 7.750% due 11/15/11	681,450
550,000	CCC+	Rhodia SA, Senior Notes, 10.250% due 6/1/10	606,375
222,000	B-	Rockwood Specialties Group Inc., Senior Subordinated Notes, 10.625% due 5/15/11	241,425
496,000	BB-	Westlake Chemical Corp., Senior Notes, 8.750% due 7/15/11	529,480

		Total Chemicals	7,524,960

Commercial Services & Supplies - 2.3%
240,000	B	Alderwoods Group Inc., 7.750% due 9/15/12	250,200
		Allied Waste North America Inc.:
573,000	BB-	Senior Notes, Series B, 8.500% due 12/1/08	605,947
172,000	BB-	Senior Subordinated Notes, Series B, 8.875% due 4/1/08	181,890
245,000	B	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	256,638
300,000	B	Casella Waste Systems Inc., Senior Subordinated Notes, 9.750% due 2/1/13	319,500
845,000	BB-	Corrections Corp. of America, Senior Notes, 7.500% due 5/1/11	883,025
1,340,000	B-	DI Finance/DynCorp International LLC, Senior Subordinated Notes, 9.500% due 2/15/13 (a)	1,403,650
190,000	B	Geo Group Inc., Senior Notes, 8.250% due 7/15/13	186,675
265,000	BB-	Mobile Mini Inc., Senior Notes, 9.500% due 7/1/13	291,500
		NationsRent Inc.:
130,000	Caa1(b)	9.500% due 5/1/15	137,475
740,000	BB-	Secured Notes, 9.500% due 10/15/10	812,150
340,000	BB	Service Corp. International, Senior Notes, 7.000% due 6/15/17 (a)	337,875
60,000	BB-	United Rentals North America Inc., Senior Notes, 6.500% due 2/15/12	58,050
570,000	CCC	Waste Services Inc., Senior Subordinated Notes, 9.500% due 4/15/14	572,850

		Total Commercial Services & Supplies	6,297,425

Communications Equipment - 0.1%
344,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	344,860

Computers & Peripherals - 0.6%
830,000	B+	Activant Solutions Inc., Senior Notes, 10.054% due 4/1/10 (a)(c)	854,900
470,000	BB+	Seagate Technology HDD Holdings, Senior Notes, 8.000% due 5/15/09	494,088
165,000	B-	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13 (a)	171,600

		Total Computers & Peripherals	1,520,588

Construction & Engineering - 0.2%
350,000	BB	K Hovnanian Enterprises Inc., 6.250% due 1/15/16	318,834
360,000	BB+	KB Home, Senior Notes, 6.250% due 6/15/15	344,490

		Total Construction & Engineering	663,324

Construction Materials - 0.2%
790,000	CCC+	NTK Holdings Inc., step bond to yield 11.331% due 3/1/14	481,900

Containers & Packaging - 1.6%
300,000	BB	Ball Corp., 6.875% due 12/15/12	308,250

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Containers & Packaging (continued)
$565,000	B	Crown Americas, Senior Notes, 7.625% due 11/15/13 (a)	$581,950
		Crown Cork & Seal Co. Inc., Debentures:
45,000	B	8.000% due 4/15/23	43,087
20,000	B	7.375% due 12/15/26	18,300
		Graham Packaging Co. Inc.:
307,000	CCC+	8.500% due 10/15/12	302,395
328,000	CCC+	Subordinated Notes, 9.875% due 10/15/14	318,980
		Graphic Packaging International Corp.:
150,000	B-	Senior Notes, 8.500% due 8/15/11	150,000
660,000	B-	Senior Subordinated Notes, 9.500% due 8/15/13	627,000
		Owens-Brockway Glass Container Inc.:
670,000	BB-	Secured Notes, 8.750% due 11/15/12	726,950
50,000	BB-	Senior Secured Notes, 8.875% due 2/15/09	52,750
355,000	B+	Plastipak Holdings Inc., Senior Notes, 10.750% due 9/1/11	388,725
308,000	B+	Silgan Holdings Inc., Senior Subordinated Notes, 6.750% due 11/15/13	309,540
435,000	B-	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	396,394

		Total Containers & Packaging	4,224,321

Diversified Consumer Services - 0.1%
325,000	BB	Service Corp International, 7.700% due 4/15/09	343,688

Diversified Financial Services - 5.3%
880,000	B-	AAC Group Holding Corp., step coupon bond to yield 10.756% due 10/1/12	638,000
141,074	B+	AES Ironwood LLC, Secured Notes, 8.857% due 11/30/25	157,297
		AES Red Oak LLC:
100,000	B+	Secured Notes, 9.200% due 11/30/29	114,000
92,508	BB-	Series A, 8.540% due 11/30/19	102,683
		Alamosa Delaware Inc., Senior Notes:
487,000	CCC+	11.000% due 7/31/10	555,180
470,000	CCC+	8.500% due 1/31/12	514,650
311,000	B-	American Commercial Lines/ACL Finance Corp., 9.500% due 2/15/15	336,657
410,000	BB	American Real Estate Partners LP/American Real Estate Finance Corp., Senior Notes, 7.125% due 2/15/13 (a)	404,875
145,000	B-	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	141,013
830,000	CCC+	CitiSteel USA Inc., Notes, 11.553% due 9/1/10 (a)(c)	809,250
		Ford Motor Credit Co.:
430,000	BB+	8.625% due 11/1/10	411,729
315,000	BB+	Bonds, 7.375% due 2/1/11	286,490
		General Motors Acceptance Corp.:
2,170,000	BB	Bonds, 8.000% due 11/1/31	2,133,692
		Notes:
480,000	BB	6.875% due 9/15/11	434,192
1,390,000	BB	6.875% due 8/28/12	1,260,303
896,000	B-	H&E Equipment Services LLC/H&E Finance Corp., 11.125% due 6/15/12	996,800
315,000	BB	Leucadia National Corp., Senior Notes, 7.000% due 8/15/13	318,150
1,475,000	CCC+	Milacron Escrow Corp., 11.500% due 5/15/11	1,275,875
630,000	B-	Nell AF SARL, Senior Notes, 8.375% due 8/15/15 (a)	620,550
700,000	B-	Standard Aero Holdings Inc., 8.250% due 9/1/14	584,500
806,000	B-	UCAR Finance Inc., 10.250% due 2/15/12	854,360
480,000	B-	UGS Corp., 10.000% due 6/1/12	525,600
330,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	349,800
510,000	B+	Williams Cos. Inc., Credit Linked Certificate Trust, Notes, 6.750% due 4/15/09 (a)	516,375

		Total Diversified Financial Services	14,342,021

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES (continued)
Diversified Telecommunication Services - 7.9%
$1,585,000	A	AT&T Corp., Senior Notes, 9.750% due 11/15/31	$1,957,475
1,130,000	B-	Cincinnati Bell Inc., 7.000% due 2/15/15	1,096,100
		Citizens Communications Co.:
1,515,000	BB+	Notes, 9.250% due 5/15/11	1,662,712
		Senior Notes:
225,000	BB+	7.625% due 8/15/08	235,125
225,000	BB+	6.250% due 1/15/13	217,688
840,000	BB+	9.000% due 8/15/31	844,200
1,380,000	B-	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (a)	1,221,300
670,000	B	Inmarsat Finance II PLC, step bond to yield 8.307% due 11/15/12	549,400
23,000	B	Inmarsat Finance PLC, Senior Notes, 7.625% due 6/30/12	23,518
		Intelsat Bermuda Ltd., Senior Notes:
1,325,000	B+	8.250% due 1/15/13 (a)	1,331,625
150,000	B+	8.625% due 1/15/15 (a)	151,125
1,240,000	B	Intelsat Ltd., Notes, 7.625% due 4/15/12	1,004,400
		MCI Inc., Senior Notes:
745,851	B+	6.908% due 5/1/07	756,106
200,000	B+	7.688% due 5/1/09	207,750
2,105,000	B+	8.735% due 5/1/14	2,328,656
130,000	B-	NTL Cable PLC, Senior Notes, 8.750% due 4/15/14	137,150
		PanAmSat Corp.:
1,130,000	B+	9.000% due 8/15/14	1,192,150
105,000	BB+	Notes, 6.375% due 1/15/08	106,050
		Qwest Capital Funding Inc.:
90,000	B	7.900% due 8/15/10	92,925
190,000	B	7.250% due 2/15/11	192,375
		Qwest Communications International Inc.:
260,000	B	7.840% due 2/15/09 (c)	264,875
1,100,000	B	7.250% due 2/15/11	1,120,625
		Senior Notes:
450,000	B	7.500% due 2/15/14	456,750
370,000	B	Series B, 7.500% due 2/15/14 (a)	375,550
		Qwest Corp.:
285,000	BB	Debentures, 8.875% due 6/1/31	299,963
50,000	BB	Notes, 8.875% due 3/15/12	56,375
		Senior Notes:
1,490,000	BB	7.875% due 9/1/11	1,605,475
425,000	BB	7.120% due 6/15/13 (a)(c)	460,062
180,000	BB	7.625% due 6/15/15 (a)	192,375
700,000	B	Valor Telecommunications Enterprises LLC/Finance Corp., 7.750% due 2/15/15	689,500
460,000	NR	Wind Acquisition Finance SA, 10.750% due 12/1/15 (a)	480,700

		Total Diversified Telecommunication Services	21,310,080

Electric Utilities - 6.5%
1,123,000	B+	AES Corp., Secured Notes, 8.750% due 5/15/13 (a)	1,226,877
		Allegheny Energy Supply Co. LLC:
395,000	B	8.250% due 4/15/12 (a)	446,350
1,195,000	B	Notes, 7.800% due 3/15/11	1,308,525
405,000	B-	Aquila Inc., Senior Notes, 9.950% due 2/1/11	449,550
645,000	B+	CMS Energy Corp., Senior Notes, 7.500% due 1/15/09	662,737
		Edison Mission Energy, Senior Notes:
760,000	B+	10.000% due 8/15/08	834,100
200,000	B+	7.730% due 6/15/09	207,500

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Electric Utilities (continued)
$550,000	B+	9.875% due 4/15/11	$642,812
945,062	B+	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	1,045,475
		FirstEnergy Corp.:
745,000	BBB-	Notes, 7.375% due 11/15/31	859,638
680,000	BBB-	Senior Notes, Series B, 6.450% due 11/15/11	715,761
97,390	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19 (a)	95,070
261,300	BB-	FPL Energy Wind Funding LLC, Notes, 6.876% due 6/27/17 (a)	261,627
376,000	BB	Homer City Funding LLC, 8.137% due 10/1/19	417,360
225,000	B-	Inergy L.P./Inergy Finance Corp., 6.875% due 12/15/14 (a)	210,938
150,000	BB-	IPALCO Enterprises Inc., Secured Notes, 8.375% due 11/14/08	156,750
		Midwest Generation LLC:
		Pass Thru Certificates:
300,000	B+	Series A, 8.300% due 7/2/09	312,187
1,215,799	B+	Series B, 8.560% due 1/2/16	1,325,980
225,000	B	Secured Notes, 8.750% due 5/1/34	249,187
710,000	NR	Mirant Americas Generation LLC, Senior Notes, 8.300% due 5/1/11 (d)	885,725
		PSEG Energy Holdings LLC, Senior Notes:
885,000	BB-	8.625% due 2/15/08	923,719
35,000	BB-	10.000% due 10/1/09	38,588
300,000	B+	Reliant Energy Inc., Senior Secured Notes, 6.750% due 12/15/14	264,000
		Sierra Pacific Resources, Senior Notes:
156,000	B-	7.803% due 6/15/12	167,578
870,000	B-	6.750% due 8/15/17 (a)	880,875
925,000	B	Sithe Independence Funding, Notes, 9.000% due 12/30/13	989,000
		TECO Energy Inc.:
180,000	BB	7.200% due 5/1/11	190,350
205,000	BB	Senior Notes, 6.250% due 5/1/10 (c)	210,638
99,664	B+	Tenaska Alabama Partners LP, Secured Notes, 7.000% due 6/30/21 (a)	101,250
1,330,000	B	Texas Genco LLC/Texas Genco Financing Corp., Senior Notes, 6.875% due 12/15/14 (a)	1,429,750

		Total Electric Utilities	17,509,897

Electrical Equipment - 0.1%
245,000	B	General Cable Corp., Senior Notes, 9.500% due 11/15/10	262,150

Electronic Equipment & Instruments - 0.2%
390,000	BB-	Flextronics International Ltd., Senior Subordinated Notes, 6.500% due 5/15/13	395,850
100,000	BB-	Legrand Holding SA, Senior Unsubordinated Notes, 10.500% due 2/15/13	113,625
65,000	BB-	Sanmina-SCI Corp., 10.375% due 1/15/10	71,338

		Total Electronic Equipment & Instruments	580,813

Energy Equipment & Services - 1.4%
		ANR Pipeline Co.:
260,000	B	Debentures, 9.625% due 11/1/21	313,402
210,000	B	Notes, 8.875% due 3/15/10	225,616
80,000	BB	Grant Prideco Inc., Senior Unsecured Notes, 6.125% due 8/15/15 (a)	79,600
540,000	BB-	GulfMark Offshore Inc., 7.750% due 7/15/14	562,950
		Hanover Compressor Co., Senior Notes:
105,000	B	8.625% due 12/15/10	111,038
35,000	B	9.000% due 6/1/14	38,150
120,000	B-	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 6.875% due 11/1/14 (a)	110,400
280,000	BB-	Pacific Energy Partners LP/Pacific Energy Finance Corp., Senior Notes, 7.125% due 6/15/14	292,600
4,000	B-	Parker Drilling Co., Series B, 10.125% due 11/15/09	4,160
505,000	BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	546,662

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Energy Equipment & Services (continued)
		Southern Natural Gas Co., Notes:
$301,000	B	8.875% due 3/15/10	$323,382
550,000	B	8.000% due 3/1/32	593,837
160,000	B-	Targa Resources Inc., 8.500% due 11/1/13 (a)	164,400
		Tennessee Gas Pipeline Co.:
55,000	B	Bonds, 8.375% due 6/15/32	61,799
55,000	B	Debentures, 7.500% due 4/1/17	58,060
268,000	B+	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	306,860

		Total Energy Equipment & Services	3,792,916

Food & Staples Retailing - 0.4%
1,016,000	BB+	Delhaize America Inc., 8.125% due 4/15/11	1,103,114

Food Products - 1.2%
445,000	BB-	Dean Foods Co., Senior Notes, 8.150% due 8/1/07	462,800
825,000	B	Del Monte Corp., Senior Subordinated Notes, 8.625% due 12/15/12	870,375
125,000	B	Gold Kist Inc., Senior Notes, 10.250% due 3/15/14	141,875
380,000	BB-	Pilgrim’s Pride Corp., Senior Notes, 9.625% due 9/15/11	403,750
		Smithfield Foods Inc., Senior Notes:
325,000	BB	7.000% due 8/1/11	332,719
325,000	BB	Series B, 7.750% due 5/15/13	346,125
		Stater Brothers Holdings Inc., Senior Notes:
390,000	BB-	7.370% due 6/15/10 (c)	388,050
60,000	BB-	8.125% due 6/15/12	59,400
252,000	B	United Agri Products Inc., Senior Notes, 8.250% due 12/15/11	265,860

		Total Food Products	3,270,954

Gas Utilities - 0.2%
		Colorado Interstate Gas Co.:
500,000	B	5.950% due 3/15/15 (a)	481,894
60,000	B	Senior Notes, 6.800% due 11/15/15 (a)	61,170

		Total Gas Utilities	543,064

Health Care Equipment & Supplies - 1.0%
100,000	BB-	Bio-Rad Laboratories Inc., Senior Subordinated Notes, 7.500% due 8/15/13	106,000
		Fisher Scientific International Inc., Senior Subordinated Notes:
1,000,000	BB+	6.750% due 8/15/14	1,051,250
950,000	BB+	6.125% due 7/1/15 (a)	951,187
510,000	BB-	Sybron Dental Specialties Inc., Senior Subordinated Notes, 8.125% due 6/15/12	538,050

		Total Health Care Equipment & Supplies	2,646,487

Health Care Providers & Services - 4.8%
380,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	376,675
		Coventry Health Care Inc., Senior Notes:
100,000	BBB-	5.875% due 1/15/12	100,750
440,000	BBB-	8.125% due 2/15/12	470,800
80,000	BBB-	6.125% due 1/15/15	81,500
		DaVita Inc.:
680,000	B	7.250% due 3/15/15	697,850
1,505,000	B	Senior Notes, 6.625% due 3/15/13 (a)	1,550,150
60,000	B	Extendicare Health Services Inc., Senior Subordinated Notes, 6.875% due 5/1/14	57,900
		HCA Inc.:
		Debentures:
145,000	BB+	6.250% due 2/15/13	144,240

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Health Care Providers & Services (continued)
$110,000	BB+	7.500% due 11/15/95	$103,647
		Notes:
1,975,000	BB+	5.500% due 12/1/09	1,926,107
960,000	BB+	8.750% due 9/1/10	1,059,060
120,000	BB+	9.000% due 12/15/14	139,526
420,000	BB+	7.690% due 6/15/25	427,954
550,000	BB+	7.500% due 11/6/33	555,783
60,000	BB+	Senior Notes, 7.875% due 2/1/11	64,219
543,000	NR	Healthsouth Corp., Senior Notes, 8.500% due 2/1/08	529,425
533,000	BBB-	PacifiCare Health Systems Inc., 10.750% due 6/1/09	572,309
585,000	B-	Select Medical Corp., 7.625% due 2/1/15	558,675
2,259,000	B	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	2,275,942
1,080,000	BB-	Triad Hospitals Inc., Senior Notes, 7.000% due 5/15/12	1,098,900

		Total Health Care Providers & Services	12,791,412

Hotels, Restaurants & Leisure - 5.6%
330,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 8.000% due 3/1/14	297,000
500,000	B+	Ameristar Casinos Inc., Senior Subordinated Notes, 10.750% due 2/15/09	533,750
140,000	B+	Aztar Corp., Senior Subordinated Notes, 9.000% due 8/15/11	149,450
		Boyd Gaming Corp., Senior Subordinated Notes:
755,000	B+	8.750% due 4/15/12	813,512
120,000	B+	7.750% due 12/15/12	126,300
480,000	B+	6.750% due 4/15/14	478,800
		Caesars Entertainment Inc.:
550,000	BBB-	Senior Notes, 7.500% due 9/1/09	585,696
		Senior Subordinated Notes:
660,000	BB+	9.375% due 2/15/07	691,350
300,000	BB+	7.875% due 3/15/10	323,625
965,000	BB+	8.125% due 5/15/11	1,063,912
620,000	BB+	Capitol Records Inc., 8.375% due 8/15/09 (a)	660,300
225,000	BB	Chumash Casino & Resort Enterprise, Senior Notes, 9.520% due 7/15/10 (a)	240,188
512,000	B	Domino’s Inc., Senior Subordinated Notes, 8.250% due 7/1/11	532,480
1,210,000	B	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,264,450
430,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 9.000% due 3/15/12	456,875
30,000	BB	La Quinta Corp., 7.000% due 8/15/07	30,788
		Mandalay Resort Group, Senior Notes:
700,000	BB	9.500% due 8/1/08	759,500
1,975,000	BB	8.500% due 9/15/10	2,147,812
		MGM MIRAGE Inc., Senior Subordinated Notes:
380,000	B+	9.750% due 6/1/07	401,850
340,000	B+	Series B, 10.250% due 8/1/07	364,650
490,000	B	Penn National Gaming Inc., Senior Notes, 8.875% due 3/15/10	515,725
610,000	B-	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	625,250
1,000,000	B-	Premier Entertainment Biloxi LLC/Premier Finance Biloxi Corp., First Mortgage, 10.750% due 2/1/12	875,000
820,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	887,650
165,000	BB-	Seneca Gaming Corp., Senior Notes, 7.250% due 5/1/12 (a)	168,094
		Station Casinos Inc.:
130,000	BB-	Senior Notes, 6.000% due 4/1/12	130,325
60,000	B+	Senior Subordinated Notes, 6.875% due 3/1/16	61,200

		Total Hotels, Restaurants & Leisure	15,185,532

Household Durables - 1.1%
530,000	CCC+	Ames True Temper Inc., 8.150% due 1/15/12 (c)	505,487
390,000	BB	Beazer Homes USA Inc., 8.375% due 4/15/12	403,650

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Household Durables (continued)
$1,130,000	B-	Interface Inc., Senior Notes, 10.375% due 2/1/10	$1,220,400
810,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	834,300

		Total Household Durables	2,963,837

Household Products - 0.3%
300,000	B-	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	306,000
441,000	B-	Spectrum Brands Inc., Senior Subordinated Notes, 8.500% due 10/1/13	401,861

		Total Household Products	707,861

Independent Power Producers & Energy Traders - 2.5%
894,000	B+	AES Corp., Secured Notes, 9.000% due 5/15/15 (a)	982,282
		Dynegy Holdings Inc.:
		Second Priority Senior Secured Notes:
550,000	B-	9.875% due 7/15/10 (a)	603,625
1,195,000	B-	10.125% due 7/15/13 (a)	1,344,375
505,000	CCC+	Senior Notes, 8.750% due 2/15/12	540,350
1,225,000	B	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	1,350,562
		TXU Corp., Senior Notes:
1,045,000	BB+	Series O, 4.800% due 11/15/09	1,004,566
950,000	BB+	Series P, 5.550% due 11/15/14	898,633

		Total Independent Power Producers & Energy Traders	6,724,393

Industrial Conglomerates - 0.6%
966,000	B-	KI Holdings Inc., Senior Discount Notes, step bond to yield 10.743% due 11/15/14	632,730
793,000	B	Koppers Inc., Senior Notes, 9.875% due 10/15/13	864,370
25,000	BBB+	Tyco International Group SA, 6.375% due 10/15/11	25,950

		Total Industrial Conglomerates	1,523,050

Insurance - 0.4%
75,000	B	AFC Capital Trust I, Series B, 8.207% due 2/3/27	77,383
340,000	BB	Allmerica Financial Corp., Debentures, 7.625% due 10/15/25	343,488
255,000	BB	Markel Capital Trust I, Capital Securities, Series B, 8.710% due 1/1/46	272,962
230,000	BBB-	Markel Corp., Senior Notes, 7.350% due 8/15/34	243,512
100,000	BB+	UnumProvident Corp., Senior Notes, 7.625% due 3/1/11	107,195

		Total Insurance	1,044,540

Leisure Equipment & Products - 0.2%
630,000	B-	Warner Music Group, Senior Subordinated Notes, 7.375% due 4/15/14	614,250

Machinery - 1.1%
670,000	BB-	Case New Holland Inc., Senior Notes, 9.250% due 8/1/11	713,550
210,000	B-	Chart Industries Inc., Senior Subordinated, 9.125% due 10/15/15 (a)	213,150
720,000	B+	Commercial Vehicle Group Inc., 8.000% due 7/1/13 (a)	711,000
455,000	B+	NMHG Holding Co., Senior Notes, 10.000% due 5/15/09	486,850
900,000	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	902,250

		Total Machinery	3,026,800

Media - 10.1%
680,000	B-	Affinion Group Inc., 10.125% due 10/15/13 (a)	647,700
70,000	B-	Bear Creek Corp., Senior Notes, 9.000% due 3/1/13 (a)	69,300
629	B-	CanWest Media Inc., Senior Subordinated Notes, 8.000% due 9/15/12	648
1,571,000	CCC-	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,571,000
600,000	CCC-	Charter Communications Holdings LLC, Senior Accreting Notes, step bond to yield 16.122% due 5/15/14 (a)	366,000

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media (continued)
$530,000	B+	Corus Entertainment Inc., Senior Subordinated Notes, 8.750% due 3/1/12	$564,450
		CSC Holdings Inc.:
835,000	BB-	Debentures, Series B, 8.125% due 8/15/09	849,612
		Senior Notes:
285,000	BB-	7.250% due 7/15/08	286,425
490,000	BB-	7.000% due 4/15/12 (a)	467,950
		Series B:
110,000	BB-	8.125% due 7/15/09	111,925
140,000	BB-	7.625% due 4/1/11	140,000
1,553,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 9.875% due 11/15/09	1,688,887
725,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13	805,656
765,000	BB-	DIRECTV Holdings LLC Finance, Senior Notes, 6.375% due 6/15/15	754,481
2,428,000	BB-	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	2,646,520
		EchoStar DBS Corp., Senior Notes:
386,000	BB-	7.304% due 10/1/08 (c)	396,133
300,000	BB-	9.125% due 1/15/09	315,750
520,000	BB-	6.625% due 10/1/14	504,400
595,000	B-	Gray Television Inc., 9.250% due 12/15/11	639,625
295,000	B-	Houghton Mifflin Co., Senior Notes, 8.250% due 2/1/11	307,169
1,365,000	B-	Kabel Deutschland GMBH, Senior Notes, 10.625% due 7/1/14 (a)	1,474,200
1,475,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15 (a)	1,486,062
60,000	BB+	Liberty Media Corp., 7.875% due 7/15/09	63,154
250,000	B-	LIN Television Corp., Senior Subordinated Notes, 6.500% due 5/15/13 (a)	240,625
548,000	B-	LodgeNet Entertainment Corp., Senior Subordinated Debentures, 9.500% due 6/15/13	600,060
474,000	CCC-	Paxson Communications Corp., step bond to yield 11.748% due 1/15/09	489,998
		Primedia Inc., Senior Notes:
770,000	B	9.715% due 5/15/10 (c)	766,150
635,000	B	8.875% due 5/15/11	611,188
215,000	B	8.000% due 5/15/13	190,813
200,000	B	Quebecor Media Inc., Senior Notes, 11.125% due 7/15/11	217,250
210,000	B+	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	238,875
1,700,000	B+	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,933,750
335,000	B	Radio One Inc., Senior Subordinated Notes, Series B, 8.875% due 7/1/11	354,681
		Rainbow National Services LLC:
477,000	B+	Senior Notes, 8.750% due 9/1/12 (a)	505,620
630,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (a)	689,850
855,000	BB-	Reader’s Digest Association Inc., Senior Notes, 6.500% due 3/1/11	837,900
		Rogers Cable Inc.:
500,000	BB+	Secured Notes, 5.500% due 3/15/14	465,625
		Senior Secured Notes:
500,000	BB+	7.875% due 5/1/12	536,250
125,000	BB+	6.250% due 6/15/13	122,813
		Shaw Communications Inc., Senior Notes:
400,000	BB+	8.250% due 4/11/10	430,000
130,000	BB+	7.250% due 4/6/11	135,525
		Sinclair Broadcast Group Inc., Senior Subordinated Notes:
684,000	B	8.750% due 12/15/11	725,895
170,000	B	8.000% due 3/15/12	175,950
60,000	B	Sun Media Corp., 7.625% due 2/15/13	61,950

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media (continued)
$560,000	CCC+	WDAC Subsidiary Corp., Senior Notes, 8.375% due 12/1/14 (a)	$540,400

		Total Media	27,028,215

Metals & Mining - 1.2%
760,000	BB-	Allegheny Technologies Inc., Notes, 8.375% due 12/15/11	824,600
600,000	B	Chaparral Steel Co., 10.000% due 7/15/13 (a)	640,500
500,000	BBB+	Ispat Inland ULC, Senior Secured Notes, 9.750% due 4/1/14	566,250
420,000	B-	Metals USA, 11.125% due 12/1/15 (a)	431,550
790,000	B	Novelis Inc., Senior Notes, 7.500% due 2/15/15 (a)	742,600

		Total Metals & Mining	3,205,500

Multi-Utilities - 0.4%
370,000	B-	Aquila Inc., Senior Notes, 14.875% due 7/1/12	497,650
220,000	BB-	MSW Energy Holdings II LLC/MSW Energy Finance Co. II Inc., 7.375% due 9/1/10	226,050
290,000	BB-	MSW Energy Holdings LLC/MSW Energy Finance Co. Inc., Secured Notes, 8.500% due 9/1/10	308,850

		Total Multi-Utilities	1,032,550

Multiline Retail - 0.7%
		JC Penney Co. Inc.:
580,000	BB+	Debentures, 7.400% due 4/1/37	622,012
470,000	BB+	Notes, 6.875% due 10/15/15	503,374
850,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15 (a)	863,812

		Total Multiline Retail	1,989,198

Office Electronics - 1.0%
		Xerox Corp., Senior Notes:
1,415,000	BB-	9.750% due 1/15/09	1,574,187
800,000	BB-	7.125% due 6/15/10	836,000
200,000	BB-	6.875% due 8/15/11	208,250

		Total Office Electronics	2,618,437

Oil, Gas & Consumable Fuels - 12.7%
870,000	B-	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.000% due 6/1/12	943,950
60,000	BBB-	Amerada Hess Corp., 6.650% due 8/15/11	64,473
1,795,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,848,850
		Chesapeake Energy Corp., Senior Notes:
145,000	BB	7.500% due 9/15/13	153,700
1,480,000	BB	7.500% due 6/15/14	1,568,800
1,475,000	BB	6.375% due 6/15/15	1,452,875
665,000	BB	6.500% due 8/15/17 (a)	653,362
400,000	BB	6.250% due 1/15/18	385,000
190,000	BB	6.875% due 11/15/20 (a)	188,100
640,000	BB	Compagnie Generale de Geophysique SA, 7.500% due 5/15/15	659,200
120,000	B	Compton Petroleum Corp., Senior Notes, 7.625% due 12/1/13 (a)	122,400
623,000	B-	El Paso CGP Co., Notes, 7.750% due 6/15/10	632,345
		El Paso Corp., Medium-Term Notes:
900,000	B-	7.800% due 8/1/31	888,750
225,000	B-	7.750% due 1/15/32	222,750
		El Paso Natural Gas Co.:
100,000	B	Bonds, 8.375% due 6/15/32	111,104
275,000	B	Senior Notes, Series A, 7.625% due 8/1/10	287,525
710,000	B	El Paso Production Holding Co., Senior Notes, 7.750% due 6/1/13	731,300
		Encore Acquisition Co., Senior Subordinated Notes:

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels (continued)
$80,000	B	6.250% due 4/15/14	$76,600
745,000	B	6.000% due 7/15/15 (a)	689,125
495,000	BB+	Enterprise Products, Series B, 5.000% due 3/1/15	469,143
		Enterprise Products Operating LP, Senior Notes, Series B:
430,000	BB+	5.600% due 10/15/14	426,860
450,000	BB+	6.650% due 10/15/34	457,811
1,153,000	B	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,173,177
		Forest Oil Corp., Senior Notes:
235,000	BB-	8.000% due 6/15/08	247,338
325,000	BB-	8.000% due 12/15/11	359,125
170,000	B-	KCS Energy Inc., Senior Notes, 7.125% due 4/1/12 (a)	170,850
		Kerr-McGee Corp.:
1,450,000	BB+	6.950% due 7/1/24	1,517,039
530,000	BB+	Secured, 7.875% due 9/15/31	617,071
1,190,000	BB+	Secured Notes, 6.875% due 9/15/11	1,280,365
305,000	BB	Luscar Coal Ltd., Senior Notes, 9.750% due 10/15/11	330,162
600,000	B-	Ocean Rig Norway AS, Senior Secured Notes, 8.375% due 7/1/13 (a)	637,500
552,000	B+	OMI Corp., Senior Notes, 7.625% due 12/1/13	560,280
820,000	B-	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	920,450
555,000	BB-	Peabody Energy Corp., Series B, 6.875% due 3/15/13	575,812
480,000	BB-	Plains Exploration & Production Co., Senior Notes, 7.125% due 6/15/14	494,400
620,000	B+	Pogo Producing Co., Senior Subordinated Notes, 6.875% due 10/1/17 (a)	607,600
		Premcor Refining Group Inc.:
250,000	BBB-	6.750% due 5/1/14	263,299
415,000	BBB-	Senior Notes, 9.250% due 2/1/10	451,236
70,000	B	Range Resources Corp., Senior Subordinated Notes, 7.375% due 7/15/13	72,450
		Salton SEA Funding Corp.:
167,754	BB	7.475% due 11/30/18	183,059
88,409	BB	Senior Notes, 7.840% due 5/30/10	92,492
810,000	B1(b)	Semgroup LP, Senior Notes, 8.750% due 11/15/15 (a)	822,150
890,000	BB-	SESI LLC, Senior Notes, 8.875% due 5/15/11	930,050
797,000	BB-	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	903,599
225,000	BB+	Tesoro Corp., 6.625% due 11/1/15 (a)	227,813
115,000	B	TransMontaigne Inc., Senior Subordinated Notes, 9.125% due 6/1/10	112,700
370,000	B-	Utilicorp Canada Finance Corp., Senior Notes, 7.750% due 6/15/11	381,100
219,000	B	Vintage Petroleum Inc., Senior Subordinated Notes, 7.875% due 5/15/11	229,950
1,105,000	BB+	Western Oil Sands Inc., Secured Notes, 8.375% due 5/1/12	1,245,887
690,000	B-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (a)	698,625
		Williams Cos. Inc.:
160,000	B+	Debentures, Series A, 7.500% due 1/15/31	162,400
		Notes:
2,350,000	B+	7.125% due 9/1/11	2,438,125
2,003,000	B+	8.750% due 3/15/32	2,283,420
50,000	B+	Senior Notes, 7.750% due 6/15/31	51,875

		Total Oil, Gas & Consumable Fuels	34,075,422

Paper & Forest Products - 2.0%
		Appleton Papers Inc.:
205,000	BB-	Senior Notes, 8.125% due 6/15/11	197,825
125,000	B+	Senior Subordinated Notes, Series B, 9.750% due 6/15/14	117,813
40,000	BB+	Cascades Inc., Senior Notes, 7.250% due 2/15/13	37,100
		Domtar Inc., Notes:
260,000	BB+	7.875% due 10/15/11	248,625
170,000	BB+	5.375% due 12/1/13	141,100
		Georgia-Pacific Corp.:
1,205,000	BB+	8.875% due 2/1/10	1,358,637

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Paper & Forest Products (continued)
$905,000	BB+	Debentures, 9.500% due 12/1/11	$969,481
280,000	BB+	Notes, 8.125% due 5/15/11	285,600
290,000	BB+	Senior Notes, 7.375% due 7/15/08	306,675
1,800,000	CCC+	NewPage Corp., 12.000% due 5/1/13 (a)(e)	1,629,000
300,000	CCC+	Tembec Industries Inc., Senior Notes, 8.500% due 2/1/11	181,500

		Total Paper & Forest Products	5,473,356

Pharmaceuticals - 0.5%
730,000	CCC+	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	682,550
650,000	BB+	Mylan Laboratories Inc., Senior Notes, 5.750% due 8/15/10 (a)	647,563

		Total Pharmaceuticals	1,330,113

Real Estate - 1.6%
		CB Richard Ellis Services Inc.:
50,000	B	11.250% due 6/15/11	54,250
286,000	BB-	Senior Notes, 9.750% due 5/15/10	313,170
		Forest City Enterprises Inc., Senior Notes:
90,000	BB-	7.625% due 6/1/15	94,950
490,000	BB-	6.500% due 2/1/17	480,200
		Host Marriott LP:
805,000	BB-	Senior Notes, Series I, 9.500% due 1/15/07	843,237
60,000	BB-	Series G, 9.250% due 10/1/07	64,125
155,000	BB-	Omega Healthcare Investors, Senior Notes, 7.000% due 4/1/14 (a)	156,938
380,000	BB-	Omega Healthcare Investors Inc., Senior Notes, 7.000% due 4/1/14	384,750
		Rouse Co., Notes:
240,000	BB+	8.000% due 4/30/09	255,718
145,000	BB+	7.200% due 9/15/12	151,484
		Ventas Realty LP/Ventas Capital Corp.:
307,000	BB	8.750% due 5/1/09	330,792
800,000	BB	6.750% due 6/1/10 (a)	816,000
183,000	BB	9.000% due 5/1/12	207,705
90,000	BB	7.125% due 6/1/15 (a)	94,050
100,000	BB	Senior Notes, 6.625% due 10/15/14 (a)	101,750

		Total Real Estate	4,349,119

Road & Rail - 0.5%
591,000	CCC+	Horizon Lines, LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	625,721
590,000	B+	Kansas City Southern Railway, 7.500% due 6/15/09	613,600

		Total Road & Rail	1,239,321

Semiconductors & Semiconductor Equipment - 0.6%
350,000	B	Avago Technologies Finance, 10.125% due 12/1/13 (a)	358,750
		Freescale Semiconductor Inc., Senior Notes:
200,000	BB+	6.900% due 7/15/09 (c)	206,000
795,000	BB+	6.875% due 7/15/11	834,750
155,000	BB+	7.125% due 7/15/14	164,300

		Total Semiconductors & Semiconductor Equipment	1,563,800

Software - 0.6%
		SunGard Data Systems Inc.:
155,000	B-	Senior Notes, 8.525% due 8/15/13 (a)(c)	161,394
1,500,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15 (a)	1,522,500

		Total Software	1,683,894

Specialty Retail - 1.8%
1,230,000	BB-	Amerigas Partners LP, Senior Notes, 7.250% due 5/20/15	1,266,900

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Specialty Retail (continued)
$100,000	BB-	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., Senior Notes, 10.000% due 4/15/06	$102,500
489,000	B	Asbury Automotive Group Inc., 9.000% due 6/15/12	490,223
550,000	B	Brookstone Co., Inc., 12.000% due 10/15/12 (a)	530,750
75,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13 (a)	73,125
413,000	CCC+	EPL Finance Corp., Senior Unsecured, 11.750% due 11/15/13 (a)	410,935
555,000	B-	Ferrellgas Partners LP/Ferrellgas Partners Finance, Senior Notes, 8.750% due 6/15/12	538,350
180,000	B-	Pantry Inc., Senior Subordinated Notes, 7.750% due 2/15/14	175,500
1,255,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,164,012

		Total Specialty Retail	4,752,295

Textiles, Apparel & Luxury Goods - 0.9%
530,000	B-	Levi Strauss & Co., Senior Notes, 8.804% due 4/1/12 (c)	539,275
499,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	511,475
170,000	BB-	Quiksilver Inc., Senior Notes, 6.875% due 4/15/15 (a)	161,500
717,000	B	Russell Corp., 9.250% due 5/1/10	731,340
531,000	B-	Simmons Bedding Co., Senior Subordinated Notes, 7.875% due 1/15/14	483,210

		Total Textiles, Apparel & Luxury Goods	2,426,800

Tobacco - 0.1%
330,000	BB+	RJ Reynolds Tobacco Holdings Inc., Notes, 6.500% due 7/15/10 (a)	326,700

Transportation Infrastructure - 0.4%
533,000	CCC+	H-Lines Finance Holding Corp., step bond to yield 10.995% due 4/1/13	442,390
570,000	B-	Progress Rail Services Corp./Progress Metal Reclamation Co., Senior Notes, 7.750% due 4/1/12 (a)	584,250

		Total Transportation Infrastructure	1,026,640

Wireless Telecommunication Services - 1.7%
275,000	A-	Nextel Communications Inc., Senior Notes, Series F, 5.950% due 3/15/14	275,355
		Rogers Wireless Communications Inc.:
		Secured Notes:
1,075,000	BB	6.995% due 12/15/10 (c)	1,115,312
720,000	BB	7.250% due 12/15/12	760,500
410,000	BB	6.375% due 3/1/14	409,488
791,000	BB	Senior Notes, 9.625% due 5/1/11	910,639
35,000	B+	Senior Subordinated Notes, 8.000% due 12/15/12	37,231
185,000	BB	Rogers Wireless Inc., Debentures, 9.750% due 6/1/16	223,156
420,000	CCC	Rural Cellular Corp., Senior Subordinated Notes, 10.041% due 11/1/12 (a)(c)	417,900
390,000	CCC	UbiquiTel Operating Co., Senior Notes, 9.875% due 3/1/11	433,388

		Total Wireless Telecommunication Services	4,582,969

		TOTAL CORPORATE BONDS & NOTES (Cost - $245,690,553)	246,043,279

CONVERTIBLE BONDS & NOTES - 0.4%
Chemicals - 0.1%
310,000	B+	Hercules Inc., Series Unit, 6.500% due 6/30/29	229,400

Diversified Telecommunication Services - 0.2%
610,000	B	Qwest Communications International, 3.500% due 11/15/25	667,950

Semiconductors & Semiconductor Equipment - 0.1%
250,000	CCC	Amkor Technology Inc., 5.750% due 6/1/06	247,188

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,112,378)	1,144,538

See Notes to Schedule of Investments.

HIGH YIELD INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
$429,358	Blackrock Capital Finance LP, 9.479% due 9/25/26	$266,202
140,142	Ocwen Residential MBS Corp., Series 1998-R1, Class C1, 7.000% due 10/25/40	20,737

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $327,771)	286,939

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.3%
U.S. Government Obligations - 4.3%
	U.S. Treasury Notes:
540,000	3.875% due 7/15/10	527,703
7,610,000	3.875% due 9/15/10	7,428,075
3,700,000	4.500% due 11/15/15	3,701,735

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,709,197)	11,657,513

SHARES
PREFERRED STOCKS - 0.5%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
59	Paxson Communications Corp., 14.250% (f)	498,013
8,460	Shaw Communications Inc., 8.500%	214,672

	TOTAL CONSUMER DISCRETIONARY	712,685

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
489	Fresenius Medical Care Capital Trust II, 7.875%	515,895

	TOTAL PREFERRED STOCKS (Cost - $1,023,013)	1,228,580

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $259,862,912)	260,360,849

FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.0%
Repurchase Agreements - 1.6%
$1,412,000	Interest in $595,339,000 joint tri-party repurchase agreement dated 11/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.010% due 12/1/05; Proceeds at maturity - $1,412,157; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/10; Market value - $1,440,251)	1,412,000
3,075,000	State Street Bank & Trust Co., dated 11/30/05, 3.520% due 12/1/05; Proceeds at maturity - $3,075,301; (Fully collateralized by U.S. Treasury Note, 4.250% due 11/15/13; Market value - $3,137,225)	3,075,000

	Total Repurchase Agreements (Cost - $4,487,000)	4,487,000

SHARES
Securities Purchased from Securities Lending Collateral - 0.4%
990,450	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $990,450)	990,450

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,477,450)	5,477,450

	TOTAL INVESTMENTS - 98.8% (Cost - $265,340,362#)	265,838,299
	Other Assets in Excess of Liabilities - 1.2%	3,185,857

	TOTAL NET ASSETS - 100.0%	$269,024,156

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rating by Moody’s Investors Service.

(c)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005.

(d)	Security is currently in default. Effective January 3, 2006, this security has emerged from bankruptcy.

(e)	All or a portion of this security is on loan (See Notes 1 and 2).

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

MUNICIPAL BOND INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 92.9%
Alabama - 2.5%
$1,000,000	Aaa(a)	Alabama State Board of Education, Revenue, Jefferson State Community College, AMBAC-Insured, 5.000% due 10/1/22	$1,051,450

Arizona - 2.5%
1,000,000	Aaa(a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, 5.650% due 5/1/14 (b)	1,060,120

California - 5.3%
1,110,000	AAA	Costa Mesa, CA, COP, Refunding, Public Facilities Project, MBIA-Insured, 5.000% due 10/1/18	1,176,212
1,000,000	AAA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,082,380

		Total California	2,258,592

Colorado - 2.7%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,147,270

Connecticut - 2.5%
1,000,000	AAA	Connecticut State, GO, Refunding, Series B, MBIA-Insured, 5.000% due 6/1/17	1,069,150

District of Columbia - 5.3%
1,000,000	A	District of Columbia, GO, Series B, CPI Linked, FSA-Insured, 7.500% due 6/1/06 (c)	1,109,000
1,075,000	AAA	Metropolitian Washington, D.C. Airport Authority System, Refunding, Series D, FSA-Insured, 5.375% due 10/1/18 (b)	1,138,070

		Total District of Columbia	2,247,070

Florida - 8.3%
1,000,000	AAA	Florida State Board of Education Lottery Revenue, Series C, FGIC-Insured, 5.250% due 7/1/20	1,071,330
1,075,000	AAA	Port St Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	1,117,312
		Tampa Florida Utility Tax & Special Revenue, Series A, AMBAC-Insured:
1,055,000	AAA	5.250% due 10/1/19	1,139,083
195,000	AAA	Call 10/1/12 @ 101, 5.250% due 10/1/19 (d)	215,454

		Total Florida	3,543,179

Hawaii - 2.5%
1,000,000	AA-	Maui County, HI, GO, Series A, 5.500% due 3/1/15	1,076,070

Illinois - 5.3%
1,000,000	AAA	Chicago, IL, Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	1,114,730
1,000,000	AAA	University of Illinios, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,134,830

		Total Illinois	2,249,560

Indiana - 7.9%
1,000,000	Aaa(a)	Allen County, IN, Public Library Building Corp., First Mortgage, MBIA-Insured, Call 1/15/11 @ 101, 5.000% due 1/15/17 (d)	1,076,520
1,200,000	NR	Indiana Bond Bank, Special Project Hendricks, Series B, Call 2/1/07 @ 102, 6.125% due 2/1/17 (d)	1,261,176
1,000,000	AA-	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, 5.750% due 9/1/15 (e)	1,006,680

		Total Indiana	3,344,376

See Notes to Schedule of Investments.

MUNICIPAL BOND INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS (continued)
Iowa - 2.6%
$1,000,000	AAA	Des Moines, IA, Public Package Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	$1,086,650

Kansas - 2.7%
1,065,000	AA	Kansas State Development Finance Authority, Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,136,472

Michigan - 5.7%
1,000,000	AAA	Michigan State House of Representatives, COP, AMBAC-Insured, 5.250% due 8/15/14	1,101,000
1,260,000	AAA	South Lyon Michigan Community Schools, Series II, FGIC Q-SBLF-Insured, 5.000% due 5/1/20	1,331,593

		Total Michigan	2,432,593

Minnesota - 1.9%
750,000	AAA	Southern Minnesota Municipal Power Agency, Power Supply System Revenue, Series A, 5.750% due 1/1/18	803,070

Nevada - 5.5%
1,000,000	AAA	State of Nevada Highway Revenue, Motor Vehicle Fuel Tax, 5.000% due 12/1/08	1,046,550
1,220,000	AAA	University of Nevada, University Revenue, Community College System, FSA-Insured, 5.250% due 7/1/16	1,283,635

		Total Nevada	2,330,185

New Jersey - 2.6%
1,000,000	AAA	New Jersey State Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,107,530

New York - 7.7%
1,000,000	A+	New York NY, Series D, 5.000% due 11/1/27	1,025,970
1,000,000	AA-	New York State Dormitory Authority Revenue, Series B, 5.250% due 11/15/23 (c)	1,075,070
1,100,000	AAA	New York State Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,189,925

		Total New York	3,290,965

North Carolina - 2.5%
1,000,000	AAA	Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	1,060,850

Ohio - 2.4%
1,000,000	AAA	Springboro Community City School District, MBIA-Insured, 5.000% due 12/1/25	1,043,560

Oklahoma - 2.5%
1,000,000	AAA	Oklahoma City, OK, Airport Trust, Series A, FSA-Insured, 5.250% due 7/1/21	1,047,900

Oregon - 2.5%
1,000,000	AAA	Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,045,770

Texas - 7.0%
1,235,000	AAA	Grapevine, TX, Refunding, Tax Increment, Series A, MBIA-Insured, 5.000% due 8/15/18	1,307,705
620,000	AAA	Texas State Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA-Insured, 6.200% due 7/1/19 (b)	637,887

See Notes to Schedule of Investments.

MUNICIPAL BOND INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Texas (continued)
$1,000,000	AAA	University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	$1,043,630

		Total Texas	2,989,222

Wisconsin - 2.5%
1,000,000	Aaa(a)	Sun Prairie, WI, Area School District, GO, FGIC-Insured, 5.625% due 4/1/16	1,077,430

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $38,434,037)	39,499,034

SHORT-TERM INVESTMENTS(f) - 5.1%
Delaware - 0.7%
300,000	A-1+	University of Delaware Revenue, Series B, SPA-Bank of America NA, 3.000%, 12/1/05	300,000

Georgia - 0.2%
100,000	A-1+	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Project, Series C, MBIA-Insured, SPA-JPMorgan Chase, 3.000%, 12/1/05	100,000

Illinois - 0.5%
200,000	A-1+	Illinois Health Facilities Authority, OSF Healthcare Systems, LOC-Fifth Third Bank, 3.000%, 12/1/05	200,000

Missouri - 0.5%
		Missouri State HEFA:
100,000	A-1+	Christian Brothers, Series A, LOC-U.S. Bank, 3.080%, 12/1/05	100,000
100,000	A-1+	Educational Facilities Revenue, LOC-Bank of America NA, 3.030%, 12/1/05	100,000

		Total Missouri	200,000

New York - 0.2%
100,000	A-1+	New York State LGAC, Refunding, Subordinated Lien, Series 4V, FSA-Insured, SPA-Westdeustche Landesbank, 2.940%, 12/7/05	100,000

Tennessee - 2.5%
		Blount County, TN, Public Building Authority, Local Government Public Improvement Revenue:
290,000	VMIG1(a)	Series A-1H, AMBAC-Insured, LOC-KBC Bank NV, 3.020%, 12/1/05	290,000
100,000	VMIG1(a)	Series A-2C, AMBAC-Insured, LOC-KBC Bank NV, 3.020%, 12/1/05	100,000
660,000	NR	Sevier County, TN, Public Building Authority, Local Government Improvement, Series IV-E-3, AMBAC-Insured, SPA-JPMorgan Chase, 3.020%, 12/1/05	660,000

		Total Tennessee	1,050,000

Texas - 0.5%
		Bell County, TX, Health Facilities Development Corp. Revenue:
100,000	A-1+	Scott and White Memorial Hospital, HFA, Series 2001-2, MBIA-Insured, SPA-Westdeustche Landesbank, 3.000%, 12/1/05	100,000
100,000	A-1+	Scott & White Memorial Hospital, Series B-2, MBIA-Insured, SPA-Chase Bank of Texas N.A., 3.000%, 12/1/05	100,000

		Total Texas	200,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,150,000)	2,150,000

		TOTAL INVESTMENTS - 98.0% (Cost - $40,584,037#)	41,649,034
		Other Assets in Excess of Liabilities - 2.0%	864,163

		TOTAL NET ASSETS - 100.0%	$42,513,197

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

See Notes to Schedule of Investments.

MUNICIPAL BOND INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

(a)	Rating by Moody’s Investors Service.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005.

(d)	Pre-Refunded bonds are escrowed with government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
CPI	— Consumer Price Index
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
LGAC	— Local Government Assistance Corporation
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
PCR	— Pollution Control Revenue
SPA	— Standby Bond Purchase Agreement

Summary	of Investments by Industry * (unaudited)

General Obligation	26.7%
Education	25.4%
Transportation	10.6%
Public Facilities	7.7%
Utilities	7.4%
Pre-Refunded	6.1%
Water and Sewer	5.4%
Industrial Development	2.9%
Tax Allocation	2.5%
Escrowed to Maturity	2.4%
Housing: Single-Family	1.5%
Hospitals	1.0%
Finance	0.2%
Pollution Control	0.2%

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited)	November 30, 2005

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 62.2%
Belgium - 0.3%
$400,000	EUR	Kingdom of Belgium, 5.750% due 3/28/08 (a)	$501,924

Canada - 8.8%
1,500,000,000	JPY	Government of Canada, 0.700% due 3/20/06 (a)	12,557,961

France - 12.2%
1,000,000	EUR	French Treasury Notes, 3.000% due 7/12/08 (a)	1,182,188
		Government of France:
6,500,000	EUR	6.500% due 4/25/11 (a)	8,925,039
1,800,000	EUR	4.000% due 4/25/14 (a)	2,219,247
1,800,000	EUR	4.000% due 10/25/14 (a)	2,218,657
1,900,000	EUR	5.500% due 4/25/29 (a)	2,831,246
100,000	EUR	4.750% due 4/25/35 (a)	137,384

		Total France	17,513,761

Germany - 15.1%
400,000	EUR	Bundesobligation, 3.500% due 10/9/09 (a)	480,021
		Bundesrepublik Deutschland:
200,000	EUR	4.500% due 7/4/09 (a)	247,921
4,400,000	EUR	5.000% due 7/4/12	5,719,565
1,600,000	EUR	4.250% due 1/4/14	2,005,652
2,300,000	EUR	4.250% due 7/4/14 (a)	2,885,147
2,800,000	EUR	6.250% due 1/4/24 (a)	4,398,686
3,100,000	EUR	6.250% due 1/4/30 (a)	5,066,282
600,000	EUR	4.750% due 7/4/34 (a)	825,089

		Total Germany	21,628,363

Greece - 3.5%
3,500,000	EUR	Hellenic Republic, 6.500% due 1/11/14 (a)	4,987,922

Italy - 0.9%
1,050,000	EUR	Buoni Poliennali Del Tesoro, 4.500% due 5/1/09	1,297,858

Japan - 3.8%
		Japan Government:
390,000,000	JPY	1.500% due 3/20/14	3,320,294
110,000,000	JPY	1.600% due 6/20/14	941,289
150,000,000	JPY	2.300% due 6/20/35	1,227,907

		Total Japan	5,489,490

Netherlands - 3.6%
		Netherlands Government:
4,000,000	EUR	5.250% due 7/15/08 (a)	4,995,874
200,000	EUR	3.750% due 7/15/14 (a)	242,721

		Total Netherlands	5,238,595

Poland - 1.4%
6,280,000	PLN	Poland Government Bond, 6.000% due 5/24/09 (a)	1,944,653

Portugal - 3.3%
4,000,000	EUR	Portugal Obrigacoes do Tesouro, 3.250% due 7/15/08 (a)	4,745,694

Russia - 0.7%
900,000		Russian Federation, step bond to yield 3.443% due 3/31/30 (a)	1,007,437

Spain - 7.3%
		Spanish Government:
5,600,000	EUR	3.600% due 1/31/09 (a)	6,736,392
2,200,000	EUR	5.750% due 7/30/32 (a)	3,429,641

See Notes to Schedule of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT†		SECURITY	VALUE
Spain (continued)
$200,000	EUR	4.200% due 1/31/37 (a)	$252,631

		Total Spain	10,418,664

United Kingdom - 1.3%
		United Kingdom Treasury:
860,000	GBP	7.500% due 12/7/06 (a)	1,536,590
200,000	GBP	4.750% due 6/7/10	353,311

		Total United Kingdom	1,889,901

		TOTAL SOVEREIGN BONDS (Cost - $93,159,720)	89,222,223

CORPORATE BONDS & NOTES(a) - 6.0%
Australia - 0.6%
100,000,000	JPY	GMAC Australia Finance, Series EMTN, 1.120% due 3/23/06	834,904

Cayman Islands - 0.4%
500,000		Resona Bank Ltd., 5.850% due 9/29/49 (b)(c)	494,923
100,000		Vita Capital Ltd., Series 2003-I, Notes, 5.404% due 1/1/07 (b)(c)	100,274

		Total Cayman Islands	595,197

France - 0.3%
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13	430,441

Greece - 0.3%
370,000	EUR	Public Power Corp., Notes, 4.500% due 3/12/09	450,700

Hong Kong - 0.4%
500,000	EUR	Hutchinson Whampoa Finance Ltd., 5.875% due 7/8/13	659,994

Italy - 0.7%
720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12	965,195

Luxembourg - 0.5%
567,000	EUR	Hannover Finance Luxembourg SA, 5.000% due 6/1/49 (c)	671,562

Mexico - 0.5%
540,000	EUR	PEMEX Project Funding Master Trust, 6.250% due 8/5/13 (b)	714,651

Netherlands - 0.2%
280,000	EUR	TPSA Eurofinance BV, Medium-Term Note, 6.625% due 3/1/06	333,141

United Kingdom - 1.0%
400,000		HBOS PLC, Subordinated, 5.920% due 9/29/49 (b)(c)	399,364
1,000,000		Royal Bank of Scotland PLC, Notes, 4.231% due 7/21/08 (b)(c)	1,000,471

		Total United Kingdom	1,399,835

United States - 1.1%
300,000		DaimlerChrysler North America Holding Corp., Notes, 6.400% due 5/15/06	301,978
200,000		Harrahs Operating Co. Inc., 4.900% due 2/8/08 (b)(c)	200,318
300,000		HSBC Finance Corp., Senior Unsecured, 4.621% due 9/15/08 (c)	300,395
300,000		IBJ Preferred Capital Co., 8.790% due 12/29/49 (b)(c)	324,930
100,000		MCI Inc., Senior Notes, 7.688% due 5/1/09	103,875
200,000		Mizuho JGB Investment LLC, Bonds, 9.870% due 12/31/49 (b)(c)	221,744
100,000		Tyco International Group SA, 6.375% due 2/15/06	100,200

		Total United States	1,553,440

		TOTAL CORPORATE BONDS & NOTES (Cost - $8,302,343)	8,609,060

See Notes to Schedule of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT†		SECURITY	VALUE
ASSET-BACKED SECURITIES(a)(c) - 2.7%
Home Equity - 2.7%
$965,596		AAA Trust, Series 2005-2, Class A1, 4.291% due 11/26/35 (b)	$966,352
181,872		Aegis Asset Backed Securities Trust, Series 2004-4, Class A2A, 4.420% due 10/25/34	182,098
504,577		Asset Backed Funding Certificates, Series 2005-HE2, Class A2A, 4.301% due 6/25/35	504,733
1,026,854		Countrywide Asset-Backed Certificates, Series 2005-5, Class 2A1, 4.271% due 10/25/35	1,027,482
336,846		Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass Through Securities, Series T-35, Class A, 4.331% due 9/25/31	337,067
105,213		Finance America Mortgage Loan Trust, Series 2004-1, Class 2A1, 4.361% due 6/25/34	105,296
15,854		Household Mortgage Loan Trust, Series 2003-HC1, Class A, 4.509% due 2/21/33	15,868
374,590		Quest Trust, Series 2005-X1, Class A1, 4.371% due 3/25/35 (b)	374,812
121,847		Renaissance Home Equity Loan Trust, Series 2004-4, Class AF1, 4.391% due 2/25/35	122,054
299,206		Structured Asset Securities Corp., Series 2005-WF1, Class A1, 4.281% due 2/25/35	299,399

		TOTAL ASSET-BACKED SECURITIES (Cost - $3,933,002)	3,935,161

MORTGAGE-BACKED SECURITIES - 3.0%
FNMA - 3.0%
		Federal National Mortgage Association (FNMA):
360,436		5.500% due 10/1/34 (a)	355,529
956,273		4.197% due 11/1/34 (a)(c)	944,245
3,000,000		5.500% due 12/1/35 (d)	2,955,000

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,252,910)	4,254,774

COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 5.4%
443,592		Banc of America Mortgage Securities, Series 2004-4, Class 1A9, 5.000% due 5/25/34	435,332
		Countrywide Home Loans:
1,029,791		Series 2005-002, Class 1A1, 4.511% due 3/25/35 (c)	1,030,711
230,871		Series 2005-003, Class 2A1, 4.481% due 4/25/35 (c)	231,071
255,654		Series 2005-011, Class 3A1, 4.608% due 4/25/35 (c)	257,981
300,000		Series 2005-HYB9, Class 3A2A, 5.250% due 11/20/25 (c)	297,690
879,279		Federal Home Loan Mortgage Corp. (FHLMC), Series 3037, Class BC, 4.500% due 9/15/35	855,721
		Federal National Mortgage Association (FNMA):
40,871		Series 2003-34, Class A1, 6.000% due 4/25/43	41,271
225,384		Series 2004-W12, Class 1A1, 6.000% due 7/25/44	228,171
58,272		Federal National Mortgage Association (FNMA) Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	58,982
561,370		FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 4.363% due 10/25/44 (c)	563,482
284,074		GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34	281,357
538,841		Government National Mortgage Association (GNMA), Series 2004-68, Class ZC, 6.000% due 8/20/34	541,535
700,000	GBP	Permanent Financing PLC, Series 4, Class 5A2, 4.763% due 6/10/42 (c)	1,214,771
458,722		SACO I Trust, Series 2004-3A, Class A, 4.461% due 12/25/35 (b)(c)	458,722
449,624		Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, 4.421% due 6/19/35 (c)	448,314
		Structured Asset Securities Corp.:

See Notes to Schedule of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (a) (continued)
$4,424	Series 2004-S4, Class A1, 4.361% due 12/25/34 (c)	$4,426
248,914	Series 2005-S5, Class A1, 4.291% due 8/25/35 (c)	249,063
22,165	Washington Mutual, Series 2002-AR9, Class 1A, 4.419% due 8/25/42 (c)	22,005
495,315	Washington Mutual Inc., Series 2005-AR13, Class A1A1, 4.481% due 10/25/45 (c)	494,647

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,827,068)	7,715,252

U.S. GOVERNMENT & AGENCY OBLIGATIONS(a) - 9.4%
U.S. Government Agencies - 9.3%
	Federal National Mortgage Association (FNMA):
5,193,416	5.500% due 5/1/34	5,129,176
6,487,325	5.500% due 11/1/34	6,399,010
1,765,188	5.500% due 2/1/35	1,741,158

	Total U.S. Government Agencies	13,269,344

U.S. Government Obligations - 0.1%
200,000	U.S. Treasury Notes, 3.875% due 5/15/10	195,571

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $13,770,956)	13,464,915

U.S. TREASURY INFLATION PROTECTED SECURITIES(a) - 0.9%
	U.S. Treasury Notes, Inflation Indexed:
832,576	1.625% due 1/15/15	798,103
510,825	1.875% due 7/15/15	499,870

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $1,323,116)	1,297,973

CONTRACTS
PURCHASED OPTIONS - 0.1%
United States - 0.1%
140	Eurodollar futures, PUT @94.38, Expires 3/13/06	875
76	Eurodollar futures, PUT @101.58, Expires 2/24/06	1,187
2,300,000	Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/12/06	4,223
2,300,000	Swaption, 3 Month LIBOR, 4.25% fixed rate, Call @ $4.25, expires 10/24/06	4,485
2,300,000	Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 4/4/06	2,178
2,300,000	Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 10/4/06	6,681
14,000,000	Swaption, 3 Month LIBOR, 4.50% fixed rate, Call @ $4.50, expires 10/18/06	45,388
13,900,000	Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 5/2/06	38,531
7,000,000	Swaption, 3 Month LIBOR, 4.75% fixed rate, Call @ $4.75, expires 8/8/06	29,106

	TOTAL PURCHASED OPTIONS (Cost - $160,991)	132,654

FACE AMOUNT
MUNICIPAL BOND - 0.1%
United States - 0.1%
$200,000	Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters, 5.250% due 10/1/35 (a) (Cost - $221,327)	221,662

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $132,951,433)	128,853,674

SHORT-TERM INVESTMENTS(a) - 25.1%
Commercial Paper - 21.9%
4,200,000	Anz (Delaware) Inc., 3.840% due 12/27/05	4,188,504
4,100,000	Barclays US Funding LLC, 3.820% due 12/14/05	4,094,396
3,900,000	BNP Paribas Finance, 4.350% due 2/28/06	3,858,492

See Notes to Schedule of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE AMOUNT	SECURITY	VALUE
Commercial Paper (continued)
$600,000	CBA Delaware Finance, 4.190% due 1/31/06	$595,704
300,000	Danske Corp., Series A, 3.850% due 1/17/06	298,512
2,200,000	Dexia Delaware LLC, 4.240% due 2/7/06	2,182,356
2,100,000	Dnb Nor Bank Asa, 4.320% due 3/8/06	2,075,325
600,000	General Electric Capital Corp., 4.160% due 1/24/06	596,292
3,900,000	HBOS Treasury Services PLC, 4.220% due 2/7/06	3,868,722
2,200,000	Nordea North America Inc., 4.340% due 2/22/06	2,178,044
700,000	Rabobank USA Finance Corp., 3.940% due 12/30/05	697,798
600,000	Skandinaviska Enskilda Banken, 3.890% due 12/22/05	598,652
1,000,000	Skandinaviska Enskilda Banken AB, 3.760% due 12/8/05	999,277
	Societe Generale North America:
500,000	3.840% due 12/28/05	498,579
400,000	4.190% due 2/1/06	397,088
400,000	UBS Finance Delaware LLC, 4.030% due 1/30/06	397,188
3,900,000	Westpac Banking Corp., 4.240% due 2/7/06	3,868,722

	Total Commercial Paper (Cost - $31,395,882)	31,393,651

U.S. Government Obligation - 0.6%
790,000	U.S. Treasury Bills, 3.410%-3.460% due 12/15/05 (e) (Cost - $788,951)	788,951

Repurchase Agreement - 2.6%
3,781,000	State Street Bank & Trust Co. dated 11/30/05, 3.520% due 12/1/05; Proceeds at maturity - $3,781,370; (Fully collateralized by U.S. Treasury Note, 4.25% due 11/15/13; Market value - $3,861,200) (Cost - $3,781,000)	3,781,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $35,965,833)	35,963,602

	TOTAL INVESTMENTS - 114.9% (Cost - $168,917,266#)	164,817,276
	Liabilities in Excess of Other Assets - (14.9)%	(21,328,195)

	TOTAL NET ASSETS - 100.0%	$143,489,081

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap transactions, foreign currency contracts, TBA’s and short sales.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Coupon rate disclosed is that which is in effect at November 30, 2005.

(d)	This security is traded on a “to-be-announced” basis (See Note 1).

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

EUR	— Euro Currency
GBP	— Great Britain Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
PLN	— Polish Zloty

See Notes to Schedule of Investments.

INTERNATIONAL FIXED INCOME INVESTMENTS

Schedule of Investments (unaudited) (continued)	November 30, 2005

Summary of Investments by Security Type * (unaudited)

Sovereign Bonds	54.1%
Short-Term Investments	21.8%
U.S. Government & Agency Obligations	8.2%
Corporate Bonds & Notes	5.2%
Collateralized Mortgage Obligations	4.7%
Mortgage-Backed Securities	2.6%
Asset-Backed Securities	2.4%
U.S. Treasury Inflation Protected Security	0.8%
Municipal Bond	0.1%
Purchased Options	0.1%

100.0%

*	As a percentage of total investments.

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
1,000,000	Swaption, 3 Month LIBOR, 4.54% fixed rate call	4/4/06	$4.54	$2,432
6,000,000	Swaption, 3 Month LIBOR, 4.78% fixed rate call	5/2/06	4.78	38,886
3,000,000	Swaption, 3 Month LIBOR, 4.78% fixed rate call	8/8/06	4.78	28,089
1,000,000	Swaption, 3 Month LIBOR, 4.54% fixed rate call	10/4/06	4.54	6,899
1,000,000	Swaption, 3 Month LIBOR, 4.30% fixed rate call	10/12/06	4.30	4,191
6,000,000	Swaption, 3 Month LIBOR, 4.56% fixed rate call	10/18/06	4.56	45,006
1,000,000	Swaption, 3 Month LIBOR, 4.31% fixed rate call	10/24/06	4.31	4,515

	TOTAL OPTIONS WRITTEN (premiums received - $158,935)			$130,018

Schedule of Security Sold Short

FACE AMOUNT†		SECURITY	VALUE
30,000	EUR	United Kingdom Treasury Gilt, 4.750% due 9/7/15 (Proceeds – $54,693)	$54,100

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (Continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, Government Money Investments, Core Fixed Income Investments, High Yield Investments, Municipal Bond Investments, and International Fixed Income Investments (“Funds”) are separate diversified Investment Funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

Money market instruments within the Government Money Investments Fund are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Each Fund, except Government Money Investments, may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Notes to Schedules of Investments (unaudited) (continued)

(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap Contracts. Swaps involve the exchange by the Funds with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. The Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Funds anticipate purchasing at a later date. The Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(g) Credit Default Swaps. Certain Funds enter into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Funds are required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds keep the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Funds receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Funds make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Notes to Schedules of Investments (unaudited) (continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statement of Operations. For a credit default swap sold by the Funds, payment of the agreed upon amount made by the Funds in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Funds, the agreed upon amount received by the Funds in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Funds.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(h) Swaptions. A swaption is an option to enter into an interest rate swap. In exchange for an option premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. If a call swaption is exercised, the option holder will enter into a swap to receive the fixed rate and pay a floating rate in exchange. The exercise of a put would entitle the option holder to pay a fixed rate and receive a floating rate. Risks include the possibility that no liquid market exists for these obligations or the counterparty may default on its obligation.

(i) Lending of Portfolio Securities. The Funds have an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(j) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(k) Short Sales of Securities. A short sale is a transaction in which the Funds sell securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Funds may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Funds for the short sale are retained by the broker until the Funds replace the borrowed securities. In borrowing the securities to be delivered to the buyer, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(l) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

Notes to Schedules of Investments (unaudited) (continued)

(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(n) Credit and Market Risk. Certain Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(o) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Large Capitalization Value Equity Investments	$197,591,525	$(35,256,370)	$162,335,155
Large Capitalization Growth Investments	428,287,818	(20,162,831)	408,124,987
Small Capitalization Value Equity Investments	90,075,883	(11,557,672)	78,518,211
Small Capitalization Growth Investments	114,829,178	(15,977,192)	98,851,986
International Equity Investments	185,011,308	(11,606,784)	173,404,524
Emerging Markets Equity Investments	95,527,316	(3,352,324)	92,174,992
Core Fixed Income Investments	3,876,583	(8,829,313)	(4,952,730)
High Yield Investments	4,513,851	(4,992,590)	(478,739)
Municipal Bond Investments	1,181,851	(101,326)	1,080,525
International Fixed Income Investments	1,059,230	(5,689,612)	(4,630,382)

Notes to Schedules of Investments (unaudited) (continued)

At November 30, 2005, Core Fixed Income Investments and International Fixed Income Investments had the following open futures contracts:

Core Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Federal Republic of Germany 10 Year Bonds	29	12/05	$4,221,870	$4,112,153	$(109,717)
Euro	227	03/06	54,097,473	54,034,512	(62,961)
Euro	56	09/06	13,307,667	13,319,600	11,933
Euro	19	03/07	4,520,338	4,523,188	2,850
Euro	26	12/06	6,242,275	6,187,025	(55,250)
Euro	159	06/06	37,810,069	37,808,213	(1,856)
U.S. Treasury Bonds	14	12/05	1,593,883	1,571,938	(21,945)
U.S. 5 Year Treasury Notes	40	12/05	4,257,700	4,244,375	(13,325)
U.S. 5 Year Treasury Notes	171	03/06	18,149,671	18,115,312	(34,359)
U.S. 2 Year Treasury Notes	4	03/06	820,797	820,375	(422)
U.S. 2 Year Treasury Notes	33	12/05	6,772,509	6,773,250	741

					(284,311)

Contracts to Sell:
U.S. 10 Year Treasury Notes	218	12/05	24,072,703	23,704,094	368,609
U.S. 10 Year Treasury Notes	27	03/06	2,938,664	2,930,344	8,320

					376,929

Net Unrealized Gain on Open Futures Contracts					$92,618

International Fixed Income Investments	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Federal Republic of Germany 10 Year Bonds	104	12/05	$15,074,943	$14,747,034	$(327,909)
Euro	271	12/05	65,069,138	64,704,638	(364,500)
Japan Government 10 Year Bonds	5	12/05	5,748,485	5,782,327	33,842
Japan Government 10 Year Bonds	12	03/06	13,715,782	13,826,447	110,665
U.S. 10 Year Treasury Notes	38	12/05	4,137,093	4,131,906	(5,187)
U.S. 10 Year Treasury Notes	19	03/06	2,062,836	2,062,094	(742)
U.S. 5 Year Treasury Notes	85	03/06	9,004,281	9,004,687	406

					(553,425)

Contracts to Sell:
Euro	8	03/06	$1,907,900	$1,904,300	$3,600
Euro	83	09/06	19,824,550	$19,741,550	83,000

					86,600

Net Unrealized Loss on Open Futures Contracts					$(466,825)

At November 30, 2005, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

	Calls	Puts
Core Fixed Income Investments	$91,071	$1,730
International Fixed Income Investments	158,226	2,765

During the period ended November 30, 2005, written option transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding August 31, 2005	56	$28,409
Options written	10,800,092	148,468
Options closed	(133)	(73,304)

Options written, outstanding November 30, 2005	10,800,015	$103,573

Notes to Schedules of Investments (unaudited) (continued)

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding August 31, 2005	—	—
Options written	19,900,000	$176,917
Options closed	(900,000)	(17,982)

Options written, outstanding November 30, 2005	19,000,000	$158,935

At November 30, 2005, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had the following open forward foreign currency contracts:

International Equity Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	228,600	$269,520	12/01/05	$(2,035)
Euro	52,629	62,050	12/02/05	(5)
Euro	685,255	807,916	12/02/05	(68)
Euro	122,928	144,932	12/05/05	37
Hong Kong Dollar	20,352,340	2,624,466	12/01/05	(322)
Japanese Yen	57,782,891	482,832	12/01/05	(4,335)
Japanese Yen	72,193,520	603,246	12/02/05	(934)
Japanese Yen	17,109,874	142,969	12/02/05	(221)
Japanese Yen	103,782,687	867,204	12/02/05	(1,343)
Japanese Yen	11,430,438	95,512	12/05/05	76
Japanese Yen	144,096,853	1,204,068	12/05/05	955
Pound Sterling	387,446	671,037	12/01/05	4,475
Pound Sterling	540,255	935,694	12/02/05	6,240
Pound Sterling	529,150	916,461	12/02/05	6,111
Swiss Franc	1,006,674	765,590	12/02/05	(1,634)

				6,997

Contracts to Sell:
Australian Dollar	89	66	12/01/05	(0)
Hong Kong Dollar	1,109,620	143,087	12/01/05	6
Japanese Yen	84,070,082	702,487	12/01/05	6,308
Japanese Yen	149,556,854	1,199,556	12/01/05	552
Japanese Yen	7,958,416	66,500	12/01/05	31
Japanese Yen	15,433,304	128,960	12/01/05	(167)
Japanese Yen	79,401,219	663,474	12/02/05	(858)
Pound Sterling	20,324	35,200	12/01/05	7
Pound Sterling	383,945	664,973	12/02/05	(4,434)
Pound Sterling	175,374	303,739	12/02/05	(2,026)

				(581)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$6,416

Notes to Schedules of Investments (unaudited) (continued)

Emerging Markets Equity Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
South African Rand	269,090	$41,614	12/02/05	$216
South African Rand	185,725	28,722	12/02/05	149
South African Rand	279,190	43,176	12/02/05	224

				589

Contracts to Sell:
Mexican Peso	3,922,426	370,845	12/02/05	667
South African Rand	5,063,709	783,098	12/02/05	(7,348)
South African Rand	2,259,020	349,356	12/06/05	(10,168)

				(16,849)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(16,260)

Core Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	548,572	$646,767	12/02/05	$110
Euro	659,000	777,255	12/07/05	(487)
Japanese Yen	430,755,000	3,599,829	12/01/05	(197,176)
Japanese Yen	430,755,000	3,617,630	1/10/06	(39,633)

				(237,186)

Contracts to Sell:
Euro	7,170,000	8,456,632	12/07/05	167,967
Euro	3,400,000	4,010,119	12/07/05	3,581
Euro	190,000	224,095	12/07/05	(1,055)
Euro	549,000	647,516	12/07/05	(181)
Euro	5,913,000	6,994,284	1/31/06	5,437
Euro	1,200,000	1,421,629	2/28/06	(2,101)
Japanese Yen	430,755,000	3,599,829	12/1/05	40,149
Pound Sterling	589,000	1,019,827	1/12/06	(8,590)

				205,207

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(31,979)

Notes to Schedules of Investments (unaudited) (continued)

International Fixed Income Investments

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	856,000	$632,796	12/02/05	$(13,694)
Australian Dollar	856,000	631,974	1/09/06	(11)
Brazilian Real	73,000	32,193	2/3/06	62
Brazilian Real	281,500	124,140	2/22/06	9,663
Canadian Dollar	4,481,,000	3,843,354	1/12/06	59,301
Cheilean Peso	6,867,000	13,292	2/02/06	292
Cheilean Peso	58,985,000	114,170	2/16/06	4,400
Danish Krone	10,474,000	1,657,386	12/06/05	(99,201)
Euro	10,906,000	12,863,045	12/07/05	(255,488)
Indian Rupee	507,000	11,019	2/24/06	12
Indian Rupee	6,506,000	141,249	5/09/06	(1,396)
Japanese Yen	1,390,600	11,620	12/02/05	4
Japanese Yen	5,021,288,000	41,963,016	12/01/05	(2,298,465)
Japanese Yen	17,000,000	142,069	12/01/05	(4,099)
Japanese Yen	5,024,469,000	42,197,238	1/10/06	(462,289)
New Taiwan Dollar	6,895,000	207,124	2/17/06	(12,113)
New Taiwan Dollar	400,000	12,022	2/24/06	28
New Zealand Dollar	145,000	101,865	12/02/05	584
New Zealand Dollar	145,000	101,515	1/09/06	15
Norwegian Krone	2,421,000	359,198	12/06/05	(31,538)
Polish Zloty	47,000	14,171	2/24/06	274
Pound Sterling	4,059,000	7,027,978	1/12/06	59,203
Singapore Dollar	925,000	547,172	12/12/05	(3,959)
Singapore Dollar	25,000	14,827	2/24/06	79
South Korean Won	190,600,000	184,570	2/09/06	(3,956)
South Korean Won	19,654,000	19,036	2/24/06	36
Swedish Krona	13,542,000	1,677,054	12/06/05	(161,318)
Swiss Franc	2,034,000	1,547,778	12/06/05	(116,843)

				(3,330,417)

Contracts to Sell:
Australian Dollar	856,000	632,841	12/02/05	(42)
Danish Krone	900,000	142,414	12/06/05	(891)
Euro	140,000	165,123	12/07/05	142
Euro	312,000	367,987	12/07/05	(2,716)
Japanese Yen	13,819,000	115,486	12/01/05	513
Japanese Yen	5,024,469,000	41,989,600	12/01/05	468,310
New Zealand Dollar	145,000	101,884	12/02/05	(42)
Polish Zloty	3,224,000	972,069	2/24/06	5,196
Polish Zloty	505,000	152,263	2/24/06	6,567
Swedish Krona	2,700,000	344,371	12/06/05	(5,466)
Swiss Franc	193,000	146,864	12/06/05	3,160

				474,731

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(2,855,686)

At November 30, 2005, Core Fixed Income Investments held the following credit default swap contracts:

Core Fixed Income Investments

Swap Counterparty:	Merrill Lynch International
Effective Date:	March 12, 2005
Reference Entity:	Russian Federation
Notional Amount:	$600,000
Termination Date:	March 20, 2007
Unrealized Appreciation as of November 30, 2005	$1,939

Swap Counterparty:	JP Morgan Chase Bank
Effective Date:	May 19, 2005
Reference Entity:	Russian Federation
Notional Amount:	$100,000
Termination Date:	May 20, 2007
Unrealized Appreciation as of November 30, 2005	$572

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	August 31, 2005
Reference Entity:	Republic of Turkey
Notional Amount:	$400,000
Termination Date:	September 20, 2010
Unrealized Appreciation as of November 30, 2005	$19,423

Swap Counterparty:	Bear Stearns Bank PLC
Effective Date:	June 28, 2005
Reference Entity:	Trinity CDO, Ltd., Series 2005-1A, Class B
Notional Amount:	$2,000,000
Termination Date:	March 8, 2040
Unrealized Appreciation as of November 30, 2005	$13,360

At November 30, 2005, Core Fixed Income Investments and International Fixed Income Investments held the following interest rate swap contracts:

Core Fixed Income Investments

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	1,300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation as of November 30, 2005	$(69,932)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	1,000,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation as of November 30, 2005	$(6,341)

Swap Counterparty:	Bank of America
Effective Date:	June 15, 2005
Notional Amount:	$1,500,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 6.00%
Termination Date:	June 15, 2035
Unrealized Appreciation as of November 30, 2005	$17,670

Swap Counterparty:	Bank of America
Effective Date:	December 15, 2005
Notional Amount:	$4,000,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 15, 2015
Unrealized Appreciation as of November 30, 2005	$50,530

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	December 15, 2005
Notional Amount:	$3,000,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	December 15, 2015
Unrealized Depreciation as of November 30, 2005	$(19,733)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2005
Notional Amount:	3,300,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	December 15, 2014
Unrealized Appreciation as of November 30, 2005	$59,462

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 15, 2005
Notional Amount:	2,600,000 EUR
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (6 month Euribor)
Termination Date:	December 15, 2014
Unrealized Appreciation as of November 30, 2005	$36,858

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 15, 2006
Notional Amount:	40,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Depreciation as of November 30, 2005	$(382)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 15, 2006
Notional Amount:	90,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Depreciation as of November 30, 2005	$(1,597)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 15, 2005
Notional Amount:	$7,400,000
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 15, 2010
Unrealized Depreciation as of November 30, 2005	$(20,286)

Notes to Schedules of Investments (unaudited) (continued)

International Fixed Income Investments

Swap Counterparty:	Bank of America
Effective Date:	December 16, 2009
Notional Amount:	2,600,000 CAD
Payments Made by Fund:	Fixed Rate, 5.50%
Payments Received by Fund:	Floating Rate (3 month CAD LIBOR)
Termination Date:	December 16, 2014
Unrealized Depreciation as of November 30, 2005	$(36,778)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 18, 2014
Notional Amount:	1,300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation as of November 30, 2005	$(48,098)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	3,600,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Depreciation as of November 30, 2005	$(57,345)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	September 15, 2005
Notional Amount:	4,400,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation as of November 30, 2005	$157,023

Swap Counterparty:	UBS AG
Effective Date:	September 15, 2005
Notional Amount:	1,900,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation as of November 30, 2005	$17,025

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	4,100,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation as of November 30, 2005	$92,265

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	JPMorgan Chase Bank
Effective Date:	September 15, 2005
Notional Amount:	300,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation as of November 30, 2005	$7,352

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 20, 2005
Notional Amount:	1,300,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 1.50%
Termination Date:	December 20, 2015
Unrealized Depreciation as of November 30, 2005	$(246,268)

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	December 15, 2005
Notional Amount:	$1,100,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 15, 2015
Unrealized Appreciation as of November 30, 2005	$29,807

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	December 15, 2005
Notional Amount:	$1,500,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 15, 2015
Unrealized Appreciation as of November 30, 2005	$3,401

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	June 15, 2005
Notional Amount:	$12,000,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 3.00%
Termination Date:	June 15, 2006
Unrealized Appreciation as of November 30, 2005	$28,047

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	December 16, 2009
Notional Amount:	$100,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	December 16, 2014
Unrealized Appreciation as of November 30, 2005	$827

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Bank of America
Effective Date:	December 16, 2009
Notional Amount:	$1,700,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	December 16, 2014
Unrealized Appreciation as of November 30, 2005	$10,928

Swap Counterparty:	Lehman Brothers Special Financing Inc.
Effective Date:	December 15, 2005
Notional Amount:	$31,200,000
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 15, 2007
Unrealized Appreciation as of November 30, 2005	$382,007

Swap Counterparty:	Bank of America
Effective Date:	December 15, 2005
Notional Amount:	$200,000
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 15, 2010
Unrealized Appreciation as of November 30, 2005	$4,734

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 16, 2009
Notional Amount:	$700,000
Payments Made by Fund:	Floating Rate (3 month LIBOR)
Payments Received by Fund:	Fixed Rate, 5.50%
Termination Date:	December 16, 2014
Unrealized Depreciation as of November 30, 2005	$(7,029)

Swap Counterparty:	UBS AG
Effective Date:	December 15, 2005
Notional Amount:	$1,400,000
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 15, 2010
Unrealized Appreciation as of November 30, 2005	$38,117

Swap Counterparty:	JP Morgan Chase Bank
Effective Date:	December 15, 2005
Notional Amount:	300,000 CAD
Payments Made by Fund:	Floating Rate (3 month CAD LIBOR)
Payments Received by Fund:	Fixed Rate, 4.50%
Termination Date:	June 15, 2025
Unrealized Appreciation as of November 30, 2005	$2,350

Swap Counterparty:	Goldman Sachs Capital Markets, L.P.
Effective Date:	June 17, 2005
Notional Amount:	19,500,000 EUR
Payments Made by Fund:	Fixed Rate, 4.50%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 17, 2015
Unrealized Depreciation as of November 30, 2005	$(45,114)

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	UBS AG
Effective Date:	June 18, 2014
Notional Amount:	100,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation as of November 30, 2005	$(2,689)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	September 15, 2005
Notional Amount:	500,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2015
Unrealized Appreciation as of November 30, 2005	$5,710

Swap Counterparty:	HSBC Bank
Effective Date:	September 15, 2005
Notional Amount:	1,800,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation as of November 30, 2005	$(40,312)

Swap Counterparty:	JP Morgan Chase Bank
Effective Date:	June 18, 2014
Notional Amount:	300,000 GBP
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (6 month GBP LIBOR)
Termination Date:	June 18, 2034
Unrealized Depreciation as of November 30, 2005	$(5,747)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	March 15, 2006
Notional Amount:	1,300,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Depreciation as of November 30, 2005	$(152)

Swap Counterparty:	JP Morgan Chase Bank
Effective Date:	March 15, 2006
Notional Amount:	600,000 GBP
Payments Made by Fund:	Floating Rate (6 month GBP LIBOR)
Payments Received by Fund:	Fixed Rate, 5.00%
Termination Date:	September 15, 2010
Unrealized Appreciation as of November 30, 2005	$184

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Barclays Bank PLC
Effective Date:	June 20, 2005
Notional Amount:	280,000,000 JPY
Payments Made by Fund:	Floating Rate (6 month JPY LIBOR)
Payments Received by Fund:	Fixed Rate, 2.00%
Termination Date:	June 20, 2025
Unrealized Depreciation as of November 30, 2005	$(20,531)

Swap Counterparty:	JP Morgan Chase Bank
Effective Date:	December 20, 2004
Notional Amount:	1,460,000,000
Payments Made by Fund:	Fixed Rate, 2.00%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	December 20, 2013
Unrealized Appreciation as of November 30, 2005	$215,568

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	June 15, 2006
Notional Amount:	320,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Depreciation as of November 30, 2005	$(4,219)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	June 15, 2006
Notional Amount:	150,000,000 JPY
Payments Made by Fund:	Fixed Rate, 1.50%
Payments Received by Fund:	Floating Rate (6 month JPY LIBOR)
Termination Date:	June 15, 2015
Unrealized Depreciation as of November 30, 2005	$(6,028)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 15, 2005
Notional Amount:	$7,200,000
Payments Made by Fund:	Fixed Rate, 4.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 15, 2010
Unrealized Appreciation as of November 30, 2005	$185,462

Swap Counterparty:	Barclays Bank PLC
Effective Date:	December 15, 2005
Notional Amount:	$4,800,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 15, 2015
Unrealized Appreciation as of November 30, 2005	$224,580

Notes to Schedules of Investments (unaudited) (continued)

Swap Counterparty:	Morgan Stanley Capital Services Inc.
Effective Date:	December 15, 2005
Notional Amount:	$1,400,000
Payments Made by Fund:	Fixed Rate, 5.00%
Payments Received by Fund:	Floating Rate (3 month LIBOR)
Termination Date:	December 15, 2015
Unrealized Appreciation as of November 30, 2005	$29,085

At November 30, 2005, Core Fixed Income Investments held the following index-linked swap contracts:

Core Fixed Income Investments

Swap Counterparty:	UBS AG
Effective Date:	October 15, 2005
Notional Amount:	200,000 EUR
Payments Made by Fund:	Floating Rate (France CPI Ex Tobacco)
Payments Received by Fund:	Fixed Rate, 2.1455%
Termination Date:	October 15, 2010
Unrealized Appreciation as of November 30, 2005	$1,058

At November 30, 2005, Core Fixed Income Investments and International Fixed Income Investments had total unrealized appreciation of $82,601 and total unrealized appreciation of $914,162, respectively, from swap contracts.

At November 30, 2005, the Funds listed below had securities on loan. The market value for the securities on loan was as follows:

Fund	Value
Core Fixed Income Investments	$443,876
High Yield Investments	968,794

At November 30, 2005, the Funds listed below received cash collateral, which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act. The amount of the cash collateral was as follows:

Fund	Value
Core Fixed Income Investments	$453,150
High Yield Investments	990,450

Income earned by the Funds from securities lending for the period ended November 30, 2005 was as follows:

Fund	Value
Core Fixed Income Investments	$30,946
High Yield Investments	15,605

During the period ended November 30, 2005, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $54,914,664. For the period ended November 30, 2005, the Fund recorded interest income of $63,307 related to such transactions. At November 30, 2005, Core Fixed Income Investments had outstanding mortgage dollar rolls with a total cost of $24,209,789.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 30, 2006

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date January 30, 2006